As filed with the Securities and Exchange Commission
                              on November 26, 2002

                                       Registration Nos. 33-12608 and 811-5059
                                       ---------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  |X|

         Pre-Effective Amendment No.
         Post-Effective Amendment No. 38                                 |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT                              |X|
  COMPANY ACT OF 1940
         Amendment No. 39                                                |X|
                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Address of principal executive offices)
                                 (800) 433-6884
                                 --------------
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                      -------------------------------------
                               John M. Loder, Esq.
                                  Ropes & Gray
                        One California Street, Suite 2200
                          San Francisco, CA 94305-6009

It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b)
|X| on November 30, 2002 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
|X| this post-effective amendment designates a new effective date for post-effective amendment No.37 filed on September 27, 2002.

            HighMark Small Cap Growth Fund

The information required by Items 1 through 9 for the above-referenced Fund of HighMark Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 21, 2001.


            HighMark Small Cap Growth Fund

            The information required by Items 10 through 22 for the above-referenced Fund of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 28, 2001.

                                                               NOVEMBER 30, 2002

HIGHMARK
     The smart approach to investing.

EQUITY
FIXED INCOME                       RETAIL SHARES
--------------------------------------------------------------------------------
                                   o  Balanced Fund
                                   o  Core Equity Fund
                                   o  Growth Fund
                                   o  International Equity Fund
                                   o  Large Cap Value Fund
                                   o  Small Cap Value Fund
                                   o  Value Momentum Fund
                                   o  Bond Fund
                                   o  California Intermediate Tax-Free Bond Fund
                                   o  National Intermediate Tax-Free Bond Fund


PROSPECTUS
[PHOTO OF MOUNTAINS OMITTED]

[HIGHMARK LOGO OMITTED]
HIGHMARK FUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

1        PROSPECTUS
--------------------------------------------------------------------------------


HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of HighMark's Equity and Fixed-Income funds that you should know before investing. Each Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.


INDIVIDUAL HIGHMARK FUND PROFILES
EQUITY FUNDS
Balanced Fund .........................................   2
Core Equity Fund ......................................   5
Growth Fund ...........................................   8
International Equity Fund .............................  11
Large Cap Value Fund ..................................  14
Small Cap Value Fund ..................................  17
Value Momentum Fund ...................................  20

FIXED-INCOME FUNDS
Bond Fund .............................................  23
California Intermediate Tax-Free Bond Fund ............  26
National Intermediate Tax-Free Bond Fund ..............  29

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ................................  32
How Sales Charges Are Calculated ......................  33
Sales Charge Reductions and Waivers ...................  33
Fees for Distribution of Shares .......................  35
Opening an Account ....................................  35
Buying Shares .........................................  35
Selling Shares ........................................  36
Exchanging Shares .....................................  37
Transaction Policies ..................................  37
Dividends and Distributions ...........................  38
Taxes .................................................  38
Investor Services .....................................  39

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .................................  39
Financial Highlights ..................................  41
Investment Practices ..................................  44
Glossary of Investment Risks ..........................  49

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION
Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


--------------------------------------------------------------------------------
[& ICON OMITTED] FUND SUMMARY

[" ICON OMITTED] INVESTMENT STRATEGY

[! ICON OMITTED] WHAT ARE THE MAIN
                  RISKS OF INVESTING
                  IN THIS FUND?

[@ ICON OMITTED] PERFORMANCE INFORMATION

[? ICON OMITTED] DID YOU KNOW?

[# ICON OMITTED] FUND INFORMATION

[$ ICON OMITTED] FEES AND EXPENSES
--------------------------------------------------------------------------------

PROSPECTUS
2
HIGHMARK EQUITY FUNDS
BALANCED FUND
--------------------------------------------------------------------------------



[& ICON OMITTED]FUND SUMMARY


INVESTMENT GOAL                    To seek capital appreciation and income;
                                   conservation of capital is a secondary
                                   consideration
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. common stocks and investment grade bonds
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Diversifies across market segments and
                                   investment styles, including value and growth
                                   stocks as well as various types of bonds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors seeking the growth potential of
                                   stocks with the diversification value of
                                   bonds
--------------------------------------------------------------------------------


[" ICON OMITTED] INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among equity securities and fixed-income securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time of purchase.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in Shareholders' best interest to do so.

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and which are selling at attractive valuations. As a result, the Fund will invest in a blend of GROWTH stocks and VALUE STOCKS. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the Standard & Poor's 500 Composite Index ("S&P 500 Index"), and normally avoid extreme overweighting or underweighting relative to that index.

The Fund may invest in other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     PROSPECTUS
                                                                              3
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]

1992      7.01%
1993     11.05%
1994     -2.30%
1995     28.22%
1996     15.42%
1997     19.58%
1998      9.88%
1999      5.59%
2000     -2.70%
2001     -5.24%


             BEST QUARTER         WORST QUARTER
                11.27%               -7.58%
              (12/31/98)            (9/30/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -17.90%. FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF CLASS A SHARES ON 11/13/92, CLASS A SHARE PERFORMANCE IS BASED ON FIDUCIARY SHARE PERFORMANCE FROM 2/1/91 TO 11/13/92. THE PERFORMANCE OF FIDUCIARY SHARES DOES NOT REFLECT CLASS A SHARES' RULE 12B-1 FEES AND EXPENSES. WITH THOSE ADJUSTMENTS, PERFORMANCE WOULD BE LOWER THAN THAT SHOWN.

--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -----------------------------------------
                 Class A      431114776     HMBRX
                 Class B      431114545     HMBBX
                 Class C      431112887     HMBCX
--------------------------------------------------------------------------------

[? ICON OMITTED] DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

GROWTH STOCKS have a record of achieving consistent earnings and sales growth.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.

                                                       SINCE
                           1 YEAR   5 YEARS 10 YEARS INCEPTION*
--------------------------------------------------------------------------------
BALANCED FUND(1)
  Class A Shares (with
  a 5.50% sales charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes     -10.44%   3.87%    7.58%(a) 8.52%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions           -11.53%   1.96%    5.59%(a) 6.19%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares      -6.04%   2.62%    5.50%(a) 5.98%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)   -10.32%   4.28%(a) 8.01%(a) 8.91%(a)
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)    -6.69%   4.92%(a) 8.18%(a) 9.07%(a)
--------------------------------------------------------------------------------
S&P 500 INDEX(3) (reflects
  no deduction for fees,
  expenses or taxes)       -11.88%  10.70%   12.93%   14.09%+
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(4) (reflects no
  deduction for fees,
  expenses or taxes)         8.42%   7.43%    7.23%    7.94%+
--------------------------------------------------------------------------------
1 The performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

3 The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

4 The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*Since 2/1/91.

(a)Prior to 11/13/92 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B or Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 1/31/91.


                                                                     (CONTINUED)

PROSPECTUS
4
HIGHMARK EQUITY FUNDS
BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------



[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%         0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%          5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%           0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    0.60%        0.60%        0.60%
Distribution (12b-1) Fees                                                                   0.25%        0.75%        1.00%
Other Expenses                                                                              0.52%        0.52%        0.27%
                                                                                            ----         ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.37%        1.87%        1.87%
Fee Waivers                                                                                 0.15%         0%            0%
   NET EXPENSES+                                                                            1.22%        1.87%        1.87%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.22% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.20%
         Class B Shares:   1.85%
         Class C Shares:   1.85%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES          $667      $946     $1,245   $2,093

CLASS B SHARES
If you do not sell
your shares             $190      $588     $1,011   $2,060

If you sell your
shares at the
end of the period:      $690      $888     $1,211   $2,060

CLASS C SHARES
If you do not sell
your shares:            $190      $588     $1,011   $2,190

If you sell your
shares at the
end of the period:      $290      $588     $1,011   $2,190

                                                                     PROSPECTUS
                                                                              5
HIGHMARK EQUITY FUNDS
CORE EQUITY FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                          To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify companies with
                                         strong earnings growth selling at
                                         attractive values
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate to high
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Long-term investors seeking capital
                                         appreciation
--------------------------------------------------------------------------------

[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of its assets in the stocks of U.S. companies with capitalizations similar to the Standard & Poor's 500 Composite Index ("S&P 500 Index").

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive valuations. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the S&P 500 Index, and normally avoid extreme overweighting or underweighting relative to that index.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund may invest in small capitalization companies but does not expect to invest more than 10% of its assets in such companies.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of those companies with capitalization similar to those in the S&P 500 Index-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     (CONTINUED)

PROSPECTUS
6
HIGHMARK EQUITY FUNDS
CORE EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------



[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]

2001     -11.85%


             BEST QUARTER         WORST QUARTER
                 9.92%               -13.80%
              (12/31/01)            (9/30/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -29.48%.

--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -----------------------------------------
                 Class A      431112770     HCEAX
                 Class B      431112762     HCEBX
                 Class C      NA            NA
--------------------------------------------------------------------------------


[? ICON OMITTED] DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

MEDIUM CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those companies in the S&P 500 Index.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500 INDEX.
                                                      SINCE
                                    1 YEAR          INCEPTION*
--------------------------------------------------------------------------------
CORE EQUITY FUND
  Class A Shares (with
  a 5.50% sales charge)(1)
--------------------------------------------------------------------------------
   Return Before Taxes             -16.70%          -16.88%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions                   -16.79%          -17.00%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares             -10.17%          -13.40%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)           -16.82%          -16.56%(a)
--------------------------------------------------------------------------------
S&P 500 INDEX(2) (reflects
  no deduction for fees,
  expenses or taxes)               -11.88%          -11.50%+
--------------------------------------------------------------------------------
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B will vary.

2 The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

*Since 5/31/00.

+Since 5/31/00.

(a)Prior to 6/30/00 for Class A Shares and Class B Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 5/31/00, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B Shares but does not reflect Class A and Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

                                                                     (CONTINUED)

                                                                     PROSPECTUS
                                                                              7
-------------------------------------------------------------------------------


[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B     CLASS C#
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%         0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%          5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%           0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B     CLASS C#
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    0.60%        0.60%        0.60%
Distribution (12b-1) Fees                                                                   0.25%        0.75%        1.00%
Other Expenses+                                                                             0.50%        0.50%        0.25%
                                                                                            ----         ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.35%        1.85%        1.85%
Fee Waivers                                                                                 0.15%         0%           0%
   NET EXPENSES++                                                                           1.20%        1.85%        1.85%

#Class C Shares currently are not being offered.

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+Other expenses for Class C Shares are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.20% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.18%
         Class B Shares:   1.83%
         Class C Shares:   1.83%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR    3 YEARS   5 YEARS  10 YEARS
CLASS A SHARES          $666      $940      $1,235    $2,072

CLASS B SHARES
If you do not sell
your shares:            $188      $582      $1,001    $2,039

If you sell your
shares at the
end of the period:      $688      $882      $1,201    $2,039

CLASS C SHARES
If you do not sell
your shares:            $188      $582      $1,001    $2,169

If you sell your
shares at the
end of the period:      $288      $582      $1,001    $2,169

PROSPECTUS
8
HIGHMARK EQUITY FUNDS
GROWTH FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                      To seek long-term capital appreciation
                                     through investments in equity securities;
                                     current income is incidental
--------------------------------------------------------------------------------
INVESTMENT FOCUS                     U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY        Seeks to invest in companies offering
                                     above-average growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Moderate to High
--------------------------------------------------------------------------------
INVESTOR PROFILE                     Long-term investors seeking capital
                                     appreciation
--------------------------------------------------------------------------------

[" ICON OMITTED] INVESTMENT STRATEGY

HighMark Growth Fund seeks long term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its main goal, the Fund invests at least 65% of its assets in equity securities, primarily in the stocks of MEDIUM TO LARGE U.S. GROWTH-ORIENTED COMPANIES that the portfolio managers believe are also financially stable. "Growth-oriented companies" are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so. The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:

o the company's market position, product line, technological position and prospects for increased earnings

o  the management capability of the company being considered

o  the short-term and long-term outlook for the industry being analyzed

o  changes in economic and political conditions

The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses--those of medium to large U.S. growth companies--will underperform other types of stock investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     PROSPECTUS
                                                                              9
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
1994     -4.88%
1995     32.72%
1996     21.34%
1997     31.89%
1998     31.48%
1999     21.77%
2000    -24.39%
2001    -35.63%


             BEST QUARTER         WORST QUARTER
                25.89%               -31.46%
              (12/31/98)            (3/31/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -25.44%. FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF CLASS A SHARES ON 6/20/94, CLASS A SHARE PERFORMANCE IS BASED ON FIDUCIARY SHARE PERFORMANCE FROM 11/18/93 TO 6/20/94. THE PERFORMANCE OF FIDUCIARY SHARES DOES NOT REFLECT CLASS A SHARES' RULE 12B-1 FEES AND EXPENSES. WITH THOSE ADJUSTMENTS, PERFORMANCE WOULD BE LOWER THAN THAT SHOWN.


--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -----------------------------------------
                 Class A      431114768     HMRGX
                 Class B      431114511     HMGBX
                 Class C      431112879     HGRCX
--------------------------------------------------------------------------------

[? ICON OMITTED] DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P /BARRA GROWTH INDEX AND THE S&P 500 INDEX .

                                                   SINCE
                            1 YEAR     5 YEAR    INCEPTION*
--------------------------------------------------------------------------------
GROWTH FUND
  Class A Shares (with
  a 5.50% sales charge)(1)
--------------------------------------------------------------------------------
   Return Before Taxes      -39.20%    -0.59%         5.61%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions            -39.20%    -3.03%         3.34%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares      -23.87%    -0.09%         4.60%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)    -39.33%    -0.19%(a)       6.01%(a)
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)    -36.74%     0.39%(a)        6.23%(a)
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH
INDEX(2) (reflects no
  deduction for fees,
  expenses or taxes)        -12.73%    11.10%        14.61%+
--------------------------------------------------------------------------------
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

2 The unmanaged S&P 500/BARRA Growth Index generally reflects the performance of large companies in the U.S. stock market.

*Since 11/18/93.

(a)Prior to 6/20/94 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 11/18/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
+Since 11/30/93.

                                                                     (CONTINUED)

PROSPECTUS
10
HIGHMARK EQUITY FUNDS
GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------



[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*       5.50%          0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%          5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      2.00%          0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    0.60%        0.60%        0.60%
Distribution (12b-1) Fees                                                                   0.25%        0.75%        1.00%
Other Expenses                                                                              0.52%        0.52%        0.27%
                                                                                            ----         ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.37%        1.87%        1.87%
Fee Waivers                                                                                 0.15%         0%            0%
   NET EXPENSES+                                                                            1.22%        1.87%        1.87%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Applicable to Class A Shares purchased on or after August 1, 2002. Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.22% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.20%
         Class B Shares:   1.85%
         Class C Shares:   1.85%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS  5 YEARS  10 YEARS
CLASS A SHARES          $667      $946     $1,245   $2,093

CLASS B SHARES
If you do not sell
your shares:            $190      $588     $1,011   $2,060

If you sell your
shares at the
end of the period:      $690      $888     $1,211   $2,060

CLASS C SHARES
If you do not sell
your shares:            $190      $588     $1,011   $2,190

If you sell your
shares at the
end of the period:      $290      $588     $1,011   $2,190

                                                                     PROSPECTUS
                                                                             11
HIGHMARK EQUITY FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                          To seek long-term capital appreciation
                                         by investing primarily in equity
                                         securities of foreign issuers
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         Common stocks of foreign companies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify reasonably priced
                                         foreign stocks with above-average
                                         growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   High
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors who want capital
                                         appreciation, are willing to accept
                                         the increased risks of international
                                         investing for the possibility of higher
                                         returns, and want exposure to a
                                         diversified portfolio of international
                                         stocks
--------------------------------------------------------------------------------



[" ICON OMITTED] INVESTMENT STRATEGY

HighMark International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Normally, at least 65% of the Fund's assets will be invested in the stocks of companies from at least five countries (other than the United States) that are included in the Morgan Stanley Capital International Europe, Australiasia and Far East Index (the "EAFE Index"). The Fund's portfolio managers intend to focus on companies with a market capitalization of more than $100 million.

In selecting investments for the Fund, the portfolio managers may over- or under-weight regions in comparison to the EAFE Index based on the rates of return they expect from various markets. The Fund's regional and individual country weightings may therefore vary from those of the EAFE Index. The portfolio managers will then select individual securities for the Fund on the basis of their growth opportunities or undervaluation in relation to other securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund typically invests in securities that are listed on recognized foreign exchanges, but it may also invest up to 15% of its assets in securities traded in over-the-counter markets. In addition, the Fund may buy AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) and invest in derivatives, including futures, options, forward foreign currency contracts, options on currencies and swap agreements. Derivatives are used to increase the Fund's exposure to an asset class, to keep cash on hand to meet shareholder redemptions and for leveraging. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country or region. The Fund primarily invests in companies in foreign developed countries but it may invest a portion of its assets in emerging markets.

In addition to those described above, the Fund may invest in certain other types of securities, including investment-grade bonds of U.S. and non-U.S. issuers. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations such as money market securities. Such a strategy could make it more difficult for the Fund to achieve its goal.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     (CONTINUED)

PROSPECTUS
12
HIGHMARK EQUITY FUNDS
INTERNATIONAL EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------



[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*



[BAR CHART OMITTED]

1996      3.25%
1997     -6.51%
1998      15.18%
1999      29.30%
2000     -18.43%
2001     -22.57%


             BEST QUARTER         WORST QUARTER
                21.43%               -15.41%
              (12/31/99)            (9/30/01)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -22.15%. FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF CLASS A SHARES ON 11/30/99, CLASS A SHARE PERFORMANCE IS BASED ON FIDUCIARY SHARE PERFORMANCE FROM 2/1/95 TO 11/30/99. THE PERFORMANCE OF FIDUCIARY SHARES DOES NOT REFLECT CLASS A SHARES' RULE 12B-1 FEES AND EXPENSES. WITH THOSE ADJUSTMENTS, PERFORMANCE WOULD BE LOWER THAN THAT SHOWN.



--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -----------------------------------------
                 Class A      431112853     HINAX
                 Class B      431112846     HINBX
                 Class C      431112838     HINCX
--------------------------------------------------------------------------------

[? ICON OMITTED] DID YOU KNOW?

AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF ITS BENCHMARK, THE MSCI-EAFE INDEX.

                                                       SINCE
                              1 YEAR     5 YEAR     INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND(1)
  Class A Shares (with a
  5.50% sales charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes        -26.83%     -3.63%(a)   -0.58%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions              -26.83%     -4.17%(a)   -1.35%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares        -16.34%     -2.86%(a)   -0.60%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)      -26.69%     -3.07%(a)    0.10%(a)
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)      -23.55%     -2.72%(a)    0.10%(a)
--------------------------------------------------------------------------------
MSCI-EAFE INDEX(3) (reflects
  no deduction for fees,
  expenses or taxes)          -21.44%      0.89%       3.75%+
--------------------------------------------------------------------------------
1 The performance data includes the performance of the Stepstone International Equity Fund for the period prior to its consolidation with the HighMark International Equity Fund on 4/25/97.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

3 The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East Index reflects the performance of securities listed on stock exchanges in Europe, Australia and the Far East.

*Since 2/1/95.

+Since 2/28/95.

(a)Prior to 11/30/99, performance data for Class A, Class B and Class C Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/95, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, B and C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

                                                                     PROSPECTUS
                                                                             13
--------------------------------------------------------------------------------

[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A          CLASS B      CLASS C
                                                                                       SHARES           SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%             0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**              0%              5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                   2.00%             0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A          CLASS B      CLASS C
                                                                                       SHARES           SHARES       SHARES
Investment Advisory Fees                                                                0.95%            0.95%        0.95%
Distribution (12b-1) Fees                                                               0.25%            0.75%        1.00%
Other Expenses                                                                          0.88%            0.88%        0.63%
                                                                                        ----             ----         ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                  2.08%            2.58%        2.58%
Fee Waivers                                                                             0.15%            0%           0%
  NET EXPENSES+                                                                         1.93%            2.58%        2.58%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Applicable to Class A Shares purchased on or after November 2, 2001. Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.93% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses are expected to be less than the amount shown above because additional fees are to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.91%
         Class B Shares:   2.56%
         Class C Shares:   2.56%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES          $735     $1,152    $1,594   $2,817

CLASS B SHARES
If you do not sell
your shares:            $261      $802     $1,370   $2,793

If you sell your
shares at the
end of the period:      $761     $1,102    $1,570   $2,793

CLASS C SHARES
If you do not sell
your shares:            $261      $802     $1,370   $2,915

If you sell your
shares at the
end of the period:      $361      $802     $1,370   $2,915

PROSPECTUS
14
HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                          To seek total return on investment,
                                         with dividend income as an important
                                         component of that return; a secondary
                                         goal is a low level of price volatility
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify undervalued stocks
                                         that pay high dividends
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors seeking capital appreciation
                                         potential with higher current income
                                         and lower volatility than the average
                                         stock fund
--------------------------------------------------------------------------------



[" ICON OMITTED] INVESTMENT STRATEGY

HighMark Large Cap Value Fund seeks total return on investment, with DIVIDEND income as an important component of that return. A secondary goal is to maintain a low level of price volatility.

To pursue its primary goal, the Fund invests mostly in dividend-paying stocks that the managers believe are undervalued or out-of-favor. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. The managers then use a quantitative stock selection model based on earnings revisions and supplemental valuation measures to narrow the list of stocks to the most attractive. In-depth fundamental research confirms the value characteristics of individual stocks and evaluates the company's future prospects. The companies in which the Fund invests are generally mature, large-capitalization U.S. corporations.

The portfolio managers typically begin to pare down a position when the stock's price/book ratio is above the index average or is at the upper end of the stock's historic range. The managers may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.

The Fund may invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of undervalued, dividend-paying companies--will underperform other kinds of investments or market averages.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     PROSPECTUS
                                                                             15
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*



[BAR CHART OMITTED]

1992      9.52
1993     12.77
1994     -0.35
1995     36.16
1996     15.62
1997     27.11
1998     14.84
1999      1.44
2000     -0.17
2001    -16.26


             BEST QUARTER         WORST QUARTER
                16.69%               -15.68%
              (12/31/98)            (9/30/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -24.77%. FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF CLASS A SHARES ON 6/20/94, CLASS A SHARE PERFORMANCE IS BASED ON FIDUCIARY SHARE PERFORMANCE FROM 2/9/84 TO 6/20/94. THE PERFORMANCE OF FIDUCIARY SHARES DOES NOT REFLECT CLASS A SHARES' RULE 12B-1 FEES AND EXPENSES. WITH THOSE ADJUSTMENTS, PERFORMANCE WOULD BE LOWER THAN THAT SHOWN.


--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -----------------------------------------
                 Class A      431114784     HMERX
                 Class B      431114537     HIEBX
                 Class C      431112861     HIECX
--------------------------------------------------------------------------------

[? ICON OMITTED] DID YOU KNOW?

A DIVIDEND is a distribution of corporate earnings to shareholders. The amount of the dividend is usually paid quarterly. Dividends must be declared as income in the year they are received.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those companies in the S&P 500 Index.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01, TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE S&P 500 INDEX.

                                                      SINCE
                        1 YEAR   5 YEARS    10 YEARS INCEPTION*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND(1)
  Class A Shares (with
  a 5.50% sales charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes   -20.85%   3.18%    8.53%(a)   11.67%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions         -21.09%   0.27%    5.80%(a)    6.40%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares   -12.69%   2.24%    6.34%(a)    6.43%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge) -20.94%   3.62%(a) 8.87%(a)   11.86%(a)
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge) -17.68%   4.21%(a) 9.05%(a)   11.97%(a)
--------------------------------------------------------------------------------
S&P 500/BARRA
  VALUE INDEX(3) (reflects
  no deduction for fees,
  expenses or taxes)     -11.71%   9.49%    13.10%     14.32%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

3 The unmanaged S&P 500/BARRA Value Index generally represents the performance of large value companies in the U.S. stock market.

*Since 2/9/84.

(a)Prior to 6/20/94 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/9/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, B and C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/29/84.

                                                                     (CONTINUED)

PROSPECTUS
16
HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------



[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%         0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%          5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%           0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    0.60%        0.60%        0.60%
Distribution (12b-1) Fees                                                                   0.25%        0.75%        1.00%
Other Expenses                                                                              0.50%        0.50%        0.25%

   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.35%        1.85%        1.85%
Fee Waivers                                                                                 0.15%          0%          0%
   NET EXPENSES+                                                                            1.20%        1.85%        1.85%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.20% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.18%
         Class B Shares:   1.83%
         Class C Shares:   1.83%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR    3 YEARS  5 YEARS  10 YEARS
CLASS A SHARES          $666      $940     $1,235   $2,072

CLASS B SHARES
If you do not sell
your shares:            $188      $582     $1,001   $2,039

If you sell your
shares at the
end of the period:      $688      $882     $1,201   $2,039

CLASS C SHARES
If you do not sell
your shares:            $188      $582     $1,001   $2,169

If you sell your
shares at the
end of the period:      $288      $582     $1,001   $2,169

                                                                     PROSPECTUS
                                                                             17
HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                          To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         Stocks of small U.S. companies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Seeks undervalued small company stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate to High
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Risk-tolerant investors seeking high
                                         long-term returns
--------------------------------------------------------------------------------



[" ICON OMITTED] INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the managers favor companies exhibiting positive momentum in their share price or earnings.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small, undervalued U.S. companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.


                                                                     (CONTINUED)

PROSPECTUS
18
HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*



[BAR CHART OMITTED]

1999     20.20%
2000      1.71%
2001      1.29%


             BEST QUARTER         WORST QUARTER
                19.43%               -18.83%
               (6/30/99)            (9/30/01)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -4.95%.

--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -------------------------------------------
                 Class A      431112200     HASVX
                 Class B      431112309     HBSVX
                 Class C      431112820     HSVCX
--------------------------------------------------------------------------------

[? OMITTED] DID YOU KNOW?

SMALL CAPITALIZATION STOCKS are those issued by companies with market capitalizations within the range of those in the Russell 2000 Index.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE RUSSELL 2000 VALUE INDEX AND THE S&P 600/BARRA VALUE INDEX.

                                                      SINCE
                                         1 YEAR    INCEPTION*
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
  Class A Shares
  (with a 5.50% sales charge)(1)
--------------------------------------------------------------------------------
   Return Before Taxes                  -4.26%        8.95%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions                        -5.26%        6.75%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares                  -1.71%        6.49%
--------------------------------------------------------------------------------
  Class B Shares (with applicable
  Contingent Deferred Sales Charge)     -4.08%        9.50%
--------------------------------------------------------------------------------
  Class C Shares (with applicable
  Contingent Deferred Sales Charge)     -0.17%       10.63%(a)
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(2) (reflects
  no deduction for fees, expenses
  or taxes)                             14.03%       13.40%+
--------------------------------------------------------------------------------
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

2 The unmanaged Russell 2000 Value Index is generally representative of the performance of those small capitalization U.S. companies in the Russell 2000 Index, with lower price to book ratios and lower forecasted growth values.

*Since 9/17/98.

(a)Prior to 11/10/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 9/17/98, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the class would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 9/30/98.

                                                                     PROSPECTUS
                                                                             19
--------------------------------------------------------------------------------


[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%         0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%          5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%           0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    1.00%        1.00%        1.00%
Distribution (12b-1) Fees                                                                   0.25%        0.75%        1.00%
Other Expenses                                                                              0.52%        0.52%        0.37%
                                                                                            ----         ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.77%        2.27%        2.27%
Fee Waivers                                                                                 0.15%         0%            0%
   NET EXPENSES+                                                                            1.62%        2.27%         2.27%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.62% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.60%
         Class B Shares:   2.25%
         Class C Shares:   2.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES          $706     $1,063    $1,443   $2,508

CLASS B SHARES
If you do not sell
your shares:            $230      $709     $1,215   $2,490

If you sell your
shares at the
end of the period:      $730     $1,009    $1,415   $2,480

CLASS C SHARES
If you do not sell
your shares:            $230      $709     $1,215   $2,605

If you sell your
shares at the
end of the period:      $330      $709     $1,215   $2,605

PROSPECTUS
20
HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------


[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                          To seek long-term capital growth;
                                         current income is a secondary objective
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Seeks undervalued stocks showing signs
                                         of improved momentum
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors seeking the potential for a
                                         long-term increase in the value of
                                         their investment with capital
                                         appreciation at potentially lower
                                         volatility than the average stock fund
--------------------------------------------------------------------------------



[" ICON OMITTED] INVESTMENT STRATEGY

The Value Momentum Fund seeks long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe to be undervalued.

The managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historic valuation. The managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a MEDIUM TO LARGE MARKET CAPITALIZATION and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

For a more complete description of the securities the Fund invests in, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of broad stock market declines. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of mid-size to large undervalue U.S. companies-may under perform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     PROSPECTUS
                                                                             21
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]

1992      9.29%
1993     12.67%
1994     -1.92%
1995     38.66%
1996     25.33%
1997     30.40%
1998      9.43%
1999     12.50%
2000      1.53%
2001     -6.58%


             BEST QUARTER         WORST QUARTER
                17.99%               -14.09%
              (12/31/98)            (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -26.96%. FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF CLASS A SHARES ON 4/2/92, CLASS A SHARE PERFORMANCE IS BASED ON FIDUCIARY SHARE PERFORMANCE FROM 2/1/91 TO 4/2/92. THE PERFORMANCE OF FIDUCIARY SHARES DOES NOT REFLECT CLASS A SHARES' RULE 12B-1 FEES AND EXPENSES. WITH THOSE ADJUSTMENTS, PERFORMANCE WOULD BE LOWER THAN THAT SHOWN.


--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -------------------------------------------
                 Class A      431114628     HMVLX
                 Class B      431114529     HVMBX
                 Class C      431112812     HVMCX
--------------------------------------------------------------------------------

[? ICON OMITTED] DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500 INDEX.

                                                        SINCE
                           1 YEAR   5 YEARS 10 YEARS  INCEPTION*
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND(1)
  Class A Shares (with
  a 5.50% sales charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes     -11.71%   7.55%   11.68%(a)  12.64%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions           -13.08%   6.27%   10.32%(a)  11.08%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares      -6.17%   5.96%    9.47%(a)  10.18%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)   -11.54%   7.94%(a)12.07%(a)  12.99%(a)
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)    -8.10%   8.62%(a)12.28%(a)  13.18%a)
--------------------------------------------------------------------------------
S&P 500 INDEX(3) (reflects
  no deduction for fees,
  expenses or taxes)       -11.88%  10.70%   12.93%     13.48%+
--------------------------------------------------------------------------------
1 The performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

3 The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

*Since 2/1/91.

(a)Prior to 4/2/92 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/28/91.

                                                                     (CONTINUED)

PROSPECTUS
22
HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND (CONTINUED)
--------------------------------------------------------------------------------

[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*       5.50%          0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%         5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%           0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    0.60%        0.60%        0.60%
Distribution (12b-1) Fees                                                                   0.25%        0.75%        1.00%
Other Expenses                                                                              0.52%        0.52%        0.27%
                                                                                            ----         ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.37%        1.87%        1.87%
Fee Waivers                                                                                 0.15%         0%           0%
   NET EXPENSES+                                                                            1.22%        1.87%        1.87%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.22% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.20%
         Class B Shares:   1.85%
         Class C Shares:   1.85%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES          $667      $946     $1,245   $2,093

CLASS B SHARES
If you do not sell
your shares:            $190      $588     $1,011   $2,060

If you sell your
shares at the
end of the period:      $690      $888     $1,211   $2,060

CLASS C SHARES
If you do not sell
your shares:            $190      $588     $1,011   $2,190

If you sell your
shares at the
end of the period:      $290      $588     $1,011   $2,190

                                                                     PROSPECTUS
                                                                             23
HIGHMARK FIXED-INCOME FUNDS
BOND FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                          To seek total return through
                                         investments in fixed-income securities
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         U.S. government obligations, corporate
                                         debt securities, mortgage and other
                                         asset-backed securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Focuses on sectors of the bond market
                                         that the portfolio managers believe are
                                         undervalued
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors willing to accept the risk of
                                         a moderate amount of fluctuation in the
                                         value of their investment for the
                                         benefit of a higher total return
                                         potential
--------------------------------------------------------------------------------



[" ICON OMITTED] INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

o Debt obligations issued or guaranteed by the U.S. government or its agencies.

o Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

o Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

o Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average DURATION of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

o An assessment of the future level of interest rates and inflation

o Expectations for U.S. and global economic growth

o Relative yields among securities in various market sectors

o The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     (CONTINUED)

PROSPECTUS
24
HIGHMARK FIXED-INCOME FUNDS
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]
1992     8.37%
1993     7.50%
1994    -4.71%
1995    18.79%
1996     2.59%
1997     9.17%
1998     8.45%
1999    -1.83%
2000    10.82%
2001     7.95%


             BEST QUARTER         WORST QUARTER
                 6.31%               -2.82%
               (6/30/95)            (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 5.06%. FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF CLASS A SHARES ON 6/20/94, CLASS A SHARE PERFORMANCE IS BASED ON FIDUCIARY SHARE PERFORMANCE FROM 2/15/84 TO 6/20/94. THE PERFORMANCE OF FIDUCIARY SHARES DOES NOT REFLECT CLASS A SHARES' RULE 12B-1 FEES AND EXPENSES. WITH THOSE ADJUSTMENTS, PERFORMANCE WOULD BE LOWER THAN THAT SHOWN.

[? ICON OMITTED] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01, TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.

--------------------------------------------------------------------------------

                                                        SINCE
                           1 YEAR   5 YEARS  10 YEARS INCEPTION*
--------------------------------------------------------------------------------
BOND FUND(1)
  Class A Shares (with
  a 3.25% sales charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes      4.47%    6.10%    6.17%(a) 8.48%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions            2.07%    3.65%    3.64%(a) 3.10%(a)
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares      2.68%    3.64%    3.67%(a) 2.98%(a)
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)    1.83%    6.24%(a) 6.46%(a) 8.65%(a)
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE BOND
INDEX(3) (reflects no
  deduction for fees,
  expenses or taxes)        8.42%    7.43%    7.23%    9.62%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B Shares will vary.

3 The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*Since 2/15/84.

(a)Prior to 6/20/94 for Class A Shares and 11/30/00 for Class B Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/15/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B Shares, but does not reflect Class A and Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/29/84.


--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 ------------------------------------------
                 Class A      431114743     HMRBX
                 Class B      431112747     HBDBX
--------------------------------------------------------------------------------

                                                                     PROSPECTUS
                                                                             25
--------------------------------------------------------------------------------


[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A      CLASS B
                                                                                                        SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*                     3.25%         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                               0%          5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                                     0%           0%


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A      CLASS B
                                                                                                        SHARES       SHARES
Investment Advisory Fees                                                                                 0.50%        0.50%
Distribution (12b-1) Fees                                                                                0.25%        0.75%
Other Expenses                                                                                           0.51%        0.51%+
                                                                                                         ----         -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.26%        1.76%
Fee Waivers                                                                                              0.24%          0%
   NET EXPENSES+                                                                                         1.02%        1.76%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.02% for the period beginning November 30, 2002 and ending on November 29, 2003 The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.00%
         Class B Shares:   1.73%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS   5 YEARS  10 YEARS
CLASS A SHARES          $426      $689      $972    $1,778

CLASS B SHARES
If you do not sell
your shares:            $179      $554      $954    $1,942

If you sell your
shares at the
end of the period:      $679      $854     $1,154   $1,942

PROSPECTUS
26
HIGHMARK FIXED-INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                          To seek high current income that is
                                         exempt from federal and California
                                         state income taxes
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         California municipal securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Invests primarily in investment grade
                                         California municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Low to Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                         California residents seeking income
                                         exempt from federal and state income
                                         taxes
--------------------------------------------------------------------------------



[" ICON OMITTED] INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal and State of California income taxes. To pursue this goal, the Fund invests primarily in INVESTMENT-GRADE MUNICIPAL BONDS and notes that are tax-exempt in California.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal and California income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

o  The potential direction of interest rate changes.

o Their expectations for the U.S. economy in general and California's economy in particular.

o  The credit rating and stability of the issuers.

For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks.

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.

                                                                     PROSPECTUS
                                                                             27
--------------------------------------------------------------------------------

[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[BAR CHART OMITTED]

1994    -8.32%
1995    18.52%
1996     4.16%
1997     7.50%
1998     6.34%
1999    -0.66%
2000     8.81%
2001     4.99%


             BEST QUARTER         WORST QUARTER
                 8.72%               -6.86%
               (3/31/95)            (3/31/94)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 8.99%.

[? ICON OMITTED] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds.

INVESTMENT-GRADE BONDS are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.

                                                       SINCE
                                 1 YEAR    5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE
TAX-FREE BOND FUND(1)
  Class A Shares (with a 2.25%
  sales charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes            2.65%     4.87%      4.54%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions                  2.58%     4.86%      4.53%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares            3.28%     4.78%      4.51%
--------------------------------------------------------------------------------
  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)         -1.04%     4.58%(a)   4.59%(a)
--------------------------------------------------------------------------------
LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX3 (reflects no
  deduction for fees,
  expenses or taxes)              5.20%     5.56%      5.37%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B Shares will vary.

3 The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade tax-exempt bonds with maturities between 6 and 8 years.

*Since 10/15/93.

(a)Prior to 11/30/99 for Class B Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 10/15/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent sales charge applicable to Class B Shares, but does not reflect Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 10/31/93.



--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 -------------------------------------------
                 Class A      431114578     HMCIX
                 Class B      431112796     HCABX
--------------------------------------------------------------------------------

PROSPECTUS
28
HIGHMARK FIXED-INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------



[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A      CLASS B
                                                                                                        SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*                     2.25%         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                               0%          5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                                     0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A      CLASS B
                                                                                                        SHARES       SHARES
Investment Advisory Fees                                                                                 0.50%        0.50%
Distribution (12b-1) Fees                                                                                0.25%        0.75%
Other Expenses                                                                                           0.52%        0.52%
                                                                                                         ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.27%        1.77%
Fee Waivers                                                                                              0.50%        0.25%
   NET EXPENSES+                                                                                         0.77%        1.52%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares and Class B Shares from exceeding 0.77% and 1.52%, respectively, for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   0.75%
         Class B Shares:   1.50%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES          $302      $570      $859    $1,681

CLASS B SHARES
If you do not sell
your shares:            $155      $533      $936    $1,931

If you sell your
shares at the
end of the period:      $655      $833     $1,136   $1,931

                                                                     PROSPECTUS
                                                                             29
HIGHMARK FIXED-INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                     To seek to provide high current income that
                                    is exempt from federal income tax
--------------------------------------------------------------------------------
INVESTMENT FOCUS                    Municipal securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Invests primarily in municipal securities
                                    providing an average intermediate maturity
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              Low to Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                    Investors seeking income exempt from federal
                                    income tax
--------------------------------------------------------------------------------


[" ICON OMITTED] INVESTMENT STRATEGY

HighMark National Intermediate Tax-Free Bond Fund seeks to provide high current income that is exempt from federal income taxes. To pursue this goal, the Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

o The potential direction of interest rate changes.

o Their expectations for the U.S. economy in general.

o The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security, or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in Shares of money market funds and other investments companies that have similar investment objectives.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 44.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"-or repay-higher-yielding bond before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.

For more information about these risks, please see "Glossary of Investment Risks" on page 49.

PROSPECTUS
30
HIGHMARK FIXED-INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.(+ ,1)

[BAR CHART OMITTED]

1992     6.17%
1993     8.95%
1994    -4.10%
1995    12.08%
1996     2.66%
1997     6.26%
1998     4.77%
1999    -1.58%
2000     7.35%
2001     4.50%


             BEST QUARTER         WORST QUARTER
                 4.94%               -4.53%
               (3/31/95)            (3/31/94)

+THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 6.41%.

1SEE FOOTNOTE 1 IN NEXT COLUMN.

[? ICON OMITTED] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds.

INVESTMENT-GRADE BONDS are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01, TO THOSE OF THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX.

                                                    SINCE
                         1 YEAR  5 YEARS 10 YEARS INCEPTION*
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE
TAX-FREE BOND FUND(1)
  Class A Shares (with a
  2.25% Sales Charge)(2)
--------------------------------------------------------------------------------
   Return Before Taxes    2.17%    3.75%   4.37%    5.05%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions       2.17%    3.75%   4.37%    3.66%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions and
   Sale of Fund Shares    3.10%    3.99%   4.53%    3.75%
--------------------------------------------------------------------------------
LEHMAN BROTHERS 7
YEAR MUNICIPAL
BOND INDEX(3) (reflects no
  deduction for fees,
  expenses or taxes)      5.20%    5.56%   6.13%     **
--------------------------------------------------------------------------------

1 Performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002. The National Intermediate Tax-Free Bond Fund commenced operations as of October 18, 2002 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Class A Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the fees and expenses associated with Class A Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged Lehman Brothers 7 Year Municipal Bond Index generally comprises intermediate term, investment grade tax-exempt bonds with maturities between 6 and 8 years.

*Since 2/17/89.

**Index did not exist.

--------------------------------------------------------------------------------
[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 ----------------------------------------
                 Class A      431112663     HMNFX
                 Class B      NA            NA
--------------------------------------------------------------------------------

                                                                     PROSPECTUS
                                                                             31
--------------------------------------------------------------------------------


[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A      CLASS B
                                                                                                        SHARES       SHARES#
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*                     2.25%         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                               0%          5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                                     0%           0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A      CLASS B
                                                                                                        SHARES       SHARES#
Investment Advisory Fees                                                                                 0.50%        0.50%
Distribution (12b-1) Fees                                                                                0.25%        0.75%
Other Expenses+                                                                                          0.51%        0.51%
                                                                                                         ----         ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                     1.26%        1.76%
Fee Waivers                                                                                              0.71%        0.46%
   NET EXPENSES++                                                                                        0.55%        1.30%

#Class B Shares currently are not being offered.

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges Are Calculated."

***Does not include any wire transfer fees, if applicable.

+Other expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Class A and Class B Shares from exceeding 0.55% and 1.30% respectively, for the period beginning October 18, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   0.53%
         Class B Shares:   1.28%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS
CLASS A SHARES                              $280     $547

CLASS B SHARES
If you do not sell your shares:             $132     $509

If you sell your shares at the
end of the period:                          $632     $809

PROSPECTUS
32
HIGHMARK FUNDS
--------------------------------------------------------------------------------


SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS
Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS
HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund SharesClasses A, B and Care offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A
o  Front-end sales charges, as described below.

o  Distribution and service (12b-1) fees of 0.25%.

o  Offered by:
   Balanced Fund
   Core Equity Fund
   Growth Fund
   International Equity Fund
   Large Cap Value Fund
   Small Cap Value Fund
   Value Momentum Fund
   Bond Fund
   California Intermediate Tax-Free Bond Fund
   National Intermediate Tax-Free Bond Fund
o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

   o Orders for Class B Shares for $250,000 or more normally should be placed as orders for Class A Shares.

   o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

   o Orders for Class B Shares or Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.


CLASS B
o  No front-end sales charge.

o  Distribution and service (12b-1) fees of 0.75%.

o  A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o  Offered by:
   Balanced Fund
   Core Equity Fund
   Growth Fund
   International Equity Fund
   Large Cap Value Fund
   Small Cap Value Fund
   Value Momentum Fund
   Bond Fund
   California Intermediate Tax-Free Bond Fund

CLASS C
o  No front-end sales charge.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described below.

o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

o  Offered by:
   Balanced Fund
   Growth Fund
   International Equity Fund
   Large Cap Value Fund
   Small Cap Value Fund
   Value Momentum Fund

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUNDS ALSO OFFER FIDUCIARY CLASS SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS B OR CLASS C SHARES.

                                                                     PROSPECTUS
                                                                             33
--------------------------------------------------------------------------------


HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

EQUITY FUNDS
                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                   5.50%             5.82%
$50,000 - $99,999             4.50%             4.71%
$100,000 - $249,999           3.75%             3.90%
$250,000 - $499,999           2.50%             2.56%
$500,000 - $999,999           2.00%             2.04%
$1,000,000 and Over           0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

FIXED INCOME FUNDS

BOND FUND
                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $99,999                   3.25%             3.36%
$100,000 - $249,999           2.75%             2.83%
$250,000 - $499,999           2.25%             2.30%
$500,000 - $999,999           1.75%             1.78%
$1,000,000 and Over           0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%.


CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $99,999                    2.25%             2.30%
$100,000 - $249,999            1.75%             1.78%
$250,000 - $499,999            1.25%             1.27%
$500,000 - $999,999            1.00%             1.01%
$1,000,000 and Over            0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%.


CLASS B AND CLASS C SHARES:

CONTINGENT DEFERRED SALES CHARGE
Class B Shares and Class C Shares are available at their net asset value per share, without any initial sales charge. If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSC ARE AS FOLLOWS:

CLASS B SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
7th and 8th year              0%

CLASS C SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      1.00%
After 1st year                0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES
Even though there is no front-end sales charge, the Distributor pays a commission equal to 1% of your purchase to your broker or financial institution. The Distributor receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES
You may purchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS
REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

PROSPECTUS
34
HIGHMARK FUNDS
--------------------------------------------------------------------------------


o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.


o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1) Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3) By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By individuals who purchase Shares with redemption proceeds (but only to the extent of such redemption proceeds) from another mutual fund (other than HighMark Funds) within 30 days of such redemption, provided that, the individuals paid a sales charge on the original shares redeemed. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your share redemption.

(9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

(12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 12 AND 14 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

                                                                     PROSPECTUS
                                                                             35
--------------------------------------------------------------------------------

CDSC WAIVERS: You may qualify for a CDSC waiver if:

o you are selling Shares as part of a systematic withdrawal plan.

o  you are taking certain distributions from a retirement plan.

o  the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES
HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class A                                   0.25%
Class B                                   0.75%
Class C                                   1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT
1. Read this prospectus carefully.

2. Determine how much money you want to invest.

   The minimum investments for the HighMark Funds are as follows:

   o  INITIAL PURCHASE:       $1,000 for each Fund

                              $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

   o  ADDITIONAL PURCHASES:   $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
OPENING AN ACCOUNT
o  Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

o  Make out a check for the investment amount, payable to "HighMark Funds."

o  Include a note specifying the fund name, your share class, your account
   number    and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, money orders or cash will not be accepted.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT
o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT
o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT
o Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

o Obtain your Fund account number by calling your financial representative or our transfer agent.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

PROSPECTUS
36
HIGHMARK FUNDS
--------------------------------------------------------------------------------


ADDING TO AN ACCOUNT

o Call our transfer agent before wiring any funds.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
OPENING AN ACCOUNT
o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT
o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES
--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------
DESIGNED FOR
o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see next column).

o Mail the materials to our transfer agent.

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts of any type.

o Sales of any amount.


TO SELL SOME OR ALL OF YOUR SHARES
o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 8:00 p.m.
  Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
DESIGNED FOR

o Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
DESIGNED FOR
o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds or your financial representative to request an exchange.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
DESIGNED FOR
o Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES
o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

o you changed your address of record within the last 30 days.

                                                                     PROSPECTUS
                                                                             37
--------------------------------------------------------------------------------

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

REDEMPTION FEE. As noted in their respective "Shareholder Fees" tables, the Growth Fund and the International Equity Fund impose a 2.00% redemption fee on the value of Class A Shares redeemed less than 30 days after purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or shares redeemed through designated systematic withdrawal plans. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the applicable Fund.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.


EXCHANGING SHARES
HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

o  Are qualified to invest in the new Fund.

o  Satisfy the initial and additional investment minimums for the new Fund.

o  Invest in the same share class in the new Fund as you did in the previous
   Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.


CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A Money Market Fund Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES
VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   / Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of a Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B and Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

PROSPECTUS
38
HIGHMARK FUNDS
--------------------------------------------------------------------------------


o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.


DIVIDENDS AND
DISTRIBUTIONS
As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Funds declares and pays income dividends monthly, with the exception of the Small Cap Value Fund and International Equity Fund, which declare and pay income dividends periodically. The Funds distribute any net capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.


TAXES
Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS
We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.


TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of the Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND
DISTRIBUTIONS
o FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.


SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND NATIONAL INTERMEDIATE TAX-FREE BOND FUND: The Funds' portfolio managers expect that virtually all of the income the California Intermediate Tax-Free Fund generates will be exempt from federal and California state personal income taxes, and virtually all of the income the National Intermediate Tax-Free Bond Fund generates will be exempt from federal personal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state minimum tax.

                                                                     PROSPECTUS
                                                                             39
--------------------------------------------------------------------------------


SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.** AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*Any Shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the Statement of Additional Information.

**There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:
o  Have at least $5,000 in your HighMark Fund(s) account.
o  Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:
If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:
If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT
HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER
HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2002 UnionBanCal Corporation and its subsidiaries had approximately $37.6 billion in consolidated assets. As of the same date, HighMark Capital Management, had over $17.5 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

PROSPECTUS
40
HIGHMARK FUNDS
--------------------------------------------------------------------------------

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                                   % OF NET ASSETS
Balanced Fund                               0.60%
Core Equity Fund                            0.60%
Growth Fund                                 0.60%*
International Equity Fund                   0.95%*
Large Cap Value Fund                        0.60%
Small Cap Value Fund                        1.00%*
Value Momentum Fund                         0.60%
Bond Fund                                   0.50%
California Intermediate
   Tax-Free Bond Fund                       0.25%

*A portion of the management fee is used to pay the Fund's sub-adviser.


SUB-ADVISERS
GROWTH FUND. Waddell & Reed Investment Management Company ("WRIMCO") serves as the sub-adviser to the Growth Fund. Under an investment sub-advisory agreement between WRIMCO and HighMark Capital Management, WRIMCO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc., a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a Delaware corporation and publicly held company. As of September 30, 2002, WRIMCO managed over $24.0 billion in assets.

INTERNATIONAL EQUITY FUND. Deutsche Asset Management Investment Services, Limited ("Deutsche") serves as the sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between Deutsche and HighMark Capital Management, Deutsche makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

Deutsche is the asset management arm of Deutsche Bank AG. Deutsche Bank AG was founded in 1870. Deutsche provides a full range of international investment advisory services to institutional clients, and, as of September 30, 2002, managed approximately $6.4 billion in assets. Deutsche is wholly owned by Deutsche Asset Management Group Limited, which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment-banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

SMALL CAP VALUE FUND. LSV Asset Management ("LSV") serves as sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 8 years. As of September 30, 2002, LSV had approximately $7.5 billion in assets under management.


PORTFOLIO MANAGERS
All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

                                                                     PROSPECTUS
                                                                             41
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Deloitte & Touche llp as noted in Deloitte & Touche LLP's report dated September 13, 2002. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

                                      Investment Activities       Distributions
                                      ---------------------       -------------
                                                       Net
                                                    Realized
                             Net                      and                           Net                 Net
                            Asset                  Unrealized                      Asset              Assets,    Ratio
                           Value,        Net       Gain (Loss)     Net             Value,               End    of Expenses
                          Beginning  Investment        on      Investment Capital   End      Total   of Period to Average
                          of Period Income (Loss)  Investments   Income    Gains  of Period Return**   (000)   Net Assets
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $14.01      0.262       (2.234)     (0.270)   (0.258)   $11.51  (14.47)%   $ 7,222   1.18%
2001                         15.73      0.290       (1.229)     (0.310)   (0.471)    14.01   (6.15)      9,106   1.17
2000                         17.20      0.391       (0.077)     (0.386)   (1.398)    15.73    2.03      10,588   1.17
1999                         16.73      0.383        1.167      (0.396)   (0.684)    17.20    9.64      11,236   1.17
1998                         16.45      0.402        0.736      (0.416)   (0.442)    16.73    7.12      10,629   1.16

CLASS B SHARES
For the periods ended July 31,:
2002+                       $13.99      0.177       (2.229)     (0.190)   (0.258)   $11.49  (15.02)%   $ 4,295   1.83%
2001                         15.70      0.200       (1.222)     (0.217)   (0.471)    13.99   (6.69)      5,218   1.82
2000                         17.18      0.288       (0.086)     (0.284)   (1.398)    15.70    1.33       4,681   1.82
1999                         16.73      0.278        1.161      (0.301)   (0.684)    17.18    8.91       3,594   1.82
1998 (1)                     16.55      0.155        0.197      (0.175)       --     16.73    4.32*        967   1.80*

CLASS C SHARES
For the periods ended July 31,:
2002+                       $13.99      0.175       (2.224)     (0.193)   (0.258)   $11.49  (15.00)%   $   151   1.83%
2001                         15.71      0.210       (1.238)     (0.221)   (0.471)    13.99   (6.72)        103   1.82
2000 (2)                     17.07      0.153        0.042      (0.157)   (1.398)    15.71    1.29          46   1.82*

---------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $ 8.25      0.027       (2.041)     (0.026)       --    $ 6.21  (24.46)%   $ 1,729   1.18%
2001                          9.76      0.028       (1.507)     (0.029)   (0.002)     8.25  (15.19)      1,870   1.17
2000 (3)                      9.88      0.006       (0.119)     (0.007)       --      9.76   (1.14)         27   1.17*

CLASS B SHARES
For the periods ended July 31,:
2002+                       $ 8.22     (0.021)      (2.028)     (0.001)       --    $ 6.17  (24.93)%   $ 2,701   1.83%
2001                          9.75     (0.013)      (1.513)     (0.002)   (0.002)     8.22  (15.66)      1,883   1.82
2000 (3)                      9.88      0.004       (0.127)     (0.007)       --      9.75   (1.24)        140   1.82*

---------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $ 8.61     (0.022)      (2.118)         --        --    $ 6.47  (24.85)%   $12,214   1.18%
2001+                        18.53     (0.093)      (7.632)         --    (2.195)     8.61  (45.83)     24,223   1.17
2000                         18.35         --        1.980          --    (1.800)    18.53   10.87      54,199   1.17
1999                         16.93     (0.055)       2.746          --    (1.271)    18.35   16.92      24,579   1.14
1998                         17.39     (0.018)       3.100      (0.015)   (3.532)    16.93   22.26      17,173   1.16

CLASS B SHARES
For the periods ended July 31,:
2002+                       $ 8.36     (0.069)      (2.051)         --        --    $ 6.24  (25.36)%   $10,322   1.83%
2001+                        18.19     (0.168)      (7.467)         --    (2.195)     8.36  (46.23)     14,450   1.82
2000                         18.15                   1.840          --    (1.800)    18.19   10.18      24,407   1.82
1999                         16.85     (0.103)       2.674          --    (1.271)    18.15   16.26      11,111   1.79
1998 (1)                     14.76     (0.035)       2.125          --        --     16.85   28.71*      1,948   1.81*

CLASS C SHARES
For the periods ended July 31,:
2002+                       $ 8.37     (0.069)      (2.061)         --       --     $ 6.24  (25.45)%    $  736   1.83%
2001+                        18.19     (0.160)      (7.465)         --    (2.195)     8.37  (46.17)        817   1.82
2000 (2)                     19.43         --        0.560          --    (1.800)    18.19    2.92         817   1.82*





                                                       Ratio of
                              Ratio      Ratio of   Net Investment
                           of Expenses      Net    Income (Loss) to
                           to Average   Investment      Average
                           Net Assets  Income (Loss)   Net Assets  Portfolio
                            Excluding   to Average     Excluding   Turnover
                           Fee Waivers  Net Assets    Fee Waivers    Rate
-----------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                          1.35%       2.02%         1.85%        12%
2001                           1.35        1.99          1.81         11
2000                           1.34        2.39          2.22         25
1999                           1.34        2.35          2.18         34
1998                           1.33        2.42          2.24         22

CLASS B SHARES
For the periods ended July 31,:
2002+                          1.85%       1.37%         1.35%        12%
2001                           1.85        1.34          1.31         11
2000                           1.84        1.72          1.70         25
1999                           1.84        1.68          1.66         34
1998 (1)                       1.83*       1.77*         1.74*        22

CLASS C SHARES
For the periods ended July 31,:
2002+                          1.85%       1.36%         1.34%        12%
2001                           1.85        1.33          1.30         11
2000 (2)                       1.84*       1.39*         1.37*        25

-----------------------------------------------------------------------------
CORE EQUITY FUND
-----------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                          1.35%       0.36%         0.19%        11%
2001                           1.37        0.23          0.03         14
2000 (3)                       1.34*       0.90*         0.73*         3

CLASS B SHARES
For the periods ended July 31,:
2002+                          1.85%      (0.29)%       (0.31)%       11%
2001                           1.87       (0.44)        (0.49)        14
2000 (3)                       1.84*       0.72*         0.70*         3

-----------------------------------------------------------------------------
GROWTH FUND
-----------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                          1.35%      (0.28)%       (0.45)%      105%
2001+                          1.36       (0.71)        (0.90)        26
2000                           1.34       (0.60)        (0.77)        67
1999                           1.34       (0.38)        (0.58)        52
1998                           1.34       (0.17)        (0.35)        67

CLASS B SHARES
For the periods ended July 31,:
2002+                          1.86%      (0.94)%       (0.97)%      105%
2001+                          1.86       (1.35)        (1.39)        26
2000                           1.84       (1.26)        (1.28)        67
1999                           1.84       (1.04)        (1.09)        52
1998 (1)                       1.84*      (0.94)*       (0.97)*       67

CLASS C SHARES
For the periods ended July 31,:
2002+                          1.86%      (0.94)%       (0.97)%      105%
2001+                          1.86       (1.35)        (1.39)        26
2000 (2)                       1.84*      (1.46)*       (1.48)*       67

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   Annualized
** Total return does not reflect the sales charge. Total return is for the period indicated and has not been annualized.
+   Per share amounts calculated using average shares method.
(1) Commenced operations on February 2, 1998.
(2) Commenced operations on November 30, 1999.
(3) Commenced operations on June 30, 2000.

PROSPECTUS
42
HIGHMARK FUNDS
--------------------------------------------------------------------------------

                                        Investment Activities       Distributions
                                        ---------------------       -------------
                                                         Net
                                                      Realized
                               Net                      and                           Net                Net
                              Asset                  Unrealized                      Asset             Assets,    Ratio
                             Value,        Net       Gain (Loss)     Net             Value,              End    of Expenses
                            Beginning  Investment        on      Investment Capital   End      Total  of Period to Average
                            of Period Income (Loss)  Investments   Income    Gains  of Period Return**  (000)   Net Assets
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $29.43        0.006        (4.816)        --         --  $24.62  (16.34)%   $  514     1.71%
2001                         43.15       (0.088)      (10.806)    (0.076)    (2.750)  29.43  (26.47)     5,043     1.70
2000 (1)                     44.06        0.626        (0.968)    (0.271)    (0.297)  43.15   (0.84)     1,548     1.70*

CLASS B SHARES
For the periods ended July 31,:
2002+                       $29.26       (0.130)       (4.790)        --         --  $24.34  (16.81)%   $  527     2.36%
2001                         43.02       (0.316)      (10.694)        --     (2.750)  29.26  (26.80)       865     2.33
2000 (1)                     44.06        0.462        (0.949)    (0.256)    (0.297)  43.02   (1.17)       960     2.36*

CLASS C SHARES
For the periods ended July 31,:
2002+                       $29.26       (0.132)       (4.788)        --         --  $24.34  (16.81)%   $   12     2.36%
2001                         43.02       (0.176)      (10.834)        --     (2.750)  29.26  (26.80)        15     2.33
2000 (1)                     44.06        0.322        (0.816)    (0.249)    (0.297)  43.02   (1.19)         9     2.36*

----------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND***
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $11.06        0.096        (2.796)    (0.100)        --  $ 8.26  (24.55)%  $31,773     1.17%
2001                         12.38        0.097        (0.445)    (0.098)    (0.874)  11.06   (3.22)    50,776     1.16
2000                         17.81        0.210        (1.882)    (0.193)    (3.565)  12.38   (9.86)    63,180     1.16
1999                         17.95        0.189         2.087     (0.208)    (2.206)  17.81   13.94     22,329     1.13
1998                         18.24        0.262         1.486     (0.258)    (1.776)  17.95   10.50     23,024     1.17

CLASS B SHARES
For the periods ended July 31,:
2002+                       $10.97        0.032        (2.764)    (0.048)        --  $ 8.19  (24.97)%  $ 2,164     1.82%
2001                         12.30        0.020        (0.442)    (0.034)    (0.874)  10.97   (3.84)     3,521     1.81
2000                         17.74        0.101        (1.864)    (0.112)    (3.565)  12.30  (10.50)     3,786     1.80
1999                         17.90        0.089         2.071     (0.115)    (2.206)  17.74   13.25      4,543     1.78
1998 (2)                     16.88        0.057         1.034     (0.072)        --   17.90   13.10*     1,816     1.82*

CLASS C SHARES
For the periods ended July 31,:
2002+                       $10.96        0.028        (2.757)    (0.051)        --  $ 8.18  (24.97)%  $    46     1.82%
2001                         12.29        0.004        (0.428)    (0.032)    (0.874)  10.96   (3.86)        16     1.81
2000 (1)                     16.51        0.062        (0.643)    (0.074)    (3.565)  12.29   (4.10)        38     1.80*

----------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $11.76       (0.023)       (0.023)        --     (0.584) $11.13   (0.16)%  $15,708     1.60%
2001                         13.53        0.138        (0.645)    (0.023)    (1.240)  11.76   (3.10)     9,496     1.69
2000                         12.52        0.222         1.677     (0.252)++  (0.637)  13.53   16.06      8,280     1.55
1999 (3)                     10.00       (0.003)        2.526     (0.003)        --   12.52   25.24        912     1.77*

CLASS B SHARES
For the periods ended July 31,:
2002+                       $11.63       (0.095)       (0.021)        --     (0.584) $10.93   (0.79)%  $ 9,047     2.25%
2001                         13.45        0.091        (0.671)        --     (1.240)  11.63   (3.71)     6,081     2.29
2000                         12.46        0.169         1.672     (0.214)++  (0.637)  13.45   15.63      4,477     2.22
1999 (3)                     10.00       (0.041)        2.501         --         --   12.46   24.60      1,012     2.39*

CLASS C SHARES
For the periods ended July 31,:
2002+                       $11.60       (0.087)      (0.029)         --     (0.584) $10.90   (0.79)%  $ 2,007     2.25%
2001                         13.43        0.043       (0.625)     (0.008)    (1.240)  11.60   (3.71)       671     2.29
2000 (1)                     12.48        0.325        1.516      (0.254)++  (0.637)  13.43   15.64        362     2.22*






                                                        Ratio of
                               Ratio      Ratio of   Net Investment
                            of Expenses      Net    Income (Loss) to
                            to Average   Investment      Average
                            Net Assets  Income (Loss)   Net Assets  Portfolio
                             Excluding   to Average     Excluding   Turnover
                            Fee Waivers  Net Assets    Fee Waivers    Rate
------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                           2.00%         0.02%        (0.27)%     184%
2001                            1.85         (0.08)        (0.23)      151
2000 (1)                        1.85*         0.56*         0.41*       49

CLASS B SHARES
For the periods ended July 31,:
2002+                           2.50%        (0.48)%       (0.62)%     184%
2001                            2.35         (0.72)        (0.74)      151
2000 (1)                        2.39*        (0.18)*       (0.21)*      49

CLASS C SHARES
For the periods ended July 31,:
2002+                           2.50%        (0.49)%       (0.63)%     184%
2001                            2.35         (0.77)        (0.79)      151
2000 (1)                        2.39*        (0.33)*       (0.36)*      49

-------------------------------------------------------------------------------
LARGE CAP VALUE FUND***
-------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                           1.34%         0.98%         0.81%      226%
2001                            1.31          0.81          0.66       138
2000                            1.37          1.17          0.96        97
1999                            1.34          1.17          0.96        71
1998                            1.34          1.39          1.22        69

CLASS B SHARES
For the periods ended July 31,:
2002+                           1.85%         0.32%         0.29%      226%
2001                            1.83          0.16          0.14       138
2000                            1.86          0.66          0.60        97
1999                            1.84          0.50          0.44        71
1998 (2)                        1.85*         0.38*         0.36*       69

CLASS C SHARES
For the periods ended July 31,:
2002+                           1.85%         0.29%         0.26%      226%
2001                            1.83          0.18          0.16       138
2000 (1)                        1.86*         0.08*         0.02*       97

-------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                           1.77%        (0.19)%       (0.36)%      99%
2001                            1.80         (0.06)        (0.20)      215
2000                            1.71          0.53          0.37        57
1999 (3)                        1.94*        (0.11)*       (0.28)*      74

CLASS B SHARES
For the periods ended July 31,:
2002+                           2.27%        (0.82)%       (0.84)%      99%
2001                            2.31         (0.55)        (0.57)      215
2000                            2.24         (0.15)        (0.17)       57
1999 (3)                        2.42*        (1.40)*       (1.43)*      74

CLASS C SHARES
For the periods ended July 31,:
2002+                           2.23%        (0.76)%       (0.74)%      99%
2001                            2.31         (0.66)        (0.68)      215
2000 (1)                        2.24*         0.07*         0.05*       57


AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   Annualized
** Total return does not reflect the sales charge. Total return is for the period indicated and has not been annualized.
*** On June 20, 2001, the Trustees approved to change the Income Equity Fund's name to the Large Cap Value Fund effective June 29, 2001.
+   Per share amounts calculated using average shares method.
++  Includes a 0.037 distribution in excess of net investment income.
(1) Commenced operations on November 30, 1999.
(2) Commenced operations on February 2, 1998.
(3) Commenced operations on September 17, 1998.

                                                                     PROSPECTUS
                                                                             43
--------------------------------------------------------------------------------

                                      Investment Activities       Distributions
                                      ---------------------       -------------
                                                       Net
                                                    Realized
                             Net                      and                           Net                Net
                            Asset                  Unrealized                      Asset             Assets,    Ratio
                           Value,        Net       Gain (Loss)     Net             Value,              End    of Expenses
                          Beginning  Investment        on      Investment Capital   End      Total  of Period to Average
                          of Period Income (Loss)  Investments   Income    Gains  of Period Return**  (000)   Net Assets
--------------------------------------------------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $26.99      0.195         (5.401)   (0.191)   (1.553) $20.04   (20.25)%   $26,595    1.18%
2001                         29.09      0.160         (0.394)   (0.184)   (1.682)  26.99   (0.80)      42,466    1.17
2000                         29.55      0.196          0.993    (0.186)   (1.463)  29.09    4.23       40,930    1.15
1999                         27.31      0.245          3.119    (0.255)   (0.866)  29.55   12.79       36,495    1.06
1998                         25.48      0.262          2.007    (0.275)   (0.164)  27.31    8.96       35,325    1.06

CLASS B SHARES
For the periods ended July 31,:
2002+                       $26.81      0.038         (5.341)   (0.054)   (1.553) $19.90   (20.71)%   $ 8,427    1.83%
2001                         28.95     (0.013)        (0.411)   (0.034)   (1.682)  26.81   (1.48)      10,292    1.82
2000                         29.46      0.032          0.950    (0.029)   (1.463)  28.95    3.50        8,336    1.82
1999                         27.28      0.024          3.113    (0.088)   (0.866)  29.46   11.89        6,506    1.81
1998 (1)                     26.82      0.046          0.479    (0.064)       --   27.28    3.94*       5,202    1.81*

CLASS C SHARES
For the periods ended July 31,:
2002+                       $26.80      0.037         (5.359)   (0.055)   (1.553) $19.87   (20.79)%   $   845    1.83%
2001                         28.94     (0.093)        (0.329)   (0.036)   (1.682)  26.80   (1.47)       1,038    1.82
2000 (2)                     29.50      0.128          0.819    (0.044)   (1.463)  28.94    3.37          568    1.82*

--------------------------------------------------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $10.78      0.626         (0.202)   (0.634)       --  $10.57    4.03%     $52,683    0.75%
2001                         10.16      0.639          0.621    (0.640)       --   10.78   12.75       15,316    0.75
2000                         10.30      0.630         (0.144)   (0.626)       --   10.16    4.90        6,183    0.75
1999                         10.73      0.610         (0.440)   (0.600)       --   10.30    1.52        2,638    0.75
1998                         10.59      0.605          0.162    (0.627)       --   10.73    7.47        1,912    0.75

CLASS B SHARES
For the periods ended July 31,:
2002+                       $10.76      0.528         (0.209)   (0.539)       --  $10.54    3.03%     $ 8,209    1.73%
2001 (3)                     10.39      0.361          0.389    (0.380)       --   10.76    7.32        2,278    1.73*

--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                       $10.28      0.401          0.193    (0.400)   (0.034) $10.44    5.91%     $99,166    0.47%
2001                          9.94      0.422          0.342    (0.424)       --   10.28    7.85       68,797    0.46
2000                          9.93      0.426          0.023    (0.439)       --    9.94    4.69       31,261    0.44
1999                         10.01      0.429         (0.078)   (0.436)       --    9.93    3.55       17,759    0.45
1998                          9.99      0.423          0.032    (0.435)       --   10.01    4.66       12,925    0.31

CLASS B SHARES
For the periods ended July 31,:
2002+                       $10.29      0.297          0.192    (0.305)   (0.034) $10.44    4.84%     $ 7,419    1.47%
2001                          9.95      0.338          0.335    (0.333)       --   10.29    6.87        3,349    1.46
2000 (2)                      9.84      0.225          0.128    (0.243)       --    9.95    3.65          425    1.44*





                                                       Ratio of
                              Ratio      Ratio of   Net Investment
                           of Expenses      Net    Income (Loss) to
                           to Average   Investment      Average
                           Net Assets  Income (Loss)   Net Assets  Portfolio
                            Excluding   to Average     Excluding   Turnover
                           Fee Waivers  Net Assets    Fee Waivers    Rate
-----------------------------------------------------------------------------
VALUE MOMENTUM FUND
-----------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                          1.35%         0.81%         0.64%         12%
2001                           1.35          0.59          0.41           3
2000                           1.34          0.62          0.43           3
1999                           1.34          0.90          0.62           9
1998                           1.33          0.99          0.72           7

CLASS B SHARES
For the periods ended July 31,:
2002+                          1.85%         0.16%         0.14%         12%
2001                           1.85         (0.05)        (0.08)          3
2000                           1.84         (0.06)        (0.08)          3
1999                           1.84          0.14          0.11           9
1998 (1)                       1.84*         0.15*         0.13*          7

CLASS C SHARES
For the periods ended July 31,:
2002+                          1.85%         0.15%         0.13%         12%
2001                           1.85         (0.06)        (0.09)          3
2000 (2)                       1.84*        (0.21)*       (0.23)*         3

-------------------------------------------------------------------------------
BOND FUND
-------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                          1.25%         5.86%         5.36%         18%
2001                           1.23          5.98          5.50          19
2000                           1.26          6.11          5.60          27
1999                           1.26          5.67          5.16          39
1998                           1.26          5.85          5.33          16

CLASS B SHARES
For the periods ended July 31,:
2002+                          1.75%         4.95%         4.93%         18%
2001 (3)                       1.75*         4.29*         4.27*         19

-------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                          1.25%         3.88%         3.10%          2%
2001                           1.22          4.20          3.44          12
2000                           1.26          4.46          3.64          10
1999                           1.27          4.30          3.48          11
1998                           1.29          4.37          3.39          23

CLASS B SHARES
For the periods ended July 31,:
2002+                          1.76%         2.88%         2.59%          2%
2001                           1.73          3.20          2.93          12
2000 (2)                       1.76*         3.50*         3.18*         10



AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   Annualized
** Total return does not reflect the sales charge. Total return is for the period indicated and has not been annualized.
+   Per share amounts calculated using average shares method.
(1) Commenced operations on February 2, 1998.
(2) Commenced operations on November 30, 1999.
(3) Commenced operations on November 30, 2000.

PROSPECTUS
44
HIGHMARK FUNDS
--------------------------------------------------------------------------------


INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
Balanced Fund                                                        1
Core Equity Fund                                                     2
Growth Fund                                                          3
Large Cap Value Fund                                                 4
International Equity Fund                                            5
Value Momentum Fund                                                  6
Small Cap Value Fund                                                 7
Bond Fund                                                            8
California Intermediate Tax-Free Bond Fund                           9
National Intermediate Tax-Free Bond Fund                             10

INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE LOANS (ARMSS): Loans in a                   1, 8               Prepayment
mortgage pool which provide for a fixed initial mortgage                                Market
interest rate for a specified period of time, after which the rate                      Credit
may be subject to periodic adjustments.                                                 Regulatory
-----------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                1-7                Market
Shares of a company held by a U.S. bank that issues a                                   Political
receipt evidencing ownership. ADRs pay dividends in U.S. dollars.                       Foreign Investment
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities backed by company                1, 3, 8-10         Prepayment
receivables, home equity loans, truck and auto loans,                                   Market
leases, credit card receivables and other securities backed                             Credit
by other types of receivables or assets.                                                Regulatory
-----------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-4, 6-8           Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market
-----------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate        1, 3, 6, 8-10      Market
securities that obligate the issuer to pay the bondholder                               Credit
a specified sum of money, usually at specific intervals, and                            Prepayment/Call
to repay the principal amount of the loan at maturity.
-----------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the              1-7                Management
right to buy, and obligates the seller of the option to sell,                           Liquidity
a security at a specified price. A put option gives the buyer                           Credit
the right to sell, and obligates the seller of the option to buy,                       Market
a security at a specified price. The Funds will sell only                               Leverage
covered call options.
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-8                Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity
-----------------------------------------------------------------------------------------------------------


                                                                     PROSPECTUS
                                                                             45
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-10               Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market
-----------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                      1-7                Market
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                1-7                Market
convert to common stock.                                                                Credit
-----------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                1-4, 6, 8-10       Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.
-----------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an              1-10               Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., puts and calls),                             Credit
options on futures, swap agreements, and some                                           Liquidity
mortgage-backed securities.                                                             Leverage
                                                                                        Prepayment/Call
-----------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies               1, 3-8             Market
including ADRs and Global Depository Receipts (GDRs), as well                           Political
as commercial paper of foreign issuers and obligations of                               Foreign Investment
foreign governments, companies, banks, overseas branches of                             Liquidity
U.S. banks or supranational entities. The International Equity                          Emerging Market
Fund may invest up to 15% of its net assets in companies based                          Call
in emerging markets.
-----------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 5, 6               Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment
-----------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the            1-10               Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The aggregate value                                Liquidity
of options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options to
no more than 10% of its assets.
-----------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment             1, 8-10            Credit
grade by the primary rating agencies (e.g., BB or lower by                              Market
Standard & Poor's and Ba or lower by Moody's). These                                    Liquidity
securities are considered speculative and involve greater
risk of loss than investment grade bonds. Also called "lower rated bonds," "noninvestment grade bonds" and "junk bonds."
-----------------------------------------------------------------------------------------------------------



PROSPECTUS
46
HIGHMARK FUNDS
--------------------------------------------------------------------------------




INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-10               Liquidity
sold within seven business days at the value the Fund                                   Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.
-----------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               1-7                Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"),
represent ownership in a long-term unit investment trust
that holds a portfolio of common stocks designed to track
the price performance and dividend yield of an index,
such as the S&P 500 Index or the NASDAQ-100 Index. Index-
based securities entitle a holder to receive proportionate
quarterly cash distributions corresponding to the dividends
that accrue to the index stocks in the underlying portfolio, less trust expenses.
-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-10               Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies.
As a shareholder of an investment company, a Fund will
indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own adviser.
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-10               Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations;                              Prepayment/Call
or, if not rated, determined to be of comparably high
quality by the Adviser.
-----------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-10               Market
dollar-denominated debt securities with remaining                                       Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Bonds backed by real                     1, 8-10            Prepayment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory
-----------------------------------------------------------------------------------------------------------



                                                                     PROSPECTUS
                                                                             47
--------------------------------------------------------------------------------




INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
MUNICIPAL FORWARDS: Forward commitments to purchase                  9, 10              Market
tax-exempt bonds with a specific coupon to be                                           Leverage
delivered by an issuer at a future date (typically                                      Liquidity
more than 45 days but less than one year). Municipal                                    Credit
forwards are normally used as a refunding mechanism for
bonds that may be redeemed only on a designated future
date. Any Fund that makes use of municipal forwards
will maintain liquid, high-grade securities in a segregated
account in an amount at least equal to the purchase price
of the municipal forward.
-----------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or                9, 10              Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other                                 Prepayment/Call
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds: GENERAL-
OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, inCalifornia, have the approval of voters) and
REVENUE BONDS, whichtake many shapes and forms but are
generally backed by revenuefrom a specific project or tax.
These include, but are not limited to,certificates of
participation (COPs); utility and sales tax revenues;tax
increment or tax allocations; housing and special tax,
includingassessment district and community facilities district
(Mello-Roos) issues which are secured by taxes on specific
real estate parcels; hospital revenue;and industrial
development bonds that are secured by the financial resources of a private company.
-----------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             3-5, 8-10          Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various                                       Prepayment/Call
governments and government agencies.
-----------------------------------------------------------------------------------------------------------
OPTIONS ON CURRENCIES: A Fund may buy put options and sell           5, 6               Management
covered call options on foreign currencies (traded on U.S. and                          Liquidity
foreign exchanges or over-the-counter markets). A covered call                          Credit
option means the Fund will own an equal amount of the                                   Market
underlying foreign currency. Currency options help a Fund                               Political
manage its exposure to changes in the value of the U.S. dollar                          Leverage
relative to other currencies. If a Fund sells a put option on a                         Foreign Investment
foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S government securities
or other liquid high-grade bonds in an amount equal to the
amount the Fund would be required to pay if the put is exercised.
-----------------------------------------------------------------------------------------------------------




PROSPECTUS
48
HIGHMARK FUNDS
--------------------------------------------------------------------------------


INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in municipal securities from      1, 9, 10           Market
financial institutions such as commercial and investment banks,                         Liquidity
savings and loan associations and insurance companies.                                  Credit
These interests are usually structured as some form of                                  Tax
indirect ownership that allows the Fund to treat the income
from the investment as exempt from federal income tax. The
Fund invests in these interests to obtain credit enhancement on demand features that would be available through direct
ownership of the underlying municipal securities.
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends     1-7                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-10               Market
the simultaneous commitment to return the security to the                               Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
-----------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-10               Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
-----------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-6, 8-10          Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
-----------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the              1-10               Market
Fund's total assets. In return the Fund will receive                                    Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit
-----------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one                             1-10               Management
security or characteristic of a security is swapped                                     Market
for another. An example is when one party trades                                        Credit
newly issued stock for existing bonds with                                              Liquidity
another party.                                                                          Leverage
-----------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        9, 10              Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax
-----------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-4, 6-8           Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market
-----------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-6, 8-10          Market
growth receipts, and certificates of accrual of Treasury
securities.
-----------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-8                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that
purchases a fixed portfolio of income-producing
securities, such as corporate, municipal, or
government bonds, mortgage-backed securities, or
preferred stock. Unit holders receive an
undivided interest in both the principal and the
income portion of the portfolio in proportion to
the amount of capital they invest. The portfolio
of securities remains fixed until all the
securities mature and unit holders have
recovered their principal.
-----------------------------------------------------------------------------------------------------------



                                                                     PROSPECTUS
                                                                             49
--------------------------------------------------------------------------------


INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-10               Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Call
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-10               Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
-----------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-4, 6-10          Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.
-----------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-7, 10            Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.
-----------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-10               Market
A purchase of, or contract to purchase, securities at a fixed                           Credit
price for delivery at a future date. The portfolio managers                             Leverage
of each Fund expect that commitments to enter into forward                              Liquidity
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.
-----------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar               1, 8-10            Market
denominated bonds issued by foreign corporations or                                     Credit
governments. Sovereign bonds are those issued by the                                    Call
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank. Canadian bonds are
those issued by Canadian provinces.
-----------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1, 5, 6, 8-10      Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.
-----------------------------------------------------------------------------------------------------------



GLOSSARY OF
INVESTMENT RISKS
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction

PROSPECTUS
50
HIGHMARK FUNDS
--------------------------------------------------------------------------------


costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity.
All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"or repaya high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

                                                                     PROSPECTUS
                                                                             51
--------------------------------------------------------------------------------



TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
52
HIGHMARK FUNDS
--------------------------------------------------------------------------------


NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISER (SMALL CAP VALUE FUND)
LSV ASSET MANAGEMENT
200 West Madison, Suite 2780
Chicago, IL 60606

SUB-ADVISER (GROWTH FUND)
WADDELL & REED INVESTMENT MANAGEMENT
6300 Lamar Avenue
Shawnee Mission, KS 66202

SUB-ADVISER (INTERNATIONAL EQUITY FUND)
DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES, LTD.
1 Appold Street, Broadgate
London
EC2A 2UU
United Kingdom

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

HIGHMARK

[HIGHMARK LOGO OMITTED]
HIGHMARK FUNDS

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071 WWW.HIGHMARKFUNDS.COM

                                                                 HMK-PS-004-0200
                                                                   84823-B-11/02

                                                               NOVEMBER 30, 2002

HIGHMARK
     The smart approach to investing.

EQUITY
FIXED INCOME                       FIDUCIARY SHARES
--------------------------------------------------------------------------------
                                   o  Balanced Fund
                                   o  Core Equity Fund
                                   o  Growth Fund
                                   o  International Equity Fund
                                   o  Large Cap Value Fund
                                   o  Small Cap Value Fund
                                   o  Value Momentum Fund
                                   o  Bond Fund
                                   o  California Intermediate Tax-Free Bond Fund
                                   o  National Intermediate Tax-Free Bond Fund


prospectus
[PHOTO OF MOUNTAIN OMITTED]


[HIGHMARK LOGO OMITTED]
HIGHMARK FUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      PROSPECTUS
                                                                               1
--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Equity and Fixed-Income funds that you should know before investing. Certain Funds also offer additional classes of Shares called Class A, Class B and Class C Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.


INDIVIDUAL HIGHMARK FUND PROFILES
EQUITY FUNDS
Balanced Fund .........................................   2
Core Equity Fund ......................................   5
Growth Fund ...........................................   8
International Equity Fund .............................  11
Large Cap Value Fund ..................................  14
Small Cap Value Fund ..................................  17
Value Momentum Fund ...................................  20

FIXED-INCOME FUNDS
Bond Fund .............................................  23
California Intermediate Tax-Free Bond Fund ............  26
National Intermediate Tax-Free Bond Fund ..............  29

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ................................  32
Opening an Account ....................................  32
Buying Shares .........................................  33
Selling Shares ........................................  33
Exchanging Shares .....................................  33
Transaction Policies ..................................  33
Dividends and Distributions ...........................  34
Taxes .................................................  34
Investor Services .....................................  35


MORE ABOUT THE HIGHMARK FUNDS
Investment Management .................................  35
Financial Highlights ..................................  37
Investment Practices ..................................  39
Glossary of Investment Risks ..........................  44

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION
Each HighMark Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.



--------------------------------------------------------------------------------
[& ICON OMITTED] FUND SUMMARY

[" ICON OMITTED] INVESTMENT STRATEGY

[! ICON OMITTED] WHAT ARE THE MAIN
                  RISKS OF INVESTING
                  IN THIS FUND?

[@ ICON OMITTED] PERFORMANCE INFORMATION

[? ICON OMITTED] DID YOU KNOW?

[# ICON OMITTED] FUND INFORMATION

[$ ICON OMITTED] FEES AND EXPENSES
--------------------------------------------------------------------------------

PROSPECTUS
2

HIGHMARK EQUITY FUNDS
BALANCED FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    To seek capital appreciation and income;
                                   conservation of capital is a secondary
                                   consideration
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. common stocks and investment grade bonds
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Diversifies across market segments and
                                   investment styles, including value and growth
                                   stocks as well as various types of bonds
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors seeking the growth potential of
                                   stocks with the diversification value of bonds




[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time the Fund purchases them.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in Shareholders' best interest to do so.

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and which are selling at attractive valuations. As a result, the Fund will invest in a blend of GROWTH STOCKS and VALUE STOCKS. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the Standard & Poor's 500 Composite Index ("S&P 500 Index"), and normally avoid extreme overweighting or underweighting relative to that index.

The Fund may invest in other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, the longer the average maturity of the Fund's fixed-income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this F und focuses will underperform other kinds of investments or the overall market.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

                                                                      PROSPECTUS
                                                                               3
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION



The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]

1992      7.10%
1993     11.05%
1994     -2.30%
1995     28.30%
1996     15.78%
1997     19.86%
1998     10.13%
1999      5.85%
2000     -2.46%
2001     -4.94%

             BEST QUARTER         WORST QUARTER
                11.32%               -7.45%
               12/31/98              9/30/01

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -17.80%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.

                                                       SINCE
                          1 YEAR    5 YEARS 10 YEARS INCEPTION*
--------------------------------------------------------------------------------
BALANCED FUND(1)
  Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes    -4.94%     5.31%    8.38%     9.26%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions       -6.18%     3.28%    6.31%     6.85%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares    -2.67%     3.75%    6.15%     6.59%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)         -11.88%    10.70%   12.93%    14.09%+
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(4)              8.42%     7.43%    7.23%     7.94%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

4 The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.
*Since 2/1/91.
+Since 1/31/91.

                                                                     (CONTINUED)



--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           --------------------------------------
           Fiduciary    431114792     HMBAX
--------------------------------------------------------------------------------

[? ICON OMITTED]
DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

GROWTH STOCKS have a record of achieving consistent earnings and sales growth.

PROSPECTUS
4

HIGHMARK EQUITY FUNDS
BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
                                                                                        FIDUCIARY
                                                                                          SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                         0%

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
                                                                                        FIDUCIARY
                                                                                          SHARES
Investment Advisory Fees                                                                  0.60%
Distribution (12b-1) Fees                                                                 0.00%
Other Expenses                                                                            0.52%
                                                                                          ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                   1.12%
Fee Waivers                                                                               0.15%
   NET EXPENSES+                                                                          0.97%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.97% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 0.95%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Fiduciary Shares         $99      $341      $602     $1,350

                                                                      PROSPECTUS
                                                                               5

HIGHMARK EQUITY FUNDS
CORE EQUITY FUND
--------------------------------------------------------------------------------

[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                    To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify companies with strong
                                   earnings growth selling at attractive values
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate to high
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Long-term investors seeking capital
                                   appreciation
--------------------------------------------------------------------------------


[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of its assets in the stocks of U.S. companies with capitalizations similar to the Standard & Poor's 500 Composite Index ("S&P 500 Index").

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive valuations. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the S&P 500 Index, and normally avoid extreme overweighting or underweighting relative to that index.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund may invest in small capitalization companies but does not expect to invest more than 10% of its assets in such companies.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of those companies with capitalization similar to those in the S&P 500 Index-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

                                                                     (CONTINUED)

PROSPECTUS
6

HIGHMARK EQUITY FUNDS
CORE EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------



[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[BAR CHART OMITTED]

2001     -11.63%


             BEST QUARTER         WORST QUARTER
                 9.97%               -13.84%
               12/31/01              9/30/01

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -29.44%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500 INDEX.
                                                    SINCE
                                    1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
CORE EQUITY FUND
  Fiduciary Shares(1)
--------------------------------------------------------------------------------
   Return Before Taxes              -11.63%         -13.63%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                 -11.81%         -13.82%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares               -7.08%         -10.89%
--------------------------------------------------------------------------------
S&P 500 INDEX(2) (reflects
  no deduction for fees,
  expenses or taxes)                -11.88%         -11.50%+
--------------------------------------------------------------------------------
1 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

2 The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

*Since 5/31/00.

+Since 5/31/00.


--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           ----------------------------------------
           Fiduciary    431112788     HMCFX
--------------------------------------------------------------------------------

[? ICON OMITTED]
DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

MEDIUM CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those companies in the S&P 500 Index.

                                                                      PROSPECTUS
                                                                               7
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                            SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                            0%

----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                            SHARES
Investment Advisory Fees                                                                     0.60%
Distribution (12b-1) Fees                                                                    0.00%
Other Expenses                                                                               0.50%
                                                                                             ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.10%
Fee Waivers                                                                                  0.15%
   NET EXPENSES+                                                                             0.95%

*Does not include any wire transfer fees, if applicable.

**Other expenses are based on estimated amounts for the current fiscal year.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.95% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 0.93%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS    5 YEARS   10 YEARS
Fiduciary Shares         $97      $335      $592      $1,327

PROSPECTUS
8

HIGHMARK EQUITY FUNDS
GROWTH FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                      To seek long-term capital appreciation
                                     through investments in equity
                                     securities; current income is incidental
--------------------------------------------------------------------------------
INVESTMENT FOCUS                     U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS STRATEGY       Seeks to invest in companies offering
                                     above-average growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Moderate to High
--------------------------------------------------------------------------------
INVESTOR PROFILE                     Long-term investors seeking capital
                                     appreciation
--------------------------------------------------------------------------------




[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Growth Fund seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its primary goal, the Fund invests at least 65% of its assets in equity securities, primarily in the stocks of MEDIUM TO LARGE U.S. GROWTH-ORIENTED COMPANIES that the portfolio managers believe are also financially stable. Growth-oriented companies are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so.

The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:

o the company's market position, product line, technological position and prospects for increased earnings

o  the management capability of the company being considered

o  the short-term and long-term outlook for the industry being analyzed

o  changes in economic and political conditions

The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focusesthose of medium to large U.S. growth companieswill underperform other types of stock investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

                                                                      PROSPECTUS
                                                                               9
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*


[BAR CHART OMITTED]

1994     -4.88%
1995     32.40%
1996     21.56%
1997     32.02%
1998     31.76%
1999     22.10%
2000    -24.19%
2001    -35.54%


             BEST QUARTER         WORST QUARTER
                25.97%               -31.39%
               12/31/98              3/31/01

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -25.22%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500/BARRA GROWTH INDEX AND THE S&P 500 INDEX.

                                                       SINCE
                              1 YEAR     5 YEARS    INCEPTION*
--------------------------------------------------------------------------------
GROWTH FUND
  Fiduciary Shares(1)
--------------------------------------------------------------------------------
   Return Before Taxes        -35.54%      0.75%       6.47%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions           -35.54%     -1.74%       4.17%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares        -21.64%      0.97%       5.32%
--------------------------------------------------------------------------------
S&P 500/BARRA
  GROWTH INDEX(2)             -12.73%     11.10%      14.61%+
--------------------------------------------------------------------------------
1 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

2 The unmanaged S&P 500/BARRA Growth Index generally reflects the performance of large growth companies in the U.S. stock market.

*Since 11/18/93.

+Since 11/30/93.

                                                                     (CONTINUED)



--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------------
           Fiduciary    431114818     HMGRX
--------------------------------------------------------------------------------

[? ICON OMITTED]
DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.

PROSPECTUS
10

HIGHMARK EQUITY FUNDS
GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Investment Advisory Fees                                                                0.60%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                          0.52%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.12%
Fee Waivers                                                                             0.15%
   NET EXPENSES+                                                                        0.97%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.97% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 0.95%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
Fiduciary Shares         $99      $341      $602      $1,350

                                                                      PROSPECTUS
                                                                              11

HIGHMARK EQUITY FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                     To seek long-term capital appreciation by
                                    investing primarily in equity securities of
                                    foreign issuers
--------------------------------------------------------------------------------
INVESTMENT FOCUS                    Common stocks of foreign companies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Attempts to identify reasonably priced
                                    foreign stocks with above-average growth
                                    potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              High
--------------------------------------------------------------------------------
INVESTOR PROFILE                    Investors who want capital appreciation, are
                                    willing to accept the increased risks of
                                    international investing for the possibility
                                    of higher returns, and want exposure to a
                                    diversified portfolio of international
                                    stocks
--------------------------------------------------------------------------------


[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Normally, at least 65% of the Fund's assets will be invested in the stocks of companies from at least five countries (other than the United States) that are included in the Morgan Stanley Capital International Europe, Australasia, and Far East Index (the "EAFE Index"). The Fund's portfolio managers intend to focus on companies with a market capitalization of more than $100 million.

In selecting investments for the Fund, the portfolio managers may over- or under-weight regions in comparison to the EAFE Index based on the rates of return they expect from various markets. The Fund's regional and individual country weightings may therefore vary from those of the EAFE Index. The portfolio managers will select individual securities for the Fund on the basis of their growth opportunities or undervaluation in relation to other securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund typically invests in securities that are listed on recognized foreign exchanges, but it may also invest up to 15% of its assets in securities traded in over-the-counter markets. In addition, the Fund may buy AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) and invest in derivatives, including futures, options, forward foreign currency contracts, options on currencies and swap agreements. Derivatives are used to increase the Fund's exposure to an asset class, to keep cash on hand to meet shareholder redemptions and for leveraging. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country or region. The Fund primarily invests in companies in foreign developed countries but it may invest a portion of its assets in emerging markets.

In addition to those described above, the Fund may invest in other types of securities, including investment grade bonds of U.S. and non-U.S. issuers. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations such as money market securities. Such a strategy could make it more difficult for the Fund to achieve its goal.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of foreign companies-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.


                                                                     (CONTINUED)

PROSPECTUS
12

HIGHMARK EQUITY FUNDS
INTERNATIONAL EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]

1996      3.25%
1997     -6.51%
1998     15.18%
1999     29.32%
2000    -18.19%
2001    -22.17%


             BEST QUARTER         WORST QUARTER
                21.44%               -15.17%
               12/31/99              9/30/01

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -22.02%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF ITS BENCHMARK, THE MSCI EAFE INDEX.

                                                       SINCE
                               1 YEAR     5 YEARS    INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND(1)
  Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes        -22.17%     -2.38%       0.35%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions           -22.00%     -2.89%      -0.40%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares        -13.20%     -1.83%       0.19%
--------------------------------------------------------------------------------
MSCI-EAFE INDEX(3)            -21.44%      0.89%       3.66%+
--------------------------------------------------------------------------------

1 Performance data includes the performance of the Stepstone International Equity Fund for the period prior to its consolidation with the HighMark International Equity Fund on 4/25/97.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East Index reflects the performance of securities listed on stock exchanges in Europe, Australia and the Far East.

*Since 2/1/95.

+Since 1/31/95.


--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------------
           Fiduciary    431114594     HMIQX
--------------------------------------------------------------------------------


[? ICON OMITTED]
DID YOU KNOW?

AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

                                                                      PROSPECTUS
                                                                              13
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
                                                                                        FIDUCIARY
                                                                                          SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                         0%

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
                                                                                        FIDUCIARY
                                                                                          SHARES
Investment Advisory Fees                                                                  0.95%
Distribution (12b-1) Fees                                                                 0.00%
Other Expenses                                                                            0.88%
                                                                                          ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                   1.83%
Fee Waivers                                                                               0.15%
   NET EXPENSES+                                                                          1.68%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 1.68% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          1.66%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES        $171      $561      $976      $2,136

PROSPECTUS
14

HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                   To seek total return on investment, with
                                  dividend income as an important component of
                                  that return; a secondary goal is a low level
                                  of price volatility
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify undervalued stocks that
                                  pay high dividends
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors seeking capital appreciation
                                  potential with higher current income and lower volatility than the average stock fund


[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Large Cap Value Fund seeks total return on investment, with DIVIDEND income as an important component of that return. A secondary goal is to maintain a low level of price volatility.

To pursue its primary goal, the Fund invests mostly in dividend-paying stocks that the managers believe are undervalued or out-of-favor. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. The portfolio managers then use a quantitative stock selection model based on earnings revisions and supplemental valuation measures to narrow the list of stocks to the most attractive. In-depth fundamental research confirms the value characteristics of individual stocks and evaluates the company's future prospects. The companies in which the Fund invests are generally mature, large-capitalization U.S. corporations.

The portfolio managers typically begin to pare down a position when the stock's price/book ratio is above the index average or is at the upper end of the stock's historic range. The portfolio managers may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.

The Fund may invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of undervalued, dividend-paying companieswill underperform other kinds of investments or market averages.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

                                                                      PROSPECTUS
                                                                              15
--------------------------------------------------------------------------------

[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]

1992      9.52%
1993     12.77%
1994     -0.60%
1995     36.27%
1996     15.73%
1997     27.29%
1998     15.12%
1999      1.68%
2000      0.08%
2001    -16.01%

             BEST QUARTER         WORST QUARTER
                16.71%               -15.58%
               12/31/98              9/30/01

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -24.58%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE S&P 500 INDEX.

                                                       SINCE
                           1 YEAR   5 YEARS 10 YEARS INCEPTION*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND(1)
  Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes     -16.01%    4.60%   9.26%    12.09%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions        -16.35%    1.55%   6.47%     6.77%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares      -9.74%    3.34%   6.95%     6.78%
--------------------------------------------------------------------------------
S&P 500/BARRA
   VALUE INDEX(3)          -11.71%    9.49%  13.10%    14.09%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged S&P 500/BARRA Value Index is generally representative of the performance of large value companies in the U.S. stock markets.

*Since 2/9/84.

+Since 1/31/84.


                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -----------------------------------------
           Fiduciary    431114206     HMIEX
--------------------------------------------------------------------------------



[? ICON OMITTED]
DID YOU KNOW?

A DIVIDEND is a distribution of corporate earnings to Shareholders. The amount of the dividend is usually paid quarterly. Dividends must be declared as income in the year they are received.

PROSPECTUS
16

HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                         SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                        0%

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                         SHARES
Investment Advisory Fees                                                                 0.60%
Distribution (12b-1) Fees                                                                0.00%
Other Expenses                                                                           0.50%
                                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.10%
Fee Waivers                                                                              0.15%
   NET EXPENSES+                                                                         0.95%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.95% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 0.93%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $97      $335      $592      $1,327

                                                                      PROSPECTUS
                                                                              17

HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                          To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         Stocks of small U.S. companies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Seeks undervalued small company stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate to High
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Risk-tolerant investors seeking high
                                         long-term returns
--------------------------------------------------------------------------------


[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the portfolio managers favor companies exhibiting positive momentum in their Share price or earnings.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of small, undervalued U.S. companies-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.


                                                                     (CONTINUED)

PROSPECTUS
18

HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION



The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]

1999     20.53%
2000     2.07%
2001     1.54%


             BEST QUARTER         WORST QUARTER
                19.39%               -18.70%
                6/30/99              9/30/01

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -4.64%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE RUSSELL 2000 VALUE INDEX AND THE S&P 600/BARRA VALUE INDEX.
                                                       SINCE
                                          1 YEAR     INCEPTION*
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
  Fiduciary Shares(1)
--------------------------------------------------------------------------------
   Return Before Taxes                     1.54%     11.16%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                        0.49%      8.90%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                     1.87%      8.29%
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(2)               14.03%     13.40%+
--------------------------------------------------------------------------------

1 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

2 The unmanaged Russell 2000 Value Index is generally representative of the performance of those small capitalization U.S. companies in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values.

*Since 9/17/98.

+Since 9/30/98.


--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -------------------------------------------
           Fiduciary    431112101     HMSCX
--------------------------------------------------------------------------------


[? ICON OMITTED]
DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those issued by companies with market capitalizations within the range of those in the Russell 2000 Index.

                                                                      PROSPECTUS
                                                                              19
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                        SHARES
Investment Advisory Fees                                                                1.00%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                          0.52%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.52%
Fee Waivers                                                                             0.15%
   NET EXPENSES+                                                                        1.37%


*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 1.37% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          1.35%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES        $139      $466      $815      $1,800

PROSPECTUS
20

HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------



[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                          To seek long-term capital growth;
                                         current income is a secondary objective
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Seeks undervalued stocks showing signs
                                         of improved momentum
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors seeking the potential for a
                                         long-term increase in the value of
                                         their investment with capital
                                         appreciation at potentially lower
                                         volatility than the average stock fund
--------------------------------------------------------------------------------



[" ICON OMITTED]
INVESTMENT STRATEGY

The Value Momentum Fund seeks to provide long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to their own historic valuations. The portfolio managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a MEDIUM TO LARGE MARKET CAPITALIZATION and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

For a description of the securities the Fund invests in, please see "Investment Practices" on page 38.


[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of mid-size to large undervalued U.S. companies-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

                                                                      PROSPECTUS
                                                                              21
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMTITED]

1992      9.37%
1993     12.58%
1994     -1.93%
1995     38.75%
1996     25.64%
1997     30.72%
1998      9.72%
1999     12.73%
2000      1.80%
2001     -6.36%


             BEST QUARTER         WORST QUARTER
                18.05%               -14.00%
               12/31/98              9/30/98

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS -26.81%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE S&P 500 INDEX.

                                                        SINCE
                             1 YEAR  5 YEARS 10 YEARS INCEPTION*
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND(1)
  Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes       -6.36%   9.04%   12.49%   13.38%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions          -7.90%   7.64%   11.05%   11.76%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares       -2.86%   7.16%   10.16%   10.81%
--------------------------------------------------------------------------------
S&P 500 INDEX(3)            -11.88%  10.70%   12.93%   14.09%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

*Since 2/1/91.

+Since 1/31/91.

                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           ------------------------------------------
           Fiduciary    431114677     HMVMX
--------------------------------------------------------------------------------


[? ICON OMITTED]
DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index.

Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.

PROSPECTUS
22

HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND (CONTINUED)
--------------------------------------------------------------------------------



[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%
------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Investment Advisory Fees                                                                0.60%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                          0.52%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.12%
Fee Waivers                                                                             0.15%
   NET EXPENSES+                                                                        0.97%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.97% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          0.95%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $99      $341      $602      $1,350

                                                                      PROSPECTUS
                                                                              23

HIGHMARK FIXED-INCOME FUNDS
BOND FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                      To seek total return through investments
                                     in fixed-income securities
--------------------------------------------------------------------------------
INVESTMENT FOCUS                     U.S. government obligations, corporate debt
                                     securities, mortgage and other asset-
                                     backed securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY        Focuses on sectors of the bond market that
                                     the portfolio managers believe are
                                     undervalued
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                     Investors willing to accept the risk of a
                                     moderate amount of fluctuation in the value
                                     of their investment for the benefit of a
                                     higher total return potential
--------------------------------------------------------------------------------



[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

o  Debt obligations issued or guaranteed by the U.S. government or its agencies.

o Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

o Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

o Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

o  An assessment of the future level of interest rates and inflation

o  Expectations for U.S. and global economic growth

o  Relative yields among securities in various market sectors

o The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's Shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.

[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be prepaid. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"or repayhigher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.


                                                                     (CONTINUED)

PROSPECTUS
24

HIGHMARK FIXED-INCOME FUNDS
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]

1992         8.37%
1993         7.50%
1994        -3.94%
1995        18.74%
1996         2.47%
1997         9.20%
1998         8.38%
1999        -1.82%
2000        10.72%
2001         8.07%



             BEST QUARTER         WORST QUARTER
                 6.25%               -2.82%
                6/30/95              3/31/94

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 5.01%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.

                                                      SINCE
                          1 YEAR  5 YEARS  10 YEARS INCEPTION*
--------------------------------------------------------------------------------
BOND FUND(1)
  Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes     8.07%    6.81%    6.59%     8.72%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions        5.61%    4.37%    4.07%     3.34%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares     4.87%    4.23%    4.04%     3.19%
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(3)              8.42%    7.43%    7.23%     9.55%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*Since 2/15/84.

+Since 1/31/84.


--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -------------------------------------------
           Fiduciary    431114305     HMBDX
--------------------------------------------------------------------------------

[? ICON OMITTED]
DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

                                                                      PROSPECTUS
                                                                              25
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
                                                                                         FIDUCIARY
                                                                                          SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                         0%
--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
                                                                                         FIDUCIARY
                                                                                          SHARES
Investment Advisory Fees                                                                  0.50%
Distribution (12b-1) Fees                                                                 0.00%
Other Expenses                                                                            0.51%
                                                                                          ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                   1.01%
Fee Waivers                                                                               0.24%
   NET EXPENSES+                                                                          0.77%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.77% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:  0.75%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $79      $298      $535      $1,214

PROSPECTUS
26

HIGHMARK FIXED-INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                      To seek high current income that is exempt
                                     from federal and California state income
                                     taxes
--------------------------------------------------------------------------------
INVESTMENT FOCUS                     California municipal securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY        Invests primarily in investment grade
                                     California municipal securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Low to Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                     California residents seeking income exempt
                                     from federal and state income taxes
--------------------------------------------------------------------------------



[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal and State of California income taxes. To pursue this goal, the Fund invests primarily in INVESTMENT-GRADE MUNICIPAL BONDS and notes that are tax-exempt in California.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal and California income tax. This policy is fundamental and cannot be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances. The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

o The potential direction of interest rate changes.

o Their expectations for the U.S. economy in general and California's economy in particular.

o The credit rating and stability of the issuers.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.

[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid". Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"or repayhigher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

                                                                      PROSPECTUS
                                                                              27
--------------------------------------------------------------------------------

[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.* [BAR CHART OMITTED]

1994     -8.33%
1995     18.64%
1996      4.26%
1997      7.49%
1998      6.43%
1999     -0.66%
2000      8.78%
2001      4.97%


             BEST QUARTER         WORST QUARTER
                 8.84%               -6.76%
                3/31/95              3/31/94

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 8.96%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.

                                                       SINCE
                               1 YEAR     5 YEARS    INCEPTION*
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE TAX-FREE
BOND FUND(1)
  Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes          4.97%      5.35%       4.85%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions             4.90%      5.33%       4.84%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares          4.72%      5.18%       4.79%
--------------------------------------------------------------------------------
LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX(3)                   5.20%      5.56%       5.35%+
--------------------------------------------------------------------------------

1 Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade tax-exempt bonds with maturities.

*Since 10/15/93.

+Since 9/30/93.

                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[# ICON OMITTED]

FUND
INFORMATION

           CLASS        CUSIP         TICKER
           ----------------------------------------
           Fiduciary    431114644     HMITX
--------------------------------------------------------------------------------

[? ICON OMITTED]
DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds.

INVESTMENT-GRADE BONDS are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.

PROSPECTUS
28

HIGHMARK FIXED-INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Investment Advisory Fees                                                                0.50%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                          0.52%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.02%
Fee Waivers                                                                             0.50%
   NET EXPENSES+                                                                        0.52%

*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.52% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          0.50%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $53      $275      $515      $1,202

                                                                      PROSPECTUS
                                                                              29

HIGHMARK FIXED-INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------


[& ICON OMITTED]
FUND SUMMARY

INVESTMENT GOAL                     To seek to provide high current income that
                                    is exempt from federal income tax
--------------------------------------------------------------------------------
INVESTMENT FOCUS                    Municipal securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Invests primarily in municipal securities
                                    providing an average intermediate maturity
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              Low to Moderate
--------------------------------------------------------------------------------
INVESTOR PROFILE                    Investors seeking income exempt from federal
                                    income tax
--------------------------------------------------------------------------------



[" ICON OMITTED]
INVESTMENT STRATEGY

HighMark National Intermediate Tax-Free Bond Fund seeks to provide high current income that is exempt from federal income taxes. To pursue this goal, the Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

o The potential direction of interest rate changes.

o Their expectations for the U.S. economy in general.

o The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security, or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in Shares of money market funds and other investments companies that have similar investment objectives.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 38.


--------------------------------------------------------------------------------
[! ICON OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"-or repay-higher-yielding bond before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.

For more information about these risks, please see "Glossary of Investment Risks" on page 43.

PROSPECTUS
30

HIGHMARK FIXED-INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE
INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.(+,1)

[BAR CHART OMITTED]

1992     6.36%
1993     9.30%
1994    -3.88%
1995     12.40%
1996     2.88%
1997     6.45%
1998     5.03%
1999    -1.27%
2000     7.65%
2001     4.69%


             BEST QUARTER         WORST QUARTER
                 5.01%               -4.49%
               (3/31/95)            (3/31/94)

+THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 6.69%.

1 See Footnote 1 below.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01, TO THOSE OF THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX.

                                                      SINCE
                        1 YEAR   5 YEARS  10 YEARS  INCEPTION*
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE
TAX-FREE BOND FUND(1)
 Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes   4.69%    4.46%    4.86%      5.49%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions      4.69%    4.46%    4.86%      4.10%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares   4.68%    4.58%    4.95%      4.13%
--------------------------------------------------------------------------------
LEHMAN BROTHERS
7 YEAR MUNICIPAL
BOND INDEX(3)            5.20%    5.56%    6.13%        **
--------------------------------------------------------------------------------

1 Performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002. The National Intermediate Tax-Free Bond Fund commenced operations as of October 18, 2002 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Fiduciary Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the fees and expenses associated with the Fiduciary Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

2 After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3 The unmanaged Lehman Brothers 7 Year Municipal Bond Index generally comprises intermediate term, investment grade tax-exempt bonds with maturities between 6 and 8 years.

*Since 2/17/89.

**Index did not exist.


--------------------------------------------------------------------------------
[# ICON OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -----------------------------------------
           Fiduciary    431112655     HMNTX
--------------------------------------------------------------------------------

[? ICON OMITTED]
DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds.

INVESTMENT-GRADE BONDS are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.

                                                                      PROSPECTUS
                                                                              31
--------------------------------------------------------------------------------


[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)   0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)             0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                   0%

-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                      SHARES
Investment Advisory Fees                                                              0.50%
Distribution (12b-1) Fees                                                             0.00%
Other Expenses**                                                                      0.51%
                                                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.01%
Fee Waiver                                                                            0.71%
   NET EXPENSES+                                                                      0.30%

*Does not include any wire transfer fees, if applicable.

**Other expenses are based on estimated amounts for the current fiscal year.

+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Fiduciary Shares from exceeding 0.30% for the period beginning October 18, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 0.28%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 YEARS           3 YEARS
FIDUCIARY SHARES            $31              $251

PROSPECTUS
32

HIGHMARK FUNDS
--------------------------------------------------------------------------------

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS
HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

o  No sales charge.

o  No Distribution (12b-1) fees.

o  AVAILABLE ONLY TO THE FOLLOWING INVESTORS AND ACCOUNTS:

   o Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

   o Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

   o Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

   o Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

   o Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

   o  Retirement and other benefit plans sponsored by governmental entities; and

   o Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

FOR THE ACTUAL PAST EXPENSES OF THE FIDUCIARY SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A, CLASS B AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES). EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OR UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.


OPENING AN ACCOUNT

1. Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   o  INITIAL PURCHASE:       $1,000 for each Fund

                              $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

   o  ADDITIONAL PURCHASES:   $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                                                      PROSPECTUS
                                                                              33
--------------------------------------------------------------------------------


BUYING SHARES
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Call us at 1-800-433-6884 or contact your financial representative to request an exchange.


SELLING SHARES
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
o Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

o Call us or contact your financial representative to request an exchange.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

o you changed your address of record within the last 30 days.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND: The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES
HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

o Are qualified to invest in the new Fund.

o Satisfy the initial and additional investment minimums for the new Fund.

o Invest in the same Share class in the new Fund as you did in the previous
  Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.


TRANSACTION POLICIES
VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   / Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value next determined after we receive your order. When you sell Shares,

PROSPECTUS
34

HIGHMARK FUNDS
--------------------------------------------------------------------------------


the amount of your proceeds are based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT
  (4:00 p.m.ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.


DIVIDENDS AND DISTRIBUTIONS
As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Funds declares and pays income dividends monthly, with the exception of the Small Cap Value Fund and International Equity Fund, which declare and pay income dividends periodically. The Funds distribute any net capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES
Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS
We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.


TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS
o FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND NATIONAL INTERMEDIATE TAX-FREE BOND FUND: The Funds' portfolio managers expect that virtually all of the income the California Intermediate Tax-Free Fund generates will be exempt from federal and California state personal income taxes, and

                                                                      PROSPECTUS
                                                                              35
--------------------------------------------------------------------------------


virtually all of the income the National Intermediate Tax-Free Bond Fund generates will be exempt from Federal personal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, Shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o  Have at least $5,000 in your HighMark Fund(s) account.

o  Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT
HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER
HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2002, UnionBanCal Corporation and its subsidiaries had approximately $37.6 billion in consolidated assets. As of the same date, HighMark Capital Management had over $17.5 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                                   % OF NET ASSETS
Balanced Fund                          0.60%
Core Equity Fund                       0.60%
Growth Fund                            0.60%*
International Equity Fund              0.95%*
Large Cap Value Fund                   0.60%
Small Cap Value Fund                   1.00%*
Value Momentum Fund                    0.60%
Bond Fund                              0.50%
California Intermediate
   Tax-Free Bond Fund                  0.25%

*A portion of the management fee is used to pay the Fund's sub-adviser.

PROSPECTUS
36

HIGHMARK FUNDS
--------------------------------------------------------------------------------

SUB-ADVISERS
GROWTH FUND. Waddell & Reed Investment Management Company ("WRIMCO") serves as the sub-adviser to the Growth Fund. Under an investment sub-advisory agreement between WRIMCO and HighMark Capital Management, WRIMCOmakes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a Delaware corporation and publicly held company. As of September 30, 2002, WRIMCO managed over $24.0 billion in assets.

INTERNATIONAL EQUITY FUND. Deutsche Asset Management, Inc ("Deutsche") serves as the sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between Deutsche and HighMark Capital Management, Deutsche makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

Deutsche is the asset management arm of Deutsche Bank AG. Deutsche Bank AG was founded in 1870. Deutsche provides a full range of international investment advisory services to institutional clients, and, as of September 30, 2001, managed approximately $191 billion in assets. Deutsche is wholly owned by Deutsche Asset Management Group Limited, which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment-banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail and commercial banking, investment banking and insurance.

SMALL CAP VALUE FUND. LSVAsset Management ("LSV") serves as sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 8 years. As of September 30, 2001, LSV had approximately $7.5 billion in assets under management.


PORTFOLIO MANAGERS
All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

                                                                      PROSPECTUS
                                                                              37
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Deloitte & Touche LLP, as noted in its report dated September 13, 2002. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

                                    Investment Activities        Distributions
                                    ---------------------     -------------------
                                                     Net
                                                  Realized
                           Net                      and                               Net                Net
                          Asset                  Unrealized                          Asset             Assets,    Ratio
                         Value,         Net      Gain (Loss)      Net                Value,              End    of Expenses
                        Beginning   Investment       on       Investment   Capital    End      Total  of Period to Average
                        of Period Income (Loss)  Investments Income (Loss)  Gains  of Period Return**   (000)   Net Assets
----------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods July 31,:
2002+                    $14.03       0.296       (2.237)      (0.301)      (0.258) $11.53   (14.24)%  $180,217   0.93%
2001                      15.74       0.331       (1.224)      (0.346)      (0.471)  14.03    (5.85)    321,263   0.92
2000                      17.21       0.431       (0.077)      (0.426)      (1.398)  15.74     2.28     401,742   0.92
1999                      16.73       0.428        1.172       (0.436)      (0.684)  17.21     9.96     451,411   0.92
1998                      16.46       0.446        0.724       (0.458)      (0.442)  16.73     7.31     448,783   0.91
----------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $ 8.26       0.045       (2.042)      (0.043)       --     $ 6.22   (24.25)%  $114,854   0.93%
2001                       9.76       0.044       (1.495)      (0.047)      (0.002)   8.26   (14.91)     96,112   0.92
2000 (1)                  10.00       0.012       (0.243)      (0.009)                9.76    (2.31)     34,210   0.92*
----------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $ 8.68      (0.004)      (2.146)        --           --    $ 6.53   (24.77)%  $156,663   0.93%
2001+                     18.62      (0.061)      (7.684)        --         (2.195)   8.68   (45.71)    279,625   0.92
2000                      18.39       --           2.030         --         (1.800)  18.62    11.13     722,376   0.92
1999                      16.92      (0.018)       2.759         --         (1.271)  18.39    17.24     738,548   0.90
1998                      17.36       0.017        3.108       (0.033)      (3.532)  16.92    22.59     499,060   0.91
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $29.60       0.065       (4.820)      (0.125)       --     $24.72   (16.11)%  $ 29,330   1.46%
2001                      43.25       0.032      (10.823)      (0.109)      (2.750)  29.60   (26.17)    112,325   1.45
2000                      39.38       0.146        4.298       (0.277)      (0.297)  43.25    11.21     121,581   1.43
1999                      37.32       0.210        1.982       (0.132)       --      39.38     5.90     108,537   1.36
1998                      38.69       0.767       (1.178)      (0.592)      (0.367)  37.32    (0.82)     91,970   1.34
----------------------------------------------------------------------------------------------------------------------------





                                                      Ratio of
                           Ratio       Ratio of    Net Investment
                         of Expenses      Net     Income (Loss) to
                         to Average    Investment      Average
                         Net Assets   Income (Loss)   Net Assets  Portfolio
                          Excluding    to Average     Excluding   Turnover
                         Fee Waivers   Net Assets    Fee Waivers    Rate
-----------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods July 31,:
2002+                      1.10%           2.27%        2.10%          12%
2001                       1.10            2.24         2.06           11
2000                       1.09            2.65         2.48           25
1999                       1.09            2.60         2.43           34
1998                       1.08            2.67         2.50           22
-------------------------------------------------------------------------------
CORE EQUITY FUND
-------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                      1.10%           0.61%        0.44%          11%
2001                       1.12            0.49         0.29           14
2000 (1)                   1.09*           1.21*        1.04*           3
-----------------------------------------------------------------------------
GROWTH FUND
-----------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                      1.10%          (0.05)%      (0.22)%        105%
2001+                      1.11           (0.46)       (0.65)          26
2000                       1.09           (0.32)       (0.49)          67
1999                       1.09           (0.14)       (0.33)          52
1998                       1.08            0.08        (0.09)          67
-----------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                      1.75%           0.24%       (0.05)%        184%
2001                       1.60            0.18         0.03          151
2000                       1.63            0.32         0.12           49
1999                       1.63            0.42         0.15           87
1998                       1.61            0.71         0.44           72
-----------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "==" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   Annualized
** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
+   Per share amounts calculated using average shares method.
(1) Commenced operations on May 31, 2000.

PROSPECTUS
38

HIGHMARK FUNDS
--------------------------------------------------------------------------------


                            Investment Activities          Distributions
                            ---------------------          -------------
                                               Net
                                            Realized
                           Net                 and                           Net                Net
                          Asset             Unrealized                      Asset             Assets,    Ratio
                         Value,      Net    Gain (Loss)     Net             Value,              End    of Expenses
                        Beginning Investment    on      Investment Capital   End      Total  of Period to Average
                        of Period   Income  Investments   Income    Gains  of Period Return**  (000)   Net Assets
-------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND***
-------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $11.04     0.123     (2.790)    (0.123)      --    $ 8.25   (24.31)%  $ 78,479   0.92%
2001                      12.35     0.129     (0.438)    (0.127)    (0.874)  11.04    (2.90)    189,327   0.91
2000                      17.78     0.227     (1.864)    (0.228)    (3.565)  12.35    (9.67)    290,327   0.89
1999                      17.92     0.247      2.072     (0.249)    (2.206)  17.78    14.23     628,839   0.88
1998                      18.21     0.305      1.486     (0.302)    (1.776)  17.92    10.79     670,298   0.92
-------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $11.85     0.006     (0.022)       --      (0.584) $11.25     0.10%   $ 63,399   1.35%
2001                      13.61     0.063     (0.536)    (0.047)    (1.240)  11.85    (2.80)     78,869   1.44
2000                      12.55     0.202      1.746     (0.251)++  (0.637)  13.61    16.43     134,616   1.34
1999 (1)                  10.00     0.018      2.536     (0.004)      --     12.55    25.54      80,423   1.54*
-------------------------------------------------------------------------------------------------------------------
VALUE MOMENTUM FUND
-------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $27.00     0.254     (5.404)    (0.247)    (1.553) $20.05   (20.06)%  $355,004   0.93%
2001                      29.10     0.245     (0.411)    (0.252)    (1.682)  27.00    (0.55)    482,337   0.92
2000                      29.56     0.256      1.002     (0.255)    (1.463)  29.10     4.47     619,618   0.90
1999                      27.31     0.315      3.117     (0.318)    (0.866)  29.56    13.08     843,316   0.81
1998                      25.48     0.332      2.003     (0.341)    (0.164)  27.31     9.22     863,627   0.81
-------------------------------------------------------------------------------------------------------------------
BOND FUND
-------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $10.88     0.638     (0.204)    (0.634)      --    $10.68     4.09%   $485,274   0.75%
2001                      10.25     0.641      0.629     (0.640)      --     10.88    12.73     533,310   0.75
2000                      10.39     0.625     (0.139)    (0.626)      --     10.25     4.86     342,388   0.75
1999                      10.81     0.605     (0.426)    (0.600)      --     10.39     1.60     334,900   0.75
1998                      10.67     0.615      0.150     (0.627)      --     10.81     7.41     206,125   0.75
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                    $10.32     0.402      0.192     (0.400)    (0.034) $10.48     5.89%   $123,702   0.47%
2001                       9.97     0.429      0.345     (0.424)      --     10.32     7.92     123,568   0.46
2000                       9.96     0.441      0.008     (0.439)      --      9.97     4.68     139,098   0.44
1999                      10.04     0.438     (0.086)    (0.436)      --      9.96     3.54     149,365   0.45
1998                      10.01     0.457      0.008     (0.435)      --     10.04     4.75     157,062   0.42
-------------------------------------------------------------------------------------------------------------------





                                                  Ratio of
                            Ratio      Ratio of Net Investment
                         of Expenses      Net     Income to
                         to Average   Investment   Average
                         Net Assets     Income    Net Assets  Portfolio
                          Excluding   to Average   Excluding  Turnover
                         Fee Waivers  Net Assets  Fee Waivers   Rate
-------------------------------------------------------------------------
LARGE CAP VALUE FUND***
-------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31;
2002+                       1.09%       1.24%        1.07%       226%
2001                        1.06        1.08         0.93        138
2000                        1.10        1.61         1.40         97
1999                        1.09        1.43         1.22         71
1998                        1.09        1.63         1.45         69
-------------------------------------------------------------------------
SMALL CAP VALUE FUND
-------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31;
2002+                       1.52%       0.05%       (0.12)%       99%
2001                        1.55        0.27         0.13        215
2000                        1.51        0.69         0.52         57
1999 (1)                    1.71*       0.28*        0.11*        74
-------------------------------------------------------------------------
VALUE MOMENTUM FUND
-------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31;
2002+                       1.10%       1.06%        0.89%        12%
2001                        1.10        0.85         0.67          3
2000                        1.09        0.88         0.69          3
1999                        1.09        1.15         0.87          9
1998                        1.08        1.25         0.98          7
-------------------------------------------------------------------------
BOND FUND
-------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31;
2002+                       1.00%       5.89%        5.64%        18%
200110.25                   0.98        6.05        5.82          19
2000                        1.01        6.06         5.80         27
1999                        1.01        5.69         5.43         39
1998                        1.02        5.86         5.60         16
-------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31;
2002+                       0.99%       3.88%        3.36%         2%
2001                        0.97        4.20         3.69         12
2000                        1.01        4.45         3.88         10
1999                        1.02        4.29         3.72         11
1998                        1.04        4.46         3.84         23
-------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "==" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized
** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
*** On June 20, 2001, the Trustees approved to change the Income Equity Fund's name to the Large Cap Value Fund effective June 29, 2001.
+    Per share amounts calculated using average shares method.
++   Includes a 0.037 distribution in excess of net investment income.
(1)  Commenced operations on September 17, 1998.

                                                                      PROSPECTUS
                                                                              39
--------------------------------------------------------------------------------


INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
Balanced Fund                                                        1
Core Equity Fund                                                     2
Growth Fund                                                          3
Large Cap Value Fund                                                 4
International Equity Fund                                            5
Value Momentum Fund                                                  6
Small Cap Value Fund                                                 7
Bond Fund                                                            8
California Intermediate Tax-Free Bond Fund                           9
National Intermediate Tax-Free Bond Fund                             10

INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE LOANS (ARMSS): Loans in a                   1, 8               Prepayment
mortgage pool which provide for a fixed initial mortgage                                Market
interest rate for a specified period of time, after which the rate                      Credit
may be subject to periodic adjustments.                                                 Regulatory
---------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                1-7                Market
Shares of a company held by a U.S. bank that issues a receipt                           Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                               Foreign Investment
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities backed by company                1, 3, 8-10         Prepayment
receivables, home equity loans, truck and auto loans,                                   Market
leases, credit card receivables and other securities backed                             Credit
by other types of receivables or assets.                                                Regulatory
---------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-4, 6-8           Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market
---------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate        1, 3, 6, 8-10      Market
securities that obligate the issuer to pay the bondholder                               Credit
a specified sum of money, usually at specific intervals, and to                         Prepayment/Call
repay the principal amount of the loan at maturity.
---------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right        1-7                Management
to buy, and obligates the seller of the option to sell, a security                      Liquidity
at a specified price. A put option gives the buyer the right to                         Credit
sell, and obligates the seller of the option to buy, a security                         Market
at a specified price. The Funds will sell only covered call options.                    Leverage
---------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a               1-8                Market
stated maturity.                                                                        Credit
                                                                                        Liquidity
---------------------------------------------------------------------------------------------------------------------



PROSPECTUS
40

HIGHMARK FUNDS
--------------------------------------------------------------------------------




INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-10               Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                      1-7                Market
---------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert        1-7                Market
to common stock.                                                                        Credit
---------------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                1-4, 6, 8-10       Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an              1-10               Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., puts and calls), options                     Credit
on futures, swap agreements, and some mortgage-backed                                   Liquidity
securities.                                                                             Leverage
                                                                                        Prepayment/Call
---------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including     1, 3-8             Market
ADRs and Global Depository Receipts (GDRs), as well as                                  Political
commercial paper of foreign issuers and obligations of foreign                          Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                          Liquidity
or supranational entities. The International Equity Fund may                            Emerging Market
invest up to 15% of its net assets in companies based in                                Call
emerging markets.
---------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 5, 6               Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment
---------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the            1-10               Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The aggregate value                                Liquidity
of options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options
to no more than 10% of its assets.
---------------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment             1, 8-10            Credit
grade by the primary rating agencies (e.g., BB or lower by                              Market
Standard & Poor's and Ba or lower by Moody's). These securities                         Liquidity
are considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."
---------------------------------------------------------------------------------------------------------------------



                                                                      PROSPECTUS
                                                                              41
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold       1-10               Liquidity
within seven business days at the value the Fund has estimated                          Market
for them. Each Fund may invest up to 15% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               1-7                Market
Standard & Poor's Depository Receipts ("SPDRs") and NASDAQ-100
Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index or the NASDAQ-100 Index.
Index- based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-10               Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for which
HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each of the
Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-10               Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations; or,                          Prepayment/Call
if not rated, determined to be of comparably high quality by the Adviser.
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-             1-10               Market
denominated debt securities with remaining maturities of one                            Credit
year or less. These may include short-term U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Bonds backed by real estate              1, 8-10            Prepayment
loans and pools of loans. These include collateralized mortgage                         Market
obligations (CMOs) and real estate mortgage investment                                  Credit
conduits (REMICs).                                                                      Regulatory
---------------------------------------------------------------------------------------------------------------------




PROSPECTUS
42

HIGHMARK FUNDS
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL FORWARDS: Forward commitments to purchase tax-             9, 10              Market
exempt bonds with a specific coupon to be delivered by an                               Leverage
issuer at a future date (typically more than 45 days but less than                      Liquidity
than one year). Municipal forwards are normally used as a                               Credit
refunding mechanism for bonds that may be redeemed only on
a designated future date. Any Fund that makes use of municipal forwards will maintain liquid, high-grade securities in a
segregated account in an amount at least equal to the purchase price of the municipal forward.
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political      9, 10              Market
subdivision to obtain funds for various public purposes.                                Credit
Municipal securities include private activity bonds and                                 Political
industrial development bonds, as well as general obligation                             Tax
bonds, tax anticipation notes, bond anticipation notes, revenue                         Regulatory
anticipation notes, project notes, other short-term tax-                                Prepayment/Call
exempt obligations, municipal leases, and obligations of
municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: GENERAL-OBLIGATION
BONDS, which are secured by the taxing power of the issuer
(and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues;
tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos)
issues which are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.
---------------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             3-5, 8-10          Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various                                       Prepayment/Call
governments and government agencies.
---------------------------------------------------------------------------------------------------------------------
OPTIONS ON CURRENCIES: A Fund may buy put options and sell           5, 6               Management
covered call options on foreign currencies (traded on U.S. and                          Liquidity
foreign exchanges or over-the-counter markets). A covered call                          Credit
option means the Fund will own an equal amount of the                                   Market
underlying foreign currency. Currency options help a Fund                               Political
manage its exposure to changes in the value of the U.S. dollar                          Leverage
relative to other currencies. If a Fund sells a put option on a                         Foreign Investment
foreign currency, it will establish a Investment segregated
account with its Custodian consisting of cash, U.S.
government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to
pay if the put is exercised.
---------------------------------------------------------------------------------------------------------------------



                                                                      PROSPECTUS
                                                                              43
--------------------------------------------------------------------------------





INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------

PARTICIPATION INTERESTS: Interests in municipal securities from      1, 9, 10           Market
financial institutions such as commercial and investment                                Liquidity
banks, savings and loan associations and insurance companies.                           Credit
These interests are usually structured as some form of                                  Tax
indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends     1-7                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-10               Market
the simultaneous commitment to return the security to the                               Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-10               Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-6, 8-10          Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the              1-10               Market
Fund's total assets. In return the Fund will receive cash, other                        Leverage
securities and/or letters of credit.                                                    Liquidity
                                                                                        Credit
---------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one security or                 1-10               Management
characteristic of a security is swapped for another. An example                         Market
is when one party trades newly issued stock for existing bonds                          Credit
with another party.                                                                     Liquidity
                                                                                        Leverage
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by              9, 10              Credit
governments and political sub-divisions.                                                Liquidity
                                                                                        Market
                                                                                        Tax
---------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-4, 6-8           Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market
---------------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-6, 8-10          Market
growth receipts, and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-8                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.
---------------------------------------------------------------------------------------------------------------------


PROSPECTUS
44

HIGHMARK FUNDS
--------------------------------------------------------------------------------


INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-6, 8-10          Market
agencies and instrumentalities of the U.S. government. These                            Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.                                        Call
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded    1-10               Market
registered interest and principal securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-4, 6-10          Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.
---------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-7, 10            Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A                    1-10               Market
purchase of, or contract to purchase, securities at a fixed                             Leverage
price for delivery at a future date. The portfolio managers                             Liquidity
of each Fund expect that commitments to enter into forward                              Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar               1, 8-10            Market
denominated bonds issued by foreign corporations or                                     Credit
governments. Sovereign bonds are those issued by the                                    Call
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank. Canadian bonds are
those issued by Canadian provinces.
---------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1, 5, 6, 8-10      Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and their maturity value.
---------------------------------------------------------------------------------------------------------------------




GLOSSARY OF
INVESTMENT RISKS
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors

                                                                      PROSPECTUS
                                                                              45
--------------------------------------------------------------------------------


from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"or repaya high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
46

HIGHMARK FUNDS
--------------------------------------------------------------------------------


NOTES

                                                                      PROSPECTUS
                                                                              47
--------------------------------------------------------------------------------


NOTES

PROSPECTUS
48

HIGHMARK FUNDS
--------------------------------------------------------------------------------


NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISER (SMALL CAP VALUE FUND)
LSV ASSET MANAGEMENT
200 West Madison, Suite 2780
Chicago, IL 60606

SUB-ADVISER (GROWTH FUND)
WADDELL & REED INVESTMENT MANAGEMENT
6300 Lamar Avenue
Shawnee Mission, KS 66202

SUB-ADVISER (INTERNATIONAL EQUITY FUND)
DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES, LTD.
1 Appold Street, Broadgate
London
EC2A 2UU
United Kingdom

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

HIGHMARK
[PHOTO OF MOUNTAIN OMITTED]

[HIGHMARK LOGO OMITTED]
HIGHMARK FUNDS
445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071 www.highmarkfunds.com

                                                                 HMK-PS-003-0200
                                                                   84823-A-11/02

                                                               NOVEMBER 30, 2002

HIGHMARK
                         The smart approach to investing.

MONEY MARKET                       RETAIL SHARES
--------------------------------------------------------------------------------
                                    []  100% U.S. Treasury Money Market Fund
                                    []  California Tax-Free Money Market Fund
                                    []  Diversified Money Market Fund
                                    []  U.S. Government Money Market Fund

PROSPECTUS


[GRAPHIC OMITTED]

[LOGO OMITTED] HIGHMARK(R)
               FUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      PROSPECTUS
                                                                               1
--------------------------------------------------------------------------------


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares and the Class B Shares of the Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class S Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
100% U.S. Treasury Money Market Fund ...................  2
California Tax-Free Money Market Fund ..................  5
Diversified Money Market Fund ..........................  8
U.S. Government Money Market Fund ...................... 11

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ................................. 14
Opening an Account ..................................... 15
Buying Shares .......................................... 15
Selling Shares ......................................... 16
Exchanging Shares ...................................... 17
Transaction Policies ................................... 17
Dividends .............................................. 18
Taxes .................................................. 18
Investor Services ...................................... 19

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .................................. 19
Financial Highlights ................................... 20
Investment Practices ................................... 21
Glossary of Investment Risks ........................... 25



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


--------------------------------------------------------------------------------
[& ICON OMITTED] FUND SUMMARY

[" ICON OMITTED] INVESTMENT STRATEGY

[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[@ ICON OMITTED] PERFORMANCE INFORMATION

[? ICON OMITTED] DID YOU KNOW?

[# ICON OMITTED] FUND INFORMATION

[$ ICON OMITTED] FEES AND EXPENSES
--------------------------------------------------------------------------------

PROSPECTUS
2
HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


[& ICON OMITTED] FUND SUMMARY



INVESTMENT GOAL                  To seek current income with liquidity and
                                 stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS                 U.S. Treasury obligations
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Invests exclusively in short-term U.S.
                                 Treasury obligations
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Low
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Highly risk averse investors seeking current
                                 income from a money market fund that invests
                                 entirely in U.S. Treasury securities
--------------------------------------------------------------------------------

[" ICON OMITTED] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o The outlook for interest rates

o Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities

o Imbalances in the supply of Treasuries relative to demand

o The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                      PROSPECTUS
                                                                               3
--------------------------------------------------------------------------------
[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992  3.28%
1993  2.49%
1994  3.37%
1995  5.03%
1996  4.57%
1997  4.69%
1998  4.60%
1999  4.15%
2000  5.32%
2001  3.45%


             BEST QUARTER         WORST QUARTER
                1.39%                 0.49%
               (12/31/00)           (12/31/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.86%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.


                                                  SINCE CLASS
                       1 YEAR    5 YEARS 10 YEARS  INCEPTION
-------------------------------------------------------------
100% U.S. TREASURY
MONEY MARKET FUND
  Class A Shares        3.45%     4.44%    4.09%    4.24%*
-------------------------------------------------------------
*Since 12/1/90.



YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.
                                                                     (CONTINUED)



[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 ---------------------------------
                 Class A      431114404     HMRXX

[? ICON OMITTED] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

PROSPECTUS
4
HIGHMARK MONEYMARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CLASS A
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%


---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                     CLASS A
                                                                                                                     SHARES
Investment Advisory Fees                                                                                              0.30%
Distribution (12b-1) Fees                                                                                             0.25%
Other Expenses                                                                                                        0.50%
                                                                                                                      -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                               1.05%
Fee Waivers                                                                                                           0.25%
   NET EXPENSES+                                                                                                      0.80%
                                                                                                                      -----



*Does not include any wire transfer fees, if applicable.


+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.80% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   0.78%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
Class A Shares           $82      $309      $555    $1,260

                                                                      PROSPECTUS
                                                                               5

HIGHMARK MONEYMARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


[" ICON OMITTED] FUND SUMMARY


INVESTMENT GOAL                 To seek current income exempt from federal and
                                California state income taxes with liquidity
                                and stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS                California tax-free money market securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Attempts to invest in high-quality, short-term
                                California tax-free securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          Low
--------------------------------------------------------------------------------
INVESTOR PROFILE                California residents seeking income exempt from
                                federal and California state personal income
                                taxes
--------------------------------------------------------------------------------

[" ICON OMITTED] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o The outlook for interest rates

o Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

o Imbalances in the supply of securities relative to demand

o The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.

[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
                                                                     (CONTINUED)

PROSPECTUS
6
HIGHMARK MONEYMARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:


1992  2.38%
1993  1.81%
1994  2.23%
1995  3.14%
1996  2.78%
1997  3.01%
1998  2.63%
1999  2.38%
2000  3.02%
2001  1.90%

             BEST QUARTER         WORST QUARTER
                 0.83%                0.28%
               (6/30/95)            (12/31/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.59%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.


                                                  SINCE CLASS
                       1 YEAR    5 YEARS 10 YEARS  INCEPTION
-------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND1
  Class A Shares        1.90%     2.59%    2.53%    2.58%*
-------------------------------------------------------------


1Performance for the Class A Shares includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.
*Since 6/25/91.


YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 ---------------------------------
                 Class A      431114859     HMAXX

[? ICON OMITTED] DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

HIGH-QUALITY SECURITIES are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

                                                                      PROSPECTUS
                                                                               7
--------------------------------------------------------------------------------

[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CLASS A
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%


---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                     CLASS A
                                                                                                                     SHARES
Investment Advisory Fees                                                                                              0.30%
Distribution (12b-1) Fees                                                                                             0.25%
Other Expenses                                                                                                        0.49%
                                                                                                                      -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                               1.04%
Fee Waivers                                                                                                           0.25%
   NET EXPENSES+                                                                                                      0.79%


*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.79% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   0.67%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES           $81      $306      $550    $1,248

PROSPECTUS
8
HIGHMARK MONEYMARKET FUNDS
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------


[& ICON OMITTED] FUND SUMMARY


INVESTMENT GOAL                To seek current income with liquidity and
                               stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS               High-quality, short-term debt securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Employs top-down analysis of economic and market factors to select Fund investments
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
--------------------------------------------------------------------------------
INVESTOR PROFILE               Short-term or risk-averse investors seeking our
                               typically highest-yielding money market fund.
--------------------------------------------------------------------------------

[" ICON OMITTED] INVESTMENT STRATEGY
HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

o The outlook for interest rates

o Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities

o Current imbalances in the supply of high-quality, short-term securities relative to demand

o The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                      PROSPECTUS
                                                                               9
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992  3.51%
1993  2.78%
1994  3.59%
1995  5.31%
1996  4.79%
1997  4.96%
1998  4.90%
1999  4.52%
2000  5.81%
2001  3.66%

             BEST QUARTER         WORST QUARTER
                 1.51%                0.53%
               (9/30/00)            (12/31/01)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.97%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.

                                                  SINCE CLASS
                       1 YEAR    5 YEARS 10 YEARS  INCEPTION
-------------------------------------------------------------
DIVERSIFIED MONEY
MARKET FUND1
  Class A Shares        3.66%     4.77%    4.38%    4.44%*
-------------------------------------------------------------

1Performance for the Class A Shares includes the performance of the Stepstone Money Market Fund for the periods prior to its consolidation with the HighMark Diversified Money Market Fund on 4/25/97.

*Since 5/28/91.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.
                                                                     (CONTINUED)

[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 ---------------------------------
                 Class A      431114800     HMVXX


[? ICON OMITTED] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

PROSPECTUS
10
HIGHMARK MONEYMARKET FUNDS
DIVERSIFIED MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CLASS A
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%


---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                     CLASS A
                                                                                                                     SHARES
Investment Advisory Fees                                                                                              0.30%
Distribution (12b-1) Fees                                                                                             0.25%
Other Expenses                                                                                                        0.50%
                                                                                                                      -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                               1.05%
Fee Waivers                                                                                                           0.25%
   NET EXPENSES+                                                                                                      0.80%
                                                                                                                      -----



*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.80% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   0.78%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS A SHARES           $82      $309      $555    $1,260

                                                                      PROSPECTUS
                                                                             11

HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


[& ICON OMITTED] FUND SUMMARY


INVESTMENT GOAL               To seek current income with liquidity and
                              stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS              Short-term obligations issued or guaranteed by
                              the U.S. government and its agencies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Employs top-down analysis of economic and market factors to select Fund investments
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY        Low
--------------------------------------------------------------------------------
INVESTOR PROFILE              Short-term or risk-averse investors seeking a
                              money market fund investing primarily in U.S.
                              government obligations
--------------------------------------------------------------------------------


[" ICON OMITTED] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a MATURITY of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o The outlook for interest rates

o Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities

o Imbalances in the supply of U.S. government securities relative to demand

o The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
                                                                     (CONTINUED)

PROSPECTUS
12
HIGHMARK MONEYMARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992  3.38%
1993  2.55%
1994  3.47%
1995  5.22%
1996  4.67%
1997  4.82%
1998  4.77%
1999  4.40%
2000  5.69%
2001  3.40%

             BEST QUARTER         WORST QUARTER
                 1.47%                0.46%
               (9/30/00)            (12/31/01)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/2002 to 9/30/2002 was 0.92%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.

                                                  SINCE CLASS
                       1 YEAR    5 YEARS 10 YEARS  INCEPTION
-------------------------------------------------------------
U.S. GOVERNMENT
MONEY MARKET FUND
  Class A Shares        3.40%     4.61%    4.23%    4.37%*
-------------------------------------------------------------
  Class B Shares
  (with applicable
  Contingent Deferred
  Sales Charge)        -2.37%   3.72%(a) 3.96%(a) 4.97%**,(a)
-------------------------------------------------------------
 *Since 12/1/90.

**Since 8/10/87.


(a)Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or seven-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.


[# ICON OMITTED] FUND INFORMATION

                 CLASS        CUSIP         TICKER
                 ---------------------------------
                 Class A      431114602     HMUXX
                 Class B      431114495     HGBXX


[? ICON OMITTED] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                      PROSPECTUS
                                                                              13
--------------------------------------------------------------------------------


[$ ICON OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A      CLASS B
                                                                                                     SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                    0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              0%          5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    0%           0%

---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------

                                                                                                     CLASS A      CLASS B
                                                                                                     SHARES       SHARES
Investment Advisory Fees                                                                              0.30%        0.30%
Distribution (12b-1) Fees                                                                             0.25%        0.75%
Other Expenses                                                                                        0.50%        0.50%
                                                                                                      -----        -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                                                               1.05%        1.55%
Fee Waivers                                                                                           0.25%        0.00%
   NET EXPENSES+                                                                                      0.80%        1.55%



*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.80% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   0.78%
         Class B Shares:   1.53%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                       1 YEAR   3 YEARS   5 YEARS    10 YEARS
CLASS A SHARES          $82       $309      $555      $1,260
CLASS B SHARES
If you do not sell
your Shares             $158      $490      $845      $1,711
If you sell your
Shares at the end
of the period           $658      $790     $1,045     $1,711

PROSPECTUS
14
HIGHMARK FUNDS
--------------------------------------------------------------------------------


SHAREOWNER GUIDE -
HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.


CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Two classes of Fund Shares, Class A and Class B, are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class B Shares:

CLASS A

o No sales charge.

o Distribution and service (12b-1) fees of 0.25%.

o Offered by:
  100% U.S. Treasury Money Market Fund
  California Tax-Free Money Market Fund
  Diversified Money Market Fund
  U.S. Government Money Market Fund

CLASS B

o Only available through exchange of Class B Shares of another HighMark Fund.

o Distribution and service (12b-1) fees of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Offered by:
   U.S. Government Money Market Fund

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUNDS ALSO OFFER CLASS S AND FIDUCIARY CLASS SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CorPORATE SWEEP SERVICE. CALL US AT 1-800-433-6884 FOR MORE DETAILS.



HOW SALES CHARGES ARE CALCULATED

CLASS B SHARES: CONTINGENT DEFERRED
SALES CHARGE (CDSC)
Class B Shares are available at their net asset value per share, without an initial sales charge. (If you are considering an investment in the U.S. Government Money Market Fund, please see the important note below.*) However, if you sell your U.S. Government Money Market Fund Class B Shares within six years of when you bought the Class B Shares of the HighMark Fund you exchanged for the U.S. Government Money Market Fund, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the table below shows, the CDSC declines over time and is based either on the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends.

THE CDSCS ARE AS FOLLOWS:

IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
After 7th and 8th year        0%

YOUR CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

*If you are considering an investment in the HighMark U.S. Government Money Market Fund, please note: you may purchase Class B Shares of the HighMark U.S. Government Money Market Fund only by exchanging Class B Shares of another, non-money market HighMark Fund for them. You can make exchanges into the HighMark U.S. Government Money Market Fund without paying a contingent deferred sales charge on your Class B Shares in the previous fund, even if you held them for six years or less.


SALES CHARGE REDUCTIONS AND WAIVERS

CDSC WAIVERS: You may qualify for a CDSC waiver if:
o  you are selling Shares as part of a systematic withdrawal plan.

o  you are taking certain distributions from a retirement plan.

o  the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

                                                                      PROSPECTUS
                                                                              15
--------------------------------------------------------------------------------


FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class B Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class A                                     0.25%
Class B                                     0.75%

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.


OPENING AN ACCOUNT


1. Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   O   INITIAL PURCHASE:      $1,000 for each Fund

                              $250 for current or retired trustees of HighMark Funds and directors, officers and employees
                              (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

   O  ADDITIONAL PURCHASES:   $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.


BUYING SHARES

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

o  Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, money orders or cash will not be accepted.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

o Obtain your Fund account number by calling your financial representative or our transfer agent.

o  Instruct your bank to wire the amount of your investment to:

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o  Call our transfer agent before wiring any funds.

o  Instruct your bank to wire the amount of your investment to:
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

PROSPECTUS
16
HIGHMARK FUNDS
--------------------------------------------------------------------------------


Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------
DESIGNED FOR
o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see next page).

o  Mail the materials to our transfer agent.

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
DESIGNED FOR
o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 8:00 p.m. Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
DESIGNED FOR

o  Requests by letter to sell at least $500 (accounts of any type).

o  Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

o  Call HighMark Funds or your financial representative to request an exchange.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY CHECKWRITING
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts opened directly with the Funds (not through an investment professional).

o  Minimum amount of check is $500.

o  Maximum of five checks per month.

TO SELL SOME OR ALL OF YOUR SHARES

o  Check the appropriate box on the application.

o  Obtain a signature card by calling HighMark Funds at 1-800-433-6884.

o  Mail the completed application and signature card to the Transfer Agent.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

                                                                      PROSPECTUS
                                                                              17
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

o you changed your address of record within the last 30 days.


You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

o  Are qualified to invest in the new Fund.

o Satisfy the initial and additional investment minimums for the new Fund. o Invest in the same share class in the new Fund as you did in the previous Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A money market Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   / Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

   o  California Tax-Free Money Market Fund: Before 8:00 a.m. PT
      (11:00 a.m. ET).

   o  100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET).

PROSPECTUS
18
HIGHMARK FUNDS
--------------------------------------------------------------------------------


   o  Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

   o  U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

In addition, you must wire the money you wish to invest to the transfer agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

   o  California Tax-Free Money Market Fund: Before 8:00 a.m. PT
      (11:00 a.m. ET).

   o  100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET).

   o  Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

   o  U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

If we do not receive your request by the times listed above, we will execute your order on the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B Shares because Class B Shares have a higher distribution fee.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.


IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.


o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase the federal taxation of such benefits. In addition, some of the income you receive from the Fund may

                                                                      PROSPECTUS
                                                                              19
--------------------------------------------------------------------------------


be included in the computation of federal and state alternative minimum tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100. * AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o  Have at least $5,000 in your HighMark Fund(s) account.

o  Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).


MORE ABOUT THE HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER
HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2002, UnionBanCal Corporation and its subsidiaries had approximately $37.6 billion in consolidated assets. As of the same date, HighMark Capital Management, had over $17.5 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND %                      OF NET ASSETS

100% U.S. Treasury
Money Market Fund              0.27%

California Tax-Free
Money Market Fund              0.20%

Diversified Money
Market Fund                    0.30%

U.S Government Money
Market Fund                    0.30%

PROSPECTUS
20
HIGHMARK FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Deloitte & Touche LLP, as noted in its report dated September 13, 2002. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.


                                         Investment Activities    Distributions
                                         ---------------------  ------------------
                                                        Net
                                                     Realized
                                  Net                   and
                                 Asset              Unrealized
                                Value,      Net     Gain (Loss)     Net
                              Beginning  Investment     on       Investment  Capital
                              of Period    Income   Investments    Income     Gains
------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                            $1.00     0.017        --        (0.017)      --
2001                              1.00     0.047        --        (0.047)      --
2000                              1.00     0.047        --        (0.047)      --
1999                              1.00     0.041        --        (0.041)      --
1998                              1.00     0.047        --        (0.047)      --
------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                            $1.00     0.010        --        (0.010)      --
2001                              1.00     0.027        --        (0.027)      --
2000                              1.00     0.027        --        (0.027)      --
1999                              1.00     0.023        --        (0.023)      --
1998                              1.00     0.028        --        (0.028)      --
------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                            $1.00     0.018        --        (0.018)      --
2001                              1.00     0.051        --        (0.051)      --
2000                              1.00     0.051        --        (0.051)      --
1999                              1.00     0.044        --        (0.044)      --
1998                              1.00     0.049        --        (0.049)      --
------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                            $1.00     0.017        --        (0.017)      --
2001                              1.00     0.049        --        (0.049)      --
2000                              1.00     0.050        --        (0.050)      --
1999                              1.00     0.043        --        (0.043)      --
1998                              1.00     0.048        --        (0.048)      --
CLASS B SHARES
For the periods ended July 31,:
2002+                            $1.00     0.009        --        (0.009)      --
2001                              1.00     0.041        --        (0.041)      --
2000                              1.00     0.043        --        (0.043)      --
1999                              1.00     0.036        --        (0.036)      --
1998 (1)                          1.00     0.021        --        (0.021)      --
------------------------------------------------------------------------------------








                                                                                                      Ratio of
                                                                               Ratio      Ratio of  Net Investment
                                  Net                  Net                  of Expenses     Net       Income to
                                  Asset              Assets,      Ratio      to Average  Investment    Average
                                  Value,               End      of Expenses  Net Assets    Income     Net Assets
                                   End      Total    of Period  to Average   Excluding   to Average    Excluding
                                of Period  Return**   (000)     Net Assets  Fee Waivers  Net Assets   Fee Waivers
-------------------------------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                             $1.00      1.67%   $226,456     0.74%       1.05%        1.69%         1.38%
2001                               1.00      4.83     252,535     0.72        1.04         4.70          4.38
2000                               1.00      4.79     275,433     0.72        1.04         4.49          4.17
1999                               1.00      4.17     976,971     0.72        1.04         4.07          3.75
1998                               1.00      4.75     727,087     0.71        1.03         4.65          4.33
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                             $1.00      1.02%   $244,693     0.67%       1.04%        1.01%         0.64%
2001                               1.00      2.70     257,735     0.67        1.05         2.65          2.27
2000                               1.00      2.74     206,252     0.65        1.04         2.61          2.22
1999                               1.00      2.34     372,701     0.58        1.04         2.30          1.84
1998                               1.00      2.89     305,260     0.56        1.03         2.84          2.37
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                             $1.00      1.83%   $724,983     0.77%       1.05%        1.85%         1.57%
2001                               1.00      5.19     863,773     0.77        1.05         4.98          4.70
2000                               1.00      5.24     626,011     0.77        1.04         4.92          4.65
1999                               1.00      4.52   1,641,799     0.77        1.04         4.42          4.15
1998                               1.00      5.01   1,124,280     0.75        1.02         4.90          4.63
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
For the periods ended July 31,:
2002+                             $1.00      1.67%   $ 43,701     0.77%       1.05%        1.68%         1.40%
2001                               1.00      4.97      47,058     0.77        1.05         4.79          4.51
2000                               1.00      5.12      48,138     0.77        1.04         4.74          4.47
1999                               1.00      4.39     170,974     0.77        1.04         4.28          4.01
1998                               1.00      4.90     122,074     0.76        1.04         4.80          4.52
CLASS B SHARES
For the periods ended July 31,:
2002+                             $1.00      0.92%    $ 2,020     1.52%       1.55%        0.84%         0.81%
2001                               1.00      4.20         963     1.52        1.55         3.72          3.69
2000                               1.00      4.34         391     1.52        1.54         4.31          4.29
1999                               1.00      3.62         218     1.52        1.54         3.46          3.44
1998 (1)                           1.00      4.25*         --     1.26*       1.54*        4.30*         4.02*
-------------------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *  Annualized.
** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
+   Per share amounts calculated using average shares method.
(1) Commenced operations on February 2, 1998.

                                                                      PROSPECTUS
                                                                              21
--------------------------------------------------------------------------------


INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
100% U.S. Treasury Money Market Fund                                 1
California Tax-Free Money Market Fund                                2
Diversified Money Market Fund                                        3
U.S. Government Money Market Fund                                    4


INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities backed by receivables,           2, 3               Prepayment
home equity loans, truck and auto loans, leases, credit                                 Market
card receivables and other securities backed by                                         Credit
other types of receivables or assets.                                                   Regulatory
---------------------------------------------------------------------------------------------------------------------------

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               2, 3               Credit
drawn on and accepted by a commercial bank. They                                        Liquidity
generally have maturities of six months or less.                                        Market
---------------------------------------------------------------------------------------------------------------------------

BONDS: Interest-bearing or discounted government                     2-4                Market
or corporate securities that obligate the issuer to                                     Political
pay the bondholder a specified sum of money,                                            Liquidity
usually at specific intervals, and to repay the                                         Foreign Investment
principal amount of the loan at maturity.                                               Prepayment
---------------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT: Negotiable instruments                      2, 3               Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity
---------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER: Secured and unsecured short-term                   2-4                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Maturities generally vary from a few days to nine months.                               Market
---------------------------------------------------------------------------------------------------------------------------

DEMAND NOTES: Securities that are subject to puts and                2-4                Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------------------

DERIVATIVES: Instruments whose value is derived from                 2-4                Management
an underlying contract, index or security, or any                                       Market
combination thereof, including futures, options                                         Credit
(e.g., put and calls), options on futures, swap                                         Liquidity
agreements, and some mortgage-backed securities.                                        Leverage
                                                                                        Prepayment
---------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES: Commercial paper of foreign                      3                  Market
issuers and obligations of foreign banks, overseas                                      Political
branches of U.S. banks and supranational entities.                                      Liquidity
                                                                                        Foreign Investment
---------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-4                Liquidity
sold within seven business days at the value the Fund
has estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------------

PROSPECTUS
22
HIGHMARK FUNDS
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES: Shares of registered                  2-4                Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each Fund may invest up to 5% of its assets in the Shares of any one registered investment company that has an investment objective similar to the Fund's. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment
company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the
management fees the Fund pays its own adviser.

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or better          2, 3               Market
by S & P; Baa or better by Moody's; similarly rated by other                            Credit
nationally recognized rating organizations; or, if not rated,                           Prepayment
determined to be of comparably high quality by the Adviser.
---------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Securities backed by real                2, 3               Prepayment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory
---------------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES: Securities issued by a state or                2                  Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other                                 Prepayment
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing
power of the issuer (and, in California, have the approval of voters)
and REVENUE BONDS, which take many shapes and forms but are
generally backed by revenue from a specific project or tax.
These include, but are not limited, to certificates of
participation (COPs); utility and sales tax revenues; tax
increment or tax allocations; housing and special tax,
including assessment district and community facilities district
(Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds
that are secured by a private company.
---------------------------------------------------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                              23
--------------------------------------------------------------------------------

INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in municipal securities           2                  Market
from financial institutions such as commercial and                                      Liquidity
investment banks, savings and loan associations and insurance                           Credit
companies. These interests are usually structured as some                               Tax
form of indirect ownership that allows the Fund to treat
the income from the investment as exempt from federal
income tax. The Fund invests in these interests to obtain
credit enhancement on demand features that would be
available through direct ownership of the underlying
municipal securities.
---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The purchase of a security                    2-4                Market
and the simultaneous commitment to return the security                                  Leverage
to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENT: The sale of a security                 2-4                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------------

RESTRICTED SECURITIES: Securities not registered under the           1-4                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------------

SECURITIES LENDING: The lending of up to 33 1/3% of the              2-4                Market
Fund's total assets. In return the Fund receives                                        Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit
---------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        2, 3               Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax
---------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS: Non-negotiable receipts issued by a                   2, 3               Liquidity
bank in exchange for a deposit of money.                                                Credit
                                                                                        Market
---------------------------------------------------------------------------------------------------------------------------

TREASURY RECEIPTS: Treasury receipts, Treasury investment            3, 4               Market
growth receipts, and certificates of accrual of
Treasury securities.
---------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 2-4                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
---------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-4                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------------

PROSPECTUS
24
HIGHMARK FUNDS
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured                       2-4                Credit
demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer,
they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
principal and accrued interest at specified intervals.
---------------------------------------------------------------------------------------------------------------------------

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             2-4                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.
---------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-4                Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers of                          Liquidity
each Fund expect that commitments to enter into forward                                 Credit
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                   3                  Market
denominated bonds issued by foreign corporations                                        Credit
or governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.
---------------------------------------------------------------------------------------------------------------------------

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-4                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.
---------------------------------------------------------------------------------------------------------------------------


                                                                      PROSPECTUS
                                                                              25
--------------------------------------------------------------------------------

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.


LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
26
HIGHMARK FUNDS
--------------------------------------------------------------------------------


NOTES

                                                                      PROSPECTUS
                                                                              27
--------------------------------------------------------------------------------


NOTES

PROSPECTUS
28
HIGHMARK FUNDS
--------------------------------------------------------------------------------


NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL:       write to us at
               SEI Investments Distribution Co.
               1 Freedom Valley Drive
               Oaks, PA 19456

BY INTERNET:   www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

HIGHMARK
[GRAPHIC OMITTED]

[LOGO OMITTED] HIGHMARK
               FUNDS

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM
                                                                 HMK-PS-002-0200
                                                                   84822-B-11/02

                                                               NOVEMBER 30, 2002

HIGHMARK
                             THE SMART APPROACH TO INVESTING.

MONEY MARKET                       FIDUCIARY SHARES
--------------------------------------------------------------------------------
                                    [] 100% U.S. Treasury Money Market Fund
                                    [] California Tax-Free Money Market Fund
                                    [] Diversified Money Market Fund
                                    [] U.S. Government Money Market Fund

PROSPECTUS

[GRAPHIC OMITTED]

[LOGO OMITTED] HIGHMARK(R)
               FUNDS


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      PROSPECTUS

                                                                               1
--------------------------------------------------------------------------------
HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Class A Shares and Class S Shares, which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers a class of Shares called Class B Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
100% U.S. Treasury Money Market Fund ...................  2
California Tax-Free Money Market Fund ..................  5
Diversified Money Market Fund ..........................  8
U.S. Government Money Market Fund ...................... 11

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ................................. 14
Opening an Account ..................................... 14
Buying Shares .......................................... 15
Selling Shares ......................................... 15
Exchanging Shares ...................................... 15
Transaction Policies ................................... 15
Dividends .............................................. 16
Taxes .................................................. 16
Investor Services ...................................... 17

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .................................. 17
Financial Highlights ................................... 18
Investment Practices ................................... 19
Glossary of Investment Risks ........................... 22



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE
SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


--------------------------------------------------------------------------------
[& ICON OMITTED]        FUND SUMMARY

[" ICON OMITTED]        INVESTMENT STRATEGY

[! ICON OMITTED]        WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[@ ICON OMITTED]        PERFORMANCE INFORMATION

[? ICON OMITTED]        DID YOU KNOW?

[# ICON OMITTED]        FUND INFORMATION

[$ ICON OMITTED]        FEES AND EXPENSES
--------------------------------------------------------------------------------

PROSPECTUS
2
HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

           INVESTMENT GOAL               To seek current income with liquidity
                                         and stability of principal
--------------------------------------------------------------------------------
           INVESTMENT FOCUS              U.S. Treasury obligations
--------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY Invests exclusively in short-term U.S.
                                         Treasury obligations
--------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY        Low
--------------------------------------------------------------------------------
           INVESTOR PROFILE              Highly risk averse investors seeking
                                         current income from a money market fund
                                         that invests entirely in U.S. Treasury
                                         securities
--------------------------------------------------------------------------------


[" ICON OMITTED] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o The outlook for interest rates

o Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities

o Imbalances in the supply of Treasuries relative to demand

o The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.

[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                      PROSPECTUS

                                                                               3
--------------------------------------------------------------------------------
[@ ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992    3.28%
1993    2.49%
1994    3.37%
1995    5.03%
1996    4.57%
1997    4.87%
1998    4.86%
1999    4.41%
2000    5.58%
2001    3.71%

             BEST QUARTER         WORST QUARTER
                 1.46%                0.55%
              (12/31/00)           (12/31/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 1.05%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.
                                                     SINCE CLASS
                           1 YEAR  5 YEARS 10 YEARS   INCEPTION
--------------------------------------------------------------------------------
100% U.S. Treasury
Money Market Fund
  Fiduciary Shares          3.71%   4.68%   4.21%      5.12%*
--------------------------------------------------------------------------------
*Since 8/10/87.


YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[# ICON OMITTED] FUND INFORMATION

CLASS        CUSIP         TICKER
---------------------------------

Fiduciary    431114503     HMTXX

[? ICON OMITTED] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

PROSPECTUS
4
HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                       FIDUCIARY
                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
offering price)                                                           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
value)                                                                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*       0%


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
                                                                       FIDUCIARY
                                                                        SHARES
Investment Advisory Fees                                                 0.30%
Distribution (12b-1) Fees                                                0.00%

Other Expenses                                                           0.50%
                                                                         -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.80%
Fee Waivers                                                              0.25%
   NET EXPENSES+                                                         0.55%


*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.55% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:     0.53%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $56      $230      $420       $967

                                                                      PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND                                          5
--------------------------------------------------------------------------------

[& ICON OMITTED] FUND SUMMARY

            INVESTMENT GOAL               To seek current income exempt from federal and
                                          California state income taxes with liquidity and stability of principal
---------------------------------------------------------------------------------------------------------------------------
           INVESTMENT FOCUS               California tax-free money market securities
---------------------------------------------------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY  Attempts to invest in high-quality, short-term California tax-free securities
---------------------------------------------------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY         Low
---------------------------------------------------------------------------------------------------------------------------
           INVESTOR PROFILE               California residents seeking income exempt from federal and California state personal income taxes
---------------------------------------------------------------------------------------------------------------------------

[" ICON OMITTED] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o The outlook for interest rates

o Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

o Imbalances in the supply of securities relative to demand

o The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.

[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

PROSPECTUS
6
HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ ICON OMITTED]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992    2.72%
1993    2.15%
1994    2.57%
1995    3.48%
1996    3.12%
1997    3.29%
1998    2.89%
1999    2.64%
2000    3.27%
2001    2.15%


             BEST QUARTER         WORST QUARTER
                 0.91%                0.34%
               (6/30/95)           (12/31/01)
*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2002 WAS 0.78%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.

                                                       SINCE CLASS
                            1 YEAR  5 YEARS  10 YEARS  INCEPTION
------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND1
  Fiduciary Shares           2.15%   2.85%    2.83%       2.89%*
------------------------------------------------------------------

1Performance for the Fiduciary Shares includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

*Since 6/10/91.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.



[# ICON OMITTED] FUND INFORMATION

           CLASS        CUSIP         TICKER
--------------------------------------------
           Fiduciary    431114842     HMCXX


[? ICON OMITTED] DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

HIGH-QUALITY SECURITIES are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

                                                                      PROSPECTUS

                                                                               7
--------------------------------------------------------------------------------
[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%

---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution (12b-1) Fees                                                                   0.00%

Other Expenses                                                                              0.49%
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.79%
Fee Waivers                                                                                 0.25%
   NET EXPENSES+                                                                            0.54%



*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.54% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:    0.42%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.


Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $55      $227      $414       $955

PROSPECTUS
8
HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------


[# ICON OMITTED] FUND SUMMARY

           INVESTMENT GOAL                To seek current income with liquidity and stability of principal
---------------------------------------------------------------------------------------------------------------------------
           INVESTMENT FOCUS               High-quality, short-term debt securities
---------------------------------------------------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY  Employs top-down analysis of economic and market factors to select Fund investments
---------------------------------------------------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY         Low
---------------------------------------------------------------------------------------------------------------------------
           INVESTOR PROFILE               Short-term or risk-averse investors seeking
                                          our typically highest-yielding money market fund.
---------------------------------------------------------------------------------------------------------------------------

[" ICON OMITTED] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in non-rated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

o The outlook for interest rates

o Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities

o Current imbalances in the supply of high-quality, short-term securities relative to demand

o The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                      PROSPECTUS

                                                                               9
--------------------------------------------------------------------------------




[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992    3.47%
1993    3.00%
1994    3.79%
1995    5.56%
1996    5.05%
1997    5.21%
1998    5.15%
1999    4.78%
2000    6.08%
2001    3.92%

             BEST QUARTER         WORST QUARTER
                1.57%                 0.59%
              (9/30/00)            (12/31/01)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 1.16%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.


                                                      SINCE CLASS
                           1 YEAR   5 YEARS 10 YEARS   INCEPTION
-----------------------------------------------------------------
DIVERSIFIED MONEY
MARKET FUND(1)
  Fiduciary Shares          3.92%    5.03%   4.63%     4.74%*
-----------------------------------------------------------------


1 Performance for the Fiduciary Shares includes the performance of the Stepstone Money Market Fund for the periods prior to its consolidation with the HighMark Diversified Money Market Fund on 4/25/97.

*Since 2/1/91.


YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[# ICON OMITTED] FUND INFORMATION

           CLASS        CUSIP         TICKER
--------------------------------------------

           Fiduciary    431114883     HMDXX


[? ICON OMITTED] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

PROSPECTUS
10
HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%


---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution (12b-1) Fees                                                                   0.00%

Other Expenses                                                                              0.50%
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.80%
Fee Waivers                                                                                 0.25%
   NET EXPENSES+                                                                            0.55%


*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.55% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:     0.53%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $56      $230     $420       $967

                                                                      PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND                                             11
--------------------------------------------------------------------------------

[# ICON OMITTED] FUND SUMMARY

           INVESTMENT GOAL                To seek current income with liquidity and stability of principal
---------------------------------------------------------------------------------------------------------------------------
           INVESTMENT FOCUS               Short-term obligations issued or guaranteed by the U.S. government and its agencies
---------------------------------------------------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY  Employs top-down analysis of economic and market factors to select Fund investments
---------------------------------------------------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY         Low
---------------------------------------------------------------------------------------------------------------------------
           INVESTOR PROFILE               Short-term or risk-averse investors seeking a money market fund investing primarily in U.S. government obligations
---------------------------------------------------------------------------------------------------------------------------


[" ICON OMITTED] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a MATURITY of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o The outlook for interest rates

o Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities

o Imbalances in the supply of U.S. government securities relative to demand

o The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.


[! ICON OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

PROSPECTUS
12
HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

[@ ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1992    3.38%
1993    2.55%
1994    3.47%
1995    5.23%
1996    4.69%
1997    5.00%
1998    5.02%
1999    4.66%
2000    5.95%
2001    3.66%

             BEST QUARTER         WORST QUARTER
                1.54%                 0.52%
               (9/30/00)           (12/31/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 1.11%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.

                                                  SINCE CLASS
                        1 YEAR  5 YEARS 10 YEARS   INCEPTION
-------------------------------------------------------------
U.S. GOVERNMENT
MONEY MARKET FUND
  Fiduciary Shares       3.66%   4.86%   4.36%      5.25%*
-------------------------------------------------------------

*Since 8/10/87.


YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or seven-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.


[# ICON OMITTED] FUND INFORMATION

           CLASS        CUSIP         TICKER
--------------------------------------------
           Fiduciary    431114701     HMGXX

[? ICON OMITTED] DID YOU KNOW?

           A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                      PROSPECTUS

                                                                              13
--------------------------------------------------------------------------------
[$ ICON OMITTED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%
---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution (12b-1) Fees                                                                   0.00%

Other Expenses                                                                              0.50%
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.80%
Fee Waivers                                                                                 0.25%
   NET EXPENSES+                                                                            0.55%


*Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 0.55% for the period beginning November 30, 2002 and ending on November 29, 2003. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:      0.53%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES         $56      $230      $420     $967

PROSPECTUS
14
HIGHMARK FUNDS
--------------------------------------------------------------------------------

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares:

FIDUCIARY SHARES

o No sales charge.

o No Distribution (12b-1) fees.

o Available only to the following investors and accounts:

  o Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

  o Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed-Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

  o Investors who currently own Shares of a HighMark Equity or Fixed-Income Fund that they purchased prior to June 20, 1994, within an account registered in their name with the Funds;

  o Current or retired trustees of HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors, or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

  o Registered investment advisers who are regulated by a federal or state governmental authority or financial planners who are buying Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

  o Retirement and other benefit plans sponsored by governmental entities; and

  o Financial institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

FOR THE ACTUAL PAST EXPENSES OF THE FIDUCIARY SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A AND CLASS B SHARES (COLLECTIVELY "RETAIL SHARES") AND CLASS S SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CORPORATE SWEEP PRODUCT. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

OPENING AN ACCOUNT

1. Read this prospectus carefully.
2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   o  INITIAL PURCHASE:       $1,000 for each Fund

                              $250 for current or retired trustees of HighMark Funds and directors, officers and employees
                              (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

   o  ADDITIONAL PURCHASES:   $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                                                      PROSPECTUS

--------------------------------------------------------------------------------
BUYING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

SELLING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
o Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

o Call us or contact your financial representative to request an exchange.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

RECEIVING YOUR MONEY. Normally we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.


EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:


o Are qualified to invest in the new Fund.

o Satisfy the initial and additional investment minimums for the new Fund.

o Invest in the same share class in the new Fund as you did in the previous
  Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   [DIVIDE] Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order. When you sell Shares, you receive proceeds based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money
Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to

PROSPECTUS
16
HIGHMARK FUNDS
--------------------------------------------------------------------------------

cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

  o California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET)

  o 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET)

  o Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

  o U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

In addition, you must wire the money you wish to invest to our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

  o California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET)

  o 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET)

  o Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

  o U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.


TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS
We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

                                                                      PROSPECTUS

                                                                              17
--------------------------------------------------------------------------------

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase the federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to invest regularly in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a lower, $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o Have at least $5,000 in your HighMark Fund(s) account.

o Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and/or frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT THE
HIGHMARK FUNDS

INVESTMENT MANAGEMENT


INVESTMENT ADVISER
HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2002, UnionBanCal Corporation and its subsidiaries had approximately $37.6 billion in consolidated assets. As of the same date, HighMark Capital Management had over $17.5 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                              % OF NET ASSETS
100% U.S. Treasury
  Money Market Fund                    0.27%
California Tax-Free
  Money Market Fund                    0.20%
Diversified Money
  Market Fund                          0.30%
U.S Government
  Money Market Fund                    0.30%

PROSPECTUS
18
HIGHMARK FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Deloitte & Touche LLP, as noted in its report dated September 13, 2002. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

                                         Investment Activities    Distributions
                                         ---------------------  ------------------
                                                        Net
                                                     Realized
                                  Net                   and
                                 Asset              Unrealized
                                Value,      Net     Gain (Loss)     Net
                              Beginning  Investment     on       Investment  Capital
                               of Period   Income   Investments    Income     Gains
-------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     0.019        --        (0.019)      --
2001                              1.00     0.050        --        (0.050)      --
2000                              1.00     0.049        --        (0.049)      --
1999                              1.00     0.043        --        (0.043)      --
1998                              1.00     0.049        --        (0.049)      --
-------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     0.013        --        (0.013)      --
2001                              1.00     0.029        --        (0.029)      --
2000                              1.00     0.030        --        (0.030)      --
1999                              1.00     0.026        --        (0.026)      --
1998                              1.00     0.031        --        (0.031)      --
-------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     0.021        --        (0.021)      --
2001                              1.00     0.053        --        (0.053)      --
2000                              1.00     0.054        --        (0.054)      --
1999                              1.00     0.047        --        (0.047)      --
1998                              1.00     0.051        --        (0.051)      --
-------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     0.019        --        (0.019)      --
2001                              1.00     0.051        --        (0.051)      --
2000                              1.00     0.053        --        (0.053)      --
1999                              1.00     0.046        --        (0.046)      --
1998                              1.00     0.050        --        (0.050)      --



                                                                                                     Ratio of
                                                                              Ratio      Ratio of  Net Investment
                                  Net                 Net                  of Expenses     Net       Income to
                                 Asset              Assets,      Ratio      to Average  Investment    Average
                                 Value,               End      of Expenses  Net Assets    Income     Net Assets
                                  End      Total    of Period  to Average   Excluding   to Average    Excluding
                               of Period  Return**   (000)     Net Assets  Fee Waivers  Net Assets   Fee Waivers
-----------------------------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKE
-----------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     1.92%  $  485,283     0.49%        0.80%        1.89%       1.58%
2001                              1.00     5.09      366,161     0.47         0.79         4.94        4.62
2000                              1.00     5.05      380,496     0.47         0.79         4.95        4.63
1999                              1.00     4.43      263,561     0.47         0.79         4.35        4.03
1998                              1.00     5.02      227,733     0.46         0.78         4.91        4.59
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARK
-----------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     1.27%  $  275,530     0.42%        0.79%        1.28%       0.91%
2001                              1.00     2.95      313,573     0.42         0.80         2.89        2.51
2000                              1.00     3.00      269,121     0.40         0.79         2.96        2.57
1999                              1.00     2.59      235,687     0.33         0.79         2.55        2.09
1998                              1.00     3.14      241,487     0.31         0.78         3.07        2.60
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     2.08%  $2,135,421     0.52%        0.80%        2.07%       1.79%
2001                              1.00     5.45    2,058,393     0.52         0.80         5.26        4.98
2000                              1.00     5.51    1,728,388     0.52         0.79         5.39        5.12
1999                              1.00     4.78    1,324,659     0.52         0.79         4.68        4.41
1998                              1.00     5.27    1,180,141     0.50         0.77         5.15        4.88
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
FIDUCIARY SHARES
For the periods ended July 31,:
2002+                            $1.00     1.93%  $  575,014     0.52%        0.80%        1.89%       1.61%
2001                              1.00     5.24      403,244     0.52         0.80         4.99        4.71
2000                              1.00     5.38      329,922     0.52         0.79         5.22        4.95
1999                              1.00     4.64      351,140     0.52         0.79         4.52        4.25
1998                              1.00     5.16      283,096     0.51         0.79         5.05        4.77

--------------------------------------------------------------------------------
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
 * Annualized.
** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
 + Per share amounts calculated using average shares method.

                                                                      PROSPECTUS

                                                                              19
--------------------------------------------------------------------------------

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
100% U.S. Treasury Money Market Fund                                 1
California Tax-Free Money Market Fund                                2
Diversified Money Market Fund                                        3
U.S. Government Money Market Fund                                    4


INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities backed by receivables,           2, 3               Prepayment
home equity loans, truck and auto loans, leases, credit                                 Market
card receivables and other securities backed by                                         Credit
other types of receivables or assets.                                                   Regulatory

---------------------------------------------------------------------------------------------------------------------------

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               2, 3               Credit
drawn on and accepted by a commercial bank. They                                        Liquidity
generally have maturities of six months or less.                                        Market
---------------------------------------------------------------------------------------------------------------------------

BONDS: Interest-bearing or discounted government or                  2-4                Market
corporate securities that obligate the issuer to pay the                                Political
bondholder a specified sum of money, usually at specific                                Liquidity
intervals, and to repay the principal amount of the loan                                Foreign Investment
at maturity.                                                                            Prepayment

---------------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT: Negotiable instruments with a               2, 3               Market
stated maturity.                                                                        Credit
                                                                                        Liquidity
---------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER: Secured and unsecured short-term                   2-4                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Maturities generally vary from a few days to nine months.                               Market
---------------------------------------------------------------------------------------------------------------------------


DEMAND FEATURES: Securities that are subject to puts and             2-4                Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.

---------------------------------------------------------------------------------------------------------------------------

DERIVATIVES: Instruments whose value is derived from an              2-4                Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., put and calls),                              Credit
options on futures, swap agreements, and some                                           Liquidity
mortgage-backed securities.                                                             Leverage
                                                                                        Prepayment

---------------------------------------------------------------------------------------------------------------------------


FOREIGN SECURITIES: Commercial paper of foreign issuers              3                  Market
and obligations of foreign banks, overseas branches of                                  Political
U.S. banks and supranational entities.                                                  Liquidity
                                                                                        Foreign Investment
---------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-4                Liquidity
sold within seven business days at the value the Fund has
estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------------

PROSPECTUS
20
HIGHMARK FUNDS
--------------------------------------------------------------------------------


INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT COMPANY SECURITIES: Shares of registered investment       2-4                Market
companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each Fund may invest up to 5% of its assets in the Shares of any one registered investment company that has an investment objective similar to the Fund's.
A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies.
As a shareholder of an investment company, a Fund will
indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own adviser.

---------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES: Securities rated BBB or better          2, 3               Market
by S&P, Baa or better by Moody's; similarly rated by other                              Credit
nationally recognized rating organizations; or, if not rated,                           Prepayment
determined to be of comparably high quality by the Adviser.
---------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Securities backed by real estate         2, 3               Prepayment
loans and pools of loans. These include collateralized mortgage                         Market
obligations (CMOs) and real estate mortgage investment                                  Credit
conduits (REMICs).                                                                      Regulatory

---------------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES: Securities issued by a state or political      2                  Market
subdivision to obtain funds for various public purposes.                                Credit
Municipal securities include private activity bonds and industrial                      Political
development bonds, as well as general obligation bonds, tax                             Tax
anticipation notes, bond anticipation notes, revenue anticipation                       Regulatory
notes, project notes, other short-term tax-exempt obligations,                          Prepayment
municipal leases, and obligations of municipal housing
authorities (single family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters)
and REVENUE BONDS, which take many shapes and forms but are
generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment
district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital
revenue; and industrial development bonds that are secured by a private company.
---------------------------------------------------------------------------------------------------------------------------

                                                                      PROSPECTUS

                                                                              21
--------------------------------------------------------------------------------


INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------

PARTICIPATION INTERESTS: Interests in municipal securities from      2                  Market
financial institutions such as commercial and investment banks,                         Liquidity
savings and loan associations and insurance companies. These                            Credit
interests are usually structured as some form of indirect                               Tax
ownership that allows the Fund to treat the income from the
investment as exempt from federal income tax. The Fund invests in these interests to obtain credit enhancement on demand
features that would be available through direct ownership
of the underlying municipal securities.
---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The purchase of a security and the            2-4                Market
simultaneous commitment to return the security to the seller                            Leverage
at an agreed upon price on an agreed upon date. This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENT: The sale of a security and             2-4                Market
the simultaneous commitment to buy the security back at an                              Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------------

RESTRICTED SECURITIES: Securities not registered under the           1-4                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------------

SECURITIES LENDING: The lending of up to 33 1/3% of the              2-4                Market
Fund's total assets. In return the Fund receives cash, other                            Leverage
securities and/or letters of credit.                                                    Liquidity
                                                                                        Credit
---------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued                 2, 3               Credit
by governments and political sub-divisions.                                             Liquidity
                                                                                        Market
                                                                                        Tax
---------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS: Non-negotiable receipts issued by a bank in           2, 3               Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market
---------------------------------------------------------------------------------------------------------------------------

TREASURY RECEIPTS: Treasury receipts, Treasury investment            3, 4               Market
growth receipts, and certificates of accrual of
Treasury securities.
---------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 2-4                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
---------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately           1-4                Market
traded registered interest and principal securities, and
coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------------

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand                2-4                Credit
notes that permit the indebtedness to vary and provide for
periodic adjustments in the interest rate according to the
terms of the instrument. Because master demand notes are
direct lending arrangements between HighMark Funds and
the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand
payment of principal and accrued interest at specified intervals.
---------------------------------------------------------------------------------------------------------------------------

PROSPECTUS
22
HIGHMARK FUNDS
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             2-4                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.
---------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-4                Market
A purchase of, or contract to purchase, securities at a                                 Leverage
fixed price for delivery at a future date. The portfolio                                Liquidity
managers of each Fund expect that commitments to enter                                  Credit
into forward commitments or purchase when-issued
securities will not exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                   3                  Market
denominated bonds issued by foreign corporations                                        Credit
or governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.
---------------------------------------------------------------------------------------------------------------------------

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-4                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and their maturity value.
---------------------------------------------------------------------------------------------------------------------------



GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

                                                                      PROSPECTUS

                                                                              23
--------------------------------------------------------------------------------

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

PROSPECTUS
24
HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

HIGHMARK
[GRAPHIC OMITTED]

[LOGO OMITTED] HIGHMARK(R)
               FUNDS

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM
                                                                 HMK-PS-001-0200
                                                                   84822-A-11/02

                                                               NOVEMBER 30, 2002


HIGHMARK
     The smart approach to investing.

MONEY MARKET                            CLASS S SHARES
--------------------------------------------------------------------------------
                                       [ ] 100% U.S. Treasury Money Market Fund
                                       [ ] California Tax-Free Money Market Fund
                                       [ ] Diversified Money Market Fund
                                       [ ] U.S. Government Money Market Fund


PROSPECTUS
[PHOTO OF MOUNTAINS OMITTED]

[HIGHMARK LOGO OMITTED]
HIGHMARK FUNDS

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                             PROSPECTUS     1
--------------------------------------------------------------------------------


HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class S Shares of HighMark's Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class A Shares which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers a class of Shares called Class B Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
100% U.S. Treasury Money Market Fund ..................   2
California Tax-Free Money Market Fund .................   5
Diversified Money Market Fund .........................   8
U.S. Government Money Market Fund .....................  11

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ................................  14
Buying and Selling Shares .............................  14
Fees for Distribution of Shares .......................  14
Transaction Policies ..................................  14
Dividends .............................................  15
Taxes .................................................  15


MORE ABOUT THE HIGHMARK FUNDS
Investment Management .................................  16
Financial Highlights ..................................  17
Investment Practices ..................................  18
Glossary of Investment Risks ..........................  21

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS


INTRODUCTION
Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


--------------------------------------------------------------------------------
[& ICON OMITTED] FUND SUMMARY

[" ICON OMITTED] INVESTMENT STRATEGY

[! ICON OMITTED] WHAT ARE THE MAIN
                  RISKS OF INVESTING
                  IN THIS FUND?

[@ ICON OMITTED] PERFORMANCE INFORMATION

[? ICON OMITTED] DID YOU KNOW?

[# ICON OMITTED] FUND INFORMATION

[$ ICON OMITTED] FEES AND EXPENSES
--------------------------------------------------------------------------------

2        PROSPECTUS

HIGHMARK MONEY MARKET FUNDS

 100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[& GRAPHIC OMITTED]
FUND SUMMARY

INVESTMENT GOAL                To seek current income with liquidity and
                               stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS               U.S. Treasury obligations
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Invests exclusively in short-term U.S. Treasury obligations
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
--------------------------------------------------------------------------------
INVESTOR PROFILE               Highly risk averse investors seeking current
                               income from a money market fund that invests
                               entirely in U.S. Treasury securities
--------------------------------------------------------------------------------




[" GRAPHIC OMITTED]
INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o  The outlook for interest rates

o Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities

o  Imbalances in the supply of Treasuries relative to demand

o  The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[! GRAPHIC OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                PROSPECTUS   3


[@ GRAPHIC OMITTED]
PERFORMANCE
INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.1, (A)

[BAR CHART OMITTED]

1992     3.28%
1993     2.49%
1994     3.37%
1995     5.03%
1996     4.57%
1997     4.87%
1998     4.86%
1999     4.26%
2000     5.00%
2001     3.14%

             BEST QUARTER         WORST QUARTER
                 1.32%                0.41%
               (12/31/00)           (12/31/01)

1THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.63%

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.
                                                    SINCE CLASS
                         1 YEAR     5 YEARS  10 YEARS INCEPTION*
--------------------------------------------------------------------------------
100% U.S. TREASURY
MONEY MARKET FUND
  Class S Shares          3.14%     4.42%(a)  4.08%(a) 5.03%(a)
--------------------------------------------------------------------------------
*Since 8/10/87.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.



YIELD
The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[# GRAPHIC OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -------------------------------------
           Class S      431112606     HUSXX
--------------------------------------------------------------------------------



[? GRAPHIC OMITTED]
DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

4        PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ GRAPHIC OMITTED]
FEES AND EXPENSES
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------
                                                                                         CLASS S
                                                                                         SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                         0%

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
                                                                                         CLASS S
                                                                                         SHARES
Investment Advisory Fees                                                                 0.30%
Distribution (12b-1) Fees                                                                0.55%
Other Expenses                                                                           0.24%
                                                                                         -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.09%*

*The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class S Shares:   1.07%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS  10 YEARS
CLASS S SHARES          $111      $347      $601     $1,329

5        PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

[" GRAPHIC OMITTED]
FUND SUMMARY

INVESTMENT GOAL                To seek current income exempt from federal and
                               California state income taxes with liquidity and
                               stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS               California tax-free money market securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Attempts to invest in high-quality, short-term
                               California tax-free securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
--------------------------------------------------------------------------------
INVESTOR PROFILE               California residents seeking income exempt from
                               federal and California state personal income
                               taxes
--------------------------------------------------------------------------------



[" GRAPHIC OMITTED]
INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.


To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o  The outlook for interest rates

o Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

o  Imbalances in the supply of securities relative to demand

o  The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.


[! GRAPHIC OMITTED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the FOLLOWING PRINCIPAL RISKS:

STATE SPECIFIC RISK:By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk. For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

6        PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ GRAPHIC OMITTED]
PERFORMANCE
INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.1, (A)

[BAR CHART OMTITED]

1992       2.72%
1993       2.15%
1994       2.57%
1995       3.48%
1996       3.12%
1997       3.29%
1998       2.89%
1999       2.50%
2000       2.71%
2001       1.59%

             BEST QUARTER         WORST QUARTER
                 0.91%                0.21%
                (6/30/95)           (12/31/01)

1THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.36%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.
                                                       SINCE CLASS
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND1
  Class S Shares           1.59%    2.59%(a)   2.70%(a)  2.77%(a)
--------------------------------------------------------------------------------
1 The performance data includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

*Since 6/10/91.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 6/10/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


YIELD
The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.


--------------------------------------------------------------------------------
[# GRAPHIC OMITTED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           --------------------------------------
           Class S      431112705     HCSXX
--------------------------------------------------------------------------------

[? GRAPHIC OMITTED]
DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

HIGH-QUALITY SECURITIES are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

                                                                  PROSPECTUS  7
--------------------------------------------------------------------------------

[$ GRAPHIC OMTITED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold fund shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
                                                                                         CLASS S
                                                                                         SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                         0%

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
                                                                                         CLASS S
                                                                                         SHARES
Investment Advisory Fees                                                                 0.30%
Distribution (12b-1) Fees                                                                0.55%
Other Expenses                                                                           0.24%
                                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.09%*

*The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class S Shares:   0.97%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
CLASS S SHARES          $111      $347      $601    $1,329

8        PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------


[& GRAPHIC OMTITED]
FUND SUMMARY

INVESTMENT GOAL                To seek current income with liquidity and
                               stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS               High-quality, short-term debt securities
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Employs top-down analysis of economic and market factors to select Fund investments
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
--------------------------------------------------------------------------------
INVESTOR PROFILE               Short-term or risk-averse investors seeking our
                               typically highest-yielding money market fund
--------------------------------------------------------------------------------



[" GRAPHIC OMTITED]
INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

o  The outlook for interest rates

o Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities

o Current imbalances in the supply of high-quality, short-term securities relative to demand

o  The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[! GRAPHIC OMTITED]
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                  PROSPECTUS  9
--------------------------------------------------------------------------------

[@ GRAPHIC OMTITED]
PERFORMANCE
INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.1, (A)

[BAR CHART OMITTED]

1992     3.74%
1993     3.00%
1994     3.79%
1995     5.56%
1996     5.05%
1997     5.21%
1998     5.15%
1999     4.63%
2000     5.50%
2001     3.36%


             BEST QUARTER         WORST QUARTER
                 1.43%                0.45%
               (9/30/00)           (12/31/01)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.75%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.
                                                  SINCE CLASS
                    1 YEAR   5 YEARS    10 YEARS  INCEPTION*
--------------------------------------------------------------------------------
DIVERSIFIED MONEY
MARKET FUND1
  Class S Shares     3.36%  4.77%(a)    4.50%(a)  4.62%(a)
--------------------------------------------------------------------------------
1Performance data includes the performance of the Stepstone Money Market Fund for the period prior to its consolidation with the HighMark Diversified Money Market Fund on 4/25/97.

*Since 2/1/91.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


YIELD
The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[# GRAPHIC OMTITED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -------------------------------------
           Class S      431112408     HDSXX
--------------------------------------------------------------------------------

[? GRAPHIC OMTITED]
DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

10       PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[$ GRAPHIC OMTITED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------
                                                                                      CLASS S
                                                                                      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)     0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)               0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                      0%

----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                                                      CLASS S
                                                                                      SHARES
Investment Advisory Fees                                                               0.30%
Distribution (12b-1) Fees                                                              0.55%
Other Expenses                                                                         0.25%
                                                                                       ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.10%*

*The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class S Shares:   1.08%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS  10 YEARS
CLASS S SHARES          $112      $350      $606     $1,340

                                                                 PROSPECTUS  11

HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

[GRAPHIC OMTITED]
FUND SUMMARY

INVESTMENT GOAL                To seek current income with liquidity and
                               stability of principal
--------------------------------------------------------------------------------
INVESTMENT FOCUS               Short-term obligations issued or guaranteed by
                               the U.S. government and its agencies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Employs top-down analysis of economic and market factors to select Fund investments
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
--------------------------------------------------------------------------------
INVESTOR PROFILE               Short-term or risk-averse investors seeking a
                               money market fund investing primarily in U.S.
                               government obligations
--------------------------------------------------------------------------------



[" GRAPHIC OMTITED]
INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a MATURITY of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

o  The outlook for interest rates

o Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities

o  Imbalances in the supply of U.S. government securities relative to demand

o  The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[! GRAPHIC OMTITED]
WHAT ARE THE MAIN
RISKS OF INVESTING
IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk. For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

12       PROSPECTUS

HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------


[@ GRAPHIC OMTITED]
PERFORMANCE
INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

1992       3.38%
1993       2.55%
1994       3.47%
1995       5.23%
1996       4.69%
1997       5.00%
1998       5.02%
1999       4.51%
2000       5.37%
2001       3.09%


             BEST QUARTER         WORST QUARTER
                 1.40%                0.38%
               (9/30/00)            (12/31/01)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2002 TO 9/30/2002 WAS 0.69%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01.
                                                    SINCE CLASS
                          1 YEAR  5 YEARS 10 YEARS   INCEPTION*
--------------------------------------------------------------------------------
U.S. GOVERNMENT
MONEY MARKET FUND
  Class S Shares           3.09%   4.60%(a) 4.23%(a)   5.16%(a)
--------------------------------------------------------------------------------

*Since 8/10/87.

(a)Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.



YIELD
The income a fund generates is commonly referred to as its "yield". For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.



--------------------------------------------------------------------------------
[# GRAPHIC OMTITED]
FUND
INFORMATION

           CLASS        CUSIP         TICKER
           -------------------------------------
           Class S      431112507     HGSXX
--------------------------------------------------------------------------------


[? GRAPHIC OMTITED]
DID YOU KNOW?
A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                 PROSPECTUS  13
--------------------------------------------------------------------------------

[$ GRAPHIC OMTITED]
FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold fund shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
                                                                                     CLASS S
                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                     0%
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------
                                                                                     CLASS S
                                                                                     SHARES
Investment Advisory Fees                                                              0.30%
Distribution (12b-1) Fees                                                             0.55%
Other Expenses                                                                        0.24%
                                                                                      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.09%*

*The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class S Shares:   1.07%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS  10 YEARS
CLASS S SHARES          $111      $347      $601     $1,329

14       PROSPECTUS

HIGHMARK FUNDS
--------------------------------------------------------------------------------
SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS
Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS
HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Class S Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class S Shares:

CLASS S SHARES
o No sales charge.
o Distribution (12b-1) fees of 0.55%.
o Available only to investors in Union Bank of California, N.A.'s Corporate Sweep service.

FOR THE ACTUAL PAST EXPENSES OF THE CLASS S SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A AND FIDUCIARY SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. THE U.S. GOVERNMENT MONEY MARKET FUND ALSO OFFERS CLASS B SHARES (CLASS A AND CLASS B SHARES ARE COLLECTIVELY "RETAIL SHARES"). FIDUCIARY SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

BUYING AND SELLING SHARES
Class S Shares are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank of California's Corporate Sweep service. If you participate in the sweep service, you may choose a Fund as your "primary fund" and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank of California. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement. Union Bank of California will maintain an omnibus account with the Fund for its sweep customers.

Please contact Union Bank of California for more information.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

FEES FOR DISTRIBUTION OF SHARES
HighMark Funds has adopted 12b-1 plans with respect to Class S Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for Class S Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class S                                   0.55%

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   / Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares you pay the net asset value next determined after we receive your order. When you sell Shares, you receive proceeds based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day,

                                                                 PROSPECTUS  15
--------------------------------------------------------------------------------



provided that we have received your order by the following times:

o  California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET)

o  100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET)

o  Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

o  U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

In addition, you must wire the money you wish to invest to our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

o  California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET)

o  100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET)

o  Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

o  U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

DIVIDENDS
We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS
We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase the federal taxation of such benefits. In

16       PROSPECTUS

HIGHMARK FUNDS
--------------------------------------------------------------------------------
addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

MORE ABOUT THE
HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER
HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2002, UnionBanCal Corporation and its subsidiaries had approximately $37.6 billion in consolidated assets. As of the same date, HighMark Capital Management had over $17.5 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND %                                OF NET ASSETS
100% U.S. Treasury
   Money Market Fund                      0.27%
California Tax-Free
   Money Market Fund                      0.20%
Diversified Money
   Market Fund                            0.30%
U.S Government
   Money Market Fund                      0.30%

                                                                 PROSPECTUS  17
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Deloitte & Touche LLP, as noted in its report dated September 13, 2002. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

                                            Investment Activities          Distributions
                                            ---------------------          -------------
                                                               Net
                                                            Realized
                                           Net                 and                           Net                Net
                                          Asset             Unrealized                      Asset             Assets,    Ratio
                                         Value,      Net    Gain (Loss)     Net             Value,              End    of Expenses
                                        Beginning Investment    on      Investment Capital   End      Total  of Period to Average
                                        of Period   Income  Investments   Income    Gains  of Period Return**  (000)   Net Assets
----------------------------------------------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                     $1.00     0.014        --       (0.014)    --      $1.00    1.36% $  639,187    1.04%
2001                                       1.00     0.044        --       (0.044)    --       1.00    4.52     810,796    1.02
2000 (1)                                   1.00     0.037        --       (0.037)    --       1.00    3.81     693,771    1.02*
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                     $1.00     0.007        --       (0.007)    --      $1.00    0.72% $   65,360    0.97%
2001                                       1.00     0.024        --       (0.024)    --       1.00    2.39     122,194    0.97
2000 (1)                                   1.00     0.021        --       (0.021)    --       1.00    2.09      88,098    0.96*
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                     $1.00     0.015        --       (0.015)    --      $1.00    1.52% $1,337,571    1.07%
2001                                       1.00     0.048        --       (0.048)    --       1.00    4.88   1,584,325    1.07
2000 (1)                                   1.00     0.041        --       (0.041)    --       1.00    4.21   1,575,659    1.07*
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                     $1.00     0.014        --       (0.014)    --      $1.00    1.37% $  101,192    1.07%
2001                                       1.00     0.046        --       (0.046)    --       1.00    4.66     161,498    1.07
2000 (1)                                   1.00     0.040        --       (0.040)    --       1.00    4.09     120,125    1.07*




                                                                  Ratio of
                                            Ratio      Ratio of Net Investment
                                         of Expenses      Net     Income to
                                         to Average   Investment   Average
                                         Net Assets     Income    Net Assets
                                          Excluding   to Average   Excluding
                                         Fee Waivers  Net Assets  Fee Waivers
------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                       1.09%        1.37%       1.32%
2001                                        1.09         4.42        4.35
2000 (1)                                    1.09*        4.55*       4.48*
------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                       1.09%        0.75%       0.63%
2001                                        1.10         2.38        2.25
2000 (1)                                    1.09*        2.48*       2.35*
------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                       1.10%        1.55%       1.52%
2001                                        1.10         4.78        4.75
2000 (1)                                    1.09*        5.02*       5.00*
------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS S SHARES
For the periods ended July 31,:
2002+                                       1.09%        1.44%       1.42%
2001                                        1.10         4.54        4.51
2000 (1)                                    1.09*        4.85*       4.83*

--------------------------------------------------------------------------------
AMOUNTS DESIGNATED AS "" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   Annualized.
** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
+   Per share amounts calculated using average shares method.
(1) Commenced operations on September 30, 1999.

18       PROSPECTUS

HIGHMARK FUNDS
--------------------------------------------------------------------------------



INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
100% U.S. Treasury Money Market Fund                                 1
California Tax-Free Money Market Fund                                2
Diversified Money Market Fund                                        3
U.S. Government Money Market Fund                                    4

INSTRUMENT                                                           FUND               RISK TYPE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities backed by receivables,           2, 3               Prepayment
home equity loans, truck and auto loans, leases, credit card                            Market
receivables and other securities backed by other types of                               Credit
receivables or assets.                                                                  Regulatory
---------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               2, 3               Credit
drawn on and accepted by a commercial bank. They                                        Liquidity
generally have maturities of six months or less.                                        Market
---------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or                  2-4                Market
corporate securities that obligate the issuer to pay the                                Political
bondholder a specified sum of money, usually at specific                                Liquidity
intervals, and to repay the principal amount of the loan                                Foreign Investment
at maturity.                                                                            Prepayment
---------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a               2, 3               Market
stated maturity.                                                                        Credit
                                                                                        Liquidity
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   2-4                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Maturities generally vary from a few days to nine months.                               Market
---------------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                2-4                Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an              2-4                Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., puts and calls),                             Credit
options on futures, swap agreements, and some                                           Liquidity
mortgage-backed securities.                                                             Leverage
                                                                                        Prepayment
---------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Commercial paper of foreign issuers              3                  Market
and obligations of foreign banks, overseas branches of                                  Political
U.S. banks and supranational entities.                                                  Liquidity
                                                                                        Foreign Investment
---------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold       1-4                Liquidity
within seven business days at the value the Fund has
estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------



19       PROSPECTUS
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND                RISK TYPE
---------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES: Shares of registered investment       2-4                 Market
companies. These may include HighMark Money Market Funds
and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each Fund may invest up to 5% of its assets in the Shares of any one registered investment company that has an investment objective similar to the Fund's.
A Fund may not, however, own more than 3% of the securities
of any one registered investment company or invest more than
10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investmentcompany, which are in addition to the management
fees the Fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or better          2, 3                Market
by S&P; Baa or better by Moody's; similarly rated by other                               Credit
nationally recognized rating organizations; or, if not rated,                            Prepayment
determined to be of comparably high quality by the Adviser.
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Securities backed by real estate         2, 3                Prepayment
loans and pools of loans. These include collateralized mortgage                          Market
obligations (CMOs) and real estate mortgage investment                                   Credit
conduits (REMICs).                                                                       Regulatory
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political      2                   Market
subdivision to obtain funds for various public purposes.                                 Credit
Municipal securities include private activity bonds and industrial                       Political
development bonds, as well as general obligation bonds, tax                              Tax
anticipation notes, bond anticipation notes, revenue anticipation                        Regulatory
notes, project notes, other short-term tax-exempt obligations,                           Prepayment
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single family
revenue bonds).
---------------------------------------------------------------------------------------------------------------------
There are two general types of municipal bonds: General- obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.
---------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in municipal securities from      2                   Market
financial institutions such as commercial and investment banks,                          Liquidity
savings and loan associations and insurance companies. These                             Credit
interests are usually structured as some form of indirect ownership                      Tax
that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.
---------------------------------------------------------------------------------------------------------------------


20       PROSPECTUS

HIGHMARK FUNDS
--------------------------------------------------------------------------------



INSTRUMENT                                                           FUND               RISK TYPE
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the            2-4                Market
simultaneous commitment to return the security to the seller                            Leverage
at an agreed upon price on an agreed upon date. This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and             2-4                Market
the simultaneous commitment to buy the security back at an                              Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-4                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's       2-4                Market
total assets. In return the Fund receives cash, other securities                        Leverage
and/or letters of credit.                                                               Liquidity
                                                                                        Credit
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by              2, 3               Credit
governments and political sub-divisions.                                                Liquidity
                                                                                        Market
                                                                                        Tax
---------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in           2, 3               Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market
---------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            3, 4               Market
growth receipts, and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 2-4                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded    1-4                Market
registered interest and principal securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------
VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand                2-4                Credit
notes that permit the indebtedness to vary and provide for
for periodic adjustments in the interest rate according to
the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the
issuer, they are not normally traded. Although there is
no secondary market in these notes, the Fund may demand
payment of principal and accrued interest at specified intervals.
---------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             2-4                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.
---------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-4                Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers of                          Liquidity
each Fund expect that commitments to enter into forward                                 Credit
commitments or purchase when-issued securities will not exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------



                                                                  PROSPECTUS  21
--------------------------------------------------------------------------------


INSTRUMENT                                                           FUND               RISK TYPE
---------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                   3                  Market
denominated bonds issued by foreign corporations or                                     Credit
governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those
issued by Canadian provinces.
---------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-4                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.
---------------------------------------------------------------------------------------------------------------------


GLOSSARY OF
INVESTMENT RISKS
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor

22       PROSPECTUS

HIGHMARK FUNDS
--------------------------------------------------------------------------------


had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                                                  PROSPECTUS  23
--------------------------------------------------------------------------------

NOTES

24       PROSPECTUS

HIGHMARK FUNDS
--------------------------------------------------------------------------------


NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230



HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

HIGHMARK
[PHOTO OF MOUNTAINS OMITTED]

[HIGHMARK LOGO OMITTED]
HIGHMARK FUNDS

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071 WWW.HIGHMARKFUNDS.COM

                                                                 HMK-PS-005-0200
                                                                   84822-S-11/02

                                 HIGHMARK FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 30, 2002

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Equity and Fixed Income Funds and the HighMark Money Market Funds, each of which is dated November 30, 2002, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                                      TABLE OF CONTENTS
                                                                                                               PAGE
HIGHMARK FUNDS......................................................................................................1
INVESTMENT OBJECTIVES AND POLICIES..................................................................................2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS.....................................................................3
   EQUITY SECURITIES................................................................................................3
   DEBT SECURITIES..................................................................................................3
   CONVERTIBLE SECURITIES...........................................................................................3
   ASSET-BACKED SECURITIES (NON-MORTGAGE)...........................................................................4
   BANK INSTRUMENTS.................................................................................................4
   COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES.........................................................5
   LENDING OF PORTFOLIO SECURITIES..................................................................................6
   REPURCHASE AGREEMENTS............................................................................................6
   REVERSE REPURCHASE AGREEMENTS....................................................................................7
   U.S. GOVERNMENT OBLIGATIONS......................................................................................7
   MORTGAGE-RELATED SECURITIES......................................................................................8
   ADJUSTABLE RATE NOTES...........................................................................................10
   MUNICIPAL SECURITIES............................................................................................11
   INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES BY THE CALIFORNIA TAX-FREE MONEY
   MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND..................................................14
   PUTS............................................................................................................18
   SHARES OF MUTUAL FUNDS..........................................................................................19
   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS..................................................................19
   ZERO-COUPON SECURITIES..........................................................................................20
   OPTIONS (PUTS AND CALLS) ON SECURITIES..........................................................................20
   COVERED CALL WRITING............................................................................................21
   PURCHASING CALL OPTIONS.........................................................................................22
   PURCHASING PUT OPTIONS..........................................................................................22
   OPTIONS IN STOCK INDICES........................................................................................22
   RISK FACTORS IN OPTIONS TRANSACTIONS............................................................................23
   FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS.............................................................23
   FUTURES CONTRACTS ON SECURITIES.................................................................................24
   OPTIONS ON SECURITIES' FUTURES CONTRACTS........................................................................26
   RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS.......................................26
   INDEX FUTURES CONTRACTS.........................................................................................27
   OPTIONS ON INDEX FUTURES CONTRACTS..............................................................................28
   FOREIGN INVESTMENT..............................................................................................28
   FOREIGN CURRENCY TRANSACTIONS...................................................................................29
   TRANSACTION HEDGING.............................................................................................30
   POSITION HEDGING................................................................................................30
   CURRENCY FORWARD AND FUTURES CONTRACTS..........................................................................31
   GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS...........................................................32
   FOREIGN CURRENCY OPTIONS........................................................................................33


                                                                -i-

   FOREIGN CURRENCY CONVERSION.....................................................................................33
   INDEX-BASED INVESTMENTS.........................................................................................33
   SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES...................................................................34
   HIGH YIELD SECURITIES...........................................................................................35
   MONEY MARKET INSTRUMENTS........................................................................................36
   TREASURY RECEIPTS...............................................................................................36
   HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS..................................................36
   ILLIQUID SECURITIES.............................................................................................39
   RESTRICTED SECURITIES...........................................................................................39
INVESTMENT RESTRICTIONS............................................................................................40
   Voting Information..............................................................................................49
PORTFOLIO TURNOVER.................................................................................................49
VALUATION..........................................................................................................49
   Valuation Of The Money Market Funds.............................................................................50
   Valuation Of The Equity Funds And The Fixed Income Funds........................................................50
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................................................................51
   Purchases Through Financial Institutions........................................................................51
   Redemption By Checkwriting......................................................................................52
   Sales Charges...................................................................................................53
   Sales Charge Reductions and Waivers.............................................................................55
   Additional Federal Tax Information..............................................................................57
   Additional Tax Information Concerning the California Tax-Free Money Market Fund and the
   California Intermediate Tax-Free Bond Fund .....................................................................62
MANAGEMENT OF HIGHMARK FUNDS.......................................................................................65
   Trustees and Officers...........................................................................................65
   Investment Adviser..............................................................................................73
   The Sub-Advisers................................................................................................75
   Portfolio Transactions..........................................................................................76
   Board Approval for the Investment Advisory Agreements...........................................................78
   Administrator and Sub-Administrator.............................................................................80
   Glass-Steagall Act..............................................................................................82
   Shareholder Services Plans......................................................................................83
   Expenses........................................................................................................84
   Distributor.....................................................................................................84
   Transfer Agent and Custodian Services...........................................................................86
   Independent Accountants.........................................................................................87
   Legal Counsel...................................................................................................87
ADDITIONAL INFORMATION.............................................................................................88
   Description of Shares...........................................................................................88
   Shareholder and Trustee Liability...............................................................................89
   Calculation of Performance Data.................................................................................90
   Miscellaneous...................................................................................................99
APPENDIX..........................................................................................................117
FINANCIAL STATEMENTS..............................................................................................122

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

         HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fifteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:


         HighMark Balanced Fund,
         HighMark Core Equity Fund,
         HighMark Growth Fund,
         HighMark International Equity Fund,
         HighMark Large Cap Value Fund,
         HighMark Small Cap Growth Fund.
         HighMark Small Cap Value Fund,
         HighMark Value Momentum Fund,
         HighMark Bond Fund,
         HighMark California Intermediate Tax-Free Bond Fund,
         HighMark National Intermediate Tax-Free Bond Fund,
         HighMark 100% U.S. Treasury Money Market Fund,
         HighMark California Tax-Free Money Market Fund,
         HighMark Diversified Money Market Fund, and
         HighMark U.S. Government Money Market Fund (collectively the "Funds").

         HighMark National Intermediate Tax-Free Bond Fund commenced operations on October 18, 2002. HighMark Core Equity Fund commenced operations on May 31, 2000. HighMark Small Cap Value Fund commenced operations on September 17, 1998. HighMark Value Momentum Fund, HighMark International Equity Fund, and HighMark California Intermediate Tax-Free Bond Fund commenced operations in HighMark Funds on April 28, 1997. HighMark Balanced Fund commenced operations on November 14, 1993 and HighMark Growth Fund commenced operations on November 18, 1993. HighMark Large Cap Value Fund and HighMark Bond Fund commenced operations on June 23, 1988 as a result of the reorganization of the Income Equity Portfolio and the Bond Portfolio, respectively, of the IRA Collective Investment. HighMark Diversified Money Market Fund commenced operations on February 1, 1991, and HighMark California Tax-Free Money Market Fund commenced operations on June 10, 1991. HighMark U.S. Government Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund commenced operations on August 10, 1987. HighMark Small Cap Growth Fund has not yet commenced operations and is discussed in a separate Statement of Additional Information.

         For ease of reference, this Statement of Additional Information sometimes refers to the Funds as the "Equity Funds," the "Fixed Income Funds" and the "Money Market Funds."

         The EQUITY FUNDS include:

                  Balanced Fund
                  Core Equity Fund
                  Growth Fund
                  International Equity Fund
                  Large Cap Value Fund (formerly Income Equity Fund) Small Cap Value Fund
                  Value Momentum Fund

         The FIXED INCOME FUNDS include:

                  Bond Fund
                  California Intermediate Tax-Free Bond Fund
                  National Intermediate Tax-Free Bond Fund

         The MONEY MARKET FUNDS include:

                  100% U.S. Treasury Money Market Fund
                  California Tax-Free Money Market Fund
                  Diversified Money Market Fund
                  U.S. Government Money Market Fund

         The Income Equity Portfolio and the Bond Portfolio of the IRA Collective Investment (which were reorganized into certain Funds of HighMark Funds as described above) are sometimes referred to as the "IRA Fund Portfolios."


         As described in the Prospectuses, selected Funds of HighMark Funds have been divided into five classes of Shares (designated Class A, Class B, Class C and Class S Shares (collectively "Retail Shares"), and Fiduciary Shares) for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans, which Distribution Plans apply only to such Funds' Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares".

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of each Fund of HighMark Funds as set forth in the respective Prospectus for that Fund.


                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. DEBT SECURITIES. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

         Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

         From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, the Balanced Fund, with its balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.

         3. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, each Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

         Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

         Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

         The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

         4. ASSET-BACKED SECURITIES (NON-MORTGAGE). Consistent with their investment objectives, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

         The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

         5. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund) may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         Although the Diversified Money Market Fund maintains a diversified portfolio, there are no limitations on its ability to invest in domestic certificates of deposit, banker's acceptances and other bank instruments. Extensive investments in such instruments may result from the Fund's concentration of securities in the financial services industry. Domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

         6. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury

Money Market Fund) may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         7. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

         8. REPURCHASE AGREEMENTS. Securities held by each Fund (other than the 100% U.S. Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         9. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         10. U.S. GOVERNMENT OBLIGATIONS. With the exception of the 100% U.S. Treasury Money Market Fund, which may invest only in direct U.S. Treasury obligations, each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the

Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S.
Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see
"Mortgage-Related Securities" below.

         11. MORTGAGE-RELATED SECURITIES. As indicated in the Prospectuses, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the California Tax-Free Money Market Fund may each invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"). The Fixed Income Funds and the Balanced Fund may also, consistent with each such Fund's investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities. In addition, the Fixed Income Funds and the Balanced Fund may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

         Adjustable rate mortgage securities ("ARMS") are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's, or FHLMC's fees and any applicable loan servicing fees).

         There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         CMOs in which the Fixed Income Funds and the Balanced Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). Each Fund may purchase fixed, adjustable, or "floating" rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

         Securities such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations ("CMOs") will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

         REMICs in which the Fixed Income Funds and the Balanced Fund may invest are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         12. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non-fundamental 15% (10% in the case of the Money Market Funds) limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         Maturities for variable and adjustable rate notes held in the Money Market Funds will be calculated in compliance with the provisions of Rule 2a-7, as it may be amended from time to time.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         13. MUNICIPAL SECURITIES. The California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund invest at least 80% of their net assets in municipal securities of varying maturities, which are rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality. The California Tax-Free Money Market Fund invests only in Municipal Securities with remaining effective maturities of 397 days or less, and which, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO or are determined by the Adviser to be of comparable quality.

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. In addition, private activity bonds that are issued by or on behalf of public agencies to finance privately operated facilities are included in the definition of Municipal Securities so long as they meet certain qualifications outlined in the Internal Revenue Code. In general, in order to qualify as a Municipal Security, a private activity bond must fall into one of the following categories: (i) exempt facility bonds (i.e., bonds issued to finance certain qualifying facilities, including airports, docks, water and sewage facilities, affordable rental housing, certain hazardous waste facilities, and certain transportation facilities; (ii) qualified mortgage bonds (i.e., bonds issued to finance single family projects, including housing for veterans); (iii) qualified small issue bonds (issuers are limited to $10,000,000 aggregate issuance); (iv) qualified student loan bonds; (v) qualified redevelopment bonds (i.e., bonds issued to finance projects within redevelopment areas); and (vi) qualified 501(c)(3) bonds (i.e., bonds issued by qualified nonprofit corporations). In addition, the federal government imposes a volume cap each year that limits the aggregate amount of qualified private activity bonds that each state may issue.

         As described in the Prospectuses, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the Municipal Securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.

         In addition, Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


         Certain Municipal Securities are secured by revenues from municipal leases or installment purchase agreements (referred to as "certificates of participation" or "COPs"). COPs typically provide that the public obligor has no obligation to make lease or installment payments in future years unless the public obligor has use and possession of the leased property. While the risk of non-appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy to invest in COPs that are rated in one of the four highest rating categories used by Moody's Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or if not rated, determined to be of comparably high quality by the Adviser.

         Municipal Securities also include community facilities district (so-called "Mello-Roos") and assessment district bonds, which are usually unrated instruments issued by or on behalf of specially-formed districts to finance the building of roads, sewers, water facilities, schools and other public works and projects that are primarily secured by special taxes or benefit assessments levied on property located in the district. Some of these bonds cannot be rated because (i) the tax or assessment is often the obligations a single developer in a to-be-built residential or commercial project, (ii) there are a limited number of taxpayers or assesses, (iii) or the issues are deemed too small to bear the additional expense of a rating. The purchase of these bonds is based upon the Adviser's determination that it is suitable for the Fund.


         Municipal Securities may also include, but are not limited to, short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, and other forms of short-term tax-exempt securities. These instruments are issued in anticipation of the public obligor's receipt of taxes, fees, charges, revenues or subventions, the proceeds of future bond issues, or other revenues.

         An issuer's obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of uninsured property due to natural disasters or acts of war.

         In addition, in accordance with its investment objective, each Fund may invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor's rights, as well as other exceptions similar to those described above. Moreover, the Funds may invest in obligations secured in whole or in part by a deed of trust on real property. Some jurisdictions may limit the remedies of a creditor secured by a deed of trust, including California, as discussed below.

         Certain Municipal Securities in which the Funds may invest may be obligations that are secured in whole or in part by a deed of trust on real property. California has certain statutory provisions, as embellished by decisional law, that limit the remedies of a creditor secured by a deed of trust. Some of the provisions generally bar a creditor from obtaining a deficiency judgment for such secured obligations based either on the method of foreclosure or the type of debt secured. Other antideficiency provisions limit a creditor's deficiency based on the value of the real property security at the time of the foreclosure sale. Another statutory provision, commonly known as the "one-action" rule, has two aspects, an "affirmative defense" aspect and a "sanction" aspect. The "affirmative defense" aspect limits creditors secured by real property to a single action to enforce the obligation (e.g., a collection lawsuit or setoff) and under the related "security-first principle," requires the creditor to foreclose on the security before obtaining a judgment or other enforcement of the secured obligation. Under the "sanction" aspect, if the real property secured creditor violates the one-action rule, the creditor loses its lien on the real property security and, in some instances, the right to recover on the debt. Under the statutory provisions governing judicial foreclosures, the debtor has the right to redeem the title to the property for up to one year following the foreclosure sale.

         Upon the default under a deed of trust with respect to California real property, a creditor's nonjudicial foreclosure rights under the power of sale contained in the deed of trust are subject to certain procedural requirements whereby the effective minimum period for foreclosing on a deed of trust is generally 121 days after the initial default. Such foreclosure could be further delayed by bankruptcy proceedings initiated by the debtor. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of deeds of trust securing an issuer's obligations. Following a creditor's non-judicial foreclosure under a power of sale, no deficiency judgment is available. This limitation, however, does not apply to recoveries for bad faith waste, certain kinds of fraud and pursuant to environmental indemnities. This limitation also does not apply to bonds authorized or permitted to be issued by the Commissioner of Corporations, or which are made by a public utility subject to the Public Utilities Act.


         Certain Municipal Securities in the Funds may be obligations that finance affordable residential housing development. Continuing compliance by the owner of the project with certain tenant income and rental restrictions is generally necessary to ensure that the Municipal Securities remain tax-exempt.

         Certain Municipal Securities in the Funds may be obligations that finance the acquisition of mortgages for low and moderate income single family homebuyers. These obligations may be payable solely from revenues derived from home loans secured by deeds of trust and may be subject to state limitations applicable to obligations secured by real property. For example, under California anti-deficiency legislation, there is usually no personal recourse against a borrower of a dwelling of no more than four units, at least one of which is occupied by such a borrower, where the dwelling has been purchased with the loan that is secured by the deed of trust, regardless of whether the creditor chooses judicial or nonjudicial foreclosure. In the event that this purchase money anti-deficiency rule applies to a loan secured by a deed of trust, and the value of the property subject to that deed of trust has been substantially reduced because of market forces or by an earthquake or other event for which the borrower carried no insurance, upon default, the issuer holding that loan nevertheless would generally be entitled to collect no more on its loan than it could obtain from the foreclosure sale of the property.


         The Funds, in accordance with their investment objective, may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Adviser believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Funds in the shares of other tax-exempt money market mutual funds are set forth under "Investment Restrictions" below.

         The Funds may invest in municipal obligations that are payable solely from the revenues of health care institutions, although the obligations may be secured by the real or personal property of such institutions. Certain provisions under federal and state law may adversely affect such revenues and, consequently, payment on those Municipal Securities.

         Legislation has been introduced from time to time regarding the California state personal income tax status of interest paid on Municipal Securities issued by the State of California and its local governments and held by investment companies such as the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. The Funds can not predict what legislation relating to Municipal Securities, if any, may be proposed in the future or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities generally, as well as the availability of Municipal Securities issued by the State of California and its local governments specifically, for investment by the Funds and the liquidity and value of their portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. See "Investments in California Municipal Securities by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund" below.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from gross income for federal income tax purposes or from California personal income taxes are rendered at the time of issuance by legal counsel selected by the public issuer and purportedly experienced in matters relating to the validity of and tax exemption of interest payable with respect to Municipal Securities issued by states and their political sub-divisions. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

         14. INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES BY THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California.

         Because each of these California Funds expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental, and regulatory policies and conditions. The Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.


         California experienced an unusually severe recession in the early and mid-1990's. Although California's economy had made a strong recovery during the late 1990's, the State's economy has again been under recessionary pressure since 2000. The current recession has been centered in the State's high technology sectors and has had the greatest impact on Northern California. Even with a nationwide recovery, there is a substantial risk that California will not experience strong economic growth until there is a significant turnaround in the high technology sector.

         As of the date of this Statement of Additional Information, there continue to be potential obstacles to national economic recovery. Such obstacles include a volatile stock market, widespread concern about corporate integrity, the campaign against terrorism and unrest in the Middle East. It is impossible to predict the impact of such factors on the California economy.

         During 2001, California also experienced a severe energy crisis. The energy crisis and its resolution put additional pressure on the State's financial and cash flow problems.

         The financial difficulties experienced by the State of California and municipal issuers during the recession of the first half of the 1990's resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. During the period in which California's economy subsequently made a strong steady recovery, California's credit ratings climbed from the lows experienced during the recession. However, since 2001, the State's fiscal difficulties have again resulted in numerous downgrades. In addition, as of the date of this Statement of Additional Information, rating agencies and investors continue to be nervous about the State's financial health.

         The recent recession in California, like the recession of a decade ago, resulted in a period of budget imbalance and huge year-end deficits. The recession has severely affected State revenues while the State's health, welfare and education costs have been increasing. For fiscal 2002, personal income tax collections in California declined approximately 25% as compared with the prior year. This decline was attributable to a decline in investment related income such as capital gains and stock options. Largely as a result of lower revenue collections, a funding gap of approximately $24 billion was created in fiscal 2002 and fiscal 2003. In addressing the current budget gap, the State relied heavily on several one-time measures such as a planned tobacco securitization for $4.5 billion, fund transfers and loans for approximately $4 billion and some deferrals. The State budget's reliance on temporary measures and concern that revenue estimates are overly optimistic have led many analysts to forecast that California is likely to face substantial deficits through fiscal 2008. The State's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions, as well as the impact of budgetary restrictions imposed by voter-passed initiatives.

         During the recent recession, like the recession of a decade ago, California depleted its available cash resources and became increasingly dependent on external borrowings to meet its cash needs. The State's debt was restructured in 2002 with a view toward achieving a level annual debt service. Among other things, the debt was restructured to defer principle payments until later years. For example, in 2002 the State's general obligation bonds have typically been issued with maturities ranging from 2005 to 2032 (callable after 2012). Although the restructuring will provide some relief for the State's cash flow problems for the next few years, it will ultimately result in greater debt capacity.

         For many years California had relied almost entirely on revenue anticipation notes (which must be issued and repaid in the same fiscal year) to fund its operating budget during the fiscal year. During the recession of a decade ago, the State expanded its external borrowing to include revenue anticipation warrants (which can be issued and redeemed in different fiscal years). At that time the State was severely criticized by the major credit rating agencies for its delays in passing its fiscal budgets and for its reliance upon such external borrowings. The State did not issue revenue anticipation warrants during the last half of the 1990's. However, in 2002 California experienced a record delay in passing the fiscal 2003 budget and a severe cash flow strain caused the State to again issue revenue anticipation warrants. The State's inability to reach consensus in passing the fiscal 2003 budget and its reliance on revenue anticipation warrants were again viewed as a "black mark" on the State's credit. It is not presently possible to determine the extent to which California will issue additional revenue anticipation warrants, short or long-term interest bearing notes or other instruments in future fiscal years.

         The ability of the State of California and its political sub-divisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations.


         Certain of the securities in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIII A of the California Constitution, adopted by the voters in 1978, limits ad valorem taxes on real property, and restricts the ability of taxing entities to increase real property and other taxes.

         Article XIII B of the California Constitution, originally adopted in 1979, limits significantly spending by state government and by "local governments". Article XIII B generally limits the amount of the appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population, and the services that the government entity is financially responsible for providing. To the extent that the "proceeds of taxes" of the State or a local government exceed its "appropriations limit," the excess revenues must be rebated. One of the exclusions from these limitations for any entity of government is the debt service costs of bonds existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved by the voters. Although Article XIII B states that it shall not "be construed to impair the ability of the state or of any local government to meet its obligations with respect to existing or future bonded indebtedness," concern has been expressed with respect to the combined effect of such constitutionally imposed spending limits on the ability of California state and local governments to utilize bond financing.


         Article XIII B was modified substantially by Propositions 98 and 111 of 1988 and 1990, respectively. These initiatives changed the State's Article XIII B appropriations limit to require that the State set aside a prudent reserve fund for public education, and guarantee a minimum level of State funding for public elementary and secondary schools as well as community colleges. Such guaranteed spending has often been cited as one of the causes of the State's budget problems.



         The effect of Article XIII A, Article XIII B and other constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected).

         There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In June 1995, Orange County negotiated a rollover of its short-term debt originally due at that time; the major rating agencies considered the rollover a default. In June 1996, the investors in such overdue notes were paid and the Orange County bankruptcy ended. However, the Orange County bankruptcy and such default had a serious effect upon the market for California municipal obligations. In early 2001, the California energy crisis and the bankruptcy filing by PG&E also caused disruption and uncertainty in the California bond market.

         Numerous factors may adversely affect the State and municipal economies. For example, limits on federal funding could result in the loss of federal assistance otherwise available to the State.

         In addition, it is impossible to predict the time, magnitude, or location of a natural or other catastrophe, such as a major earthquake, fire or flood, or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another natural disaster such as an earthquake could create a major dislocation of the California economy.

         The Funds' concentration in California Municipal Securities provides a greater level of risk than funds that are diversified across numerous states and municipal entities.

         15. PUTS. The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire "puts" with respect to the Municipal Securities held in their respective portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. These Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the Fund's portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Under certain circumstances, puts may be used to shorten the maturity of underlying adjustable rate notes for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the California Tax-Free Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act.

         The California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         16. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         Investments by the California Tax-Free Money Market Fund in the shares of other tax-exempt money market mutual funds are described under "Municipal Securities" above.

         17. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

         When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

         The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

         18. ZERO-COUPON SECURITIES. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder such as the Fixed Income Funds may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

         19. OPTIONS (PUTS AND CALLS) ON SECURITIES. Each Equity Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         20. COVERED CALL WRITING. Each Equity Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         21. PURCHASING CALL OPTIONS. The Equity Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

         22. PURCHASING PUT OPTIONS. Each Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         23. OPTIONS IN STOCK INDICES. The Equity Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

         24. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         25. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Equity Funds and Fixed Income Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund.

         26. FUTURES CONTRACTS ON SECURITIES. The Equity Funds and Fixed Income Funds will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission
(CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         27. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Equity Funds and Fixed Income Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

         28. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         29. INDEX FUTURES CONTRACTS. The Equity Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

         The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

         30. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

         31. FOREIGN INVESTMENT. Certain of the Funds may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Funds may invest in American Depositary Receipts. The Equity Funds and Fixed Income Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



         The International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

         Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

         32. FOREIGN CURRENCY TRANSACTIONS. Under normal market conditions, the International Equity Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Equity Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

         33. TRANSACTION HEDGING. When it engages in transaction hedging, the International Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Equity Fund, generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         For transaction hedging purposes the International Equity Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         34. POSITION HEDGING. When it engages in position hedging, the International Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         At the discretion of the Adviser or Sub-Adviser, the International Equity Fund may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, the International Equity Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the International Equity Fund's total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

         35. CURRENCY FORWARD AND FUTURES CONTRACTS. Consistent with its investment objective and policies, the International Equity Fund may invest in currency forward and futures contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

         Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.

         A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

         When the Adviser and Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

         36. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When the International Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

         Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         37. FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the International Equity Fund's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

         38. FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the International Equity Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         39. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and

Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         40. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

         41. HIGH YIELD SECURITIES. The Small Cap Value Fund and the Fixed Income Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

         Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

         42. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         43. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

         44. HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by the Adviser to present minimal credit risks under guidelines adopted by HighMark Funds' Board of Trustees.

         With regard to the Diversified Money Market Fund and the California Tax-Free Money Market Fund, investments will be limited to "Eligible Securities." Eligible Securities include First Tier Securities and Second Tier Securities. First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Board of Trustees. Second Tier Securities are all other Eligible Securities.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

         Certain of the obligations in which the Funds may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.

         In the case of the Diversified Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one NRSRO (the Diversified Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees). In the case of the California Tax-Free Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least one NRSRO or do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated obligations eligible for purchase by the Fund under guidelines adopted by the Board of Trustees.

         Specific obligations that the Diversified Money Market Fund may invest in include:

         (i) obligations issued by the U.S. Government, and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration);

         (ii) obligations such as bankers' acceptances, bank notes, certificates of deposit and time deposits of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;

         (iii) short-term promissory notes issued by corporations, including Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer;

         (iv) U.S. dollar-denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank (provided that the Fund invests no more than 5% of its assets in any such instrument and invests no more than 25% of its assets in such instruments in the aggregate);

         (v) readily-marketable, short-term asset-backed debt securities, repayment on which is obtained from an identifiable pool of assets, typically receivables related to a particular industry. The Fund intends to invest no more than 25% of its assets (measured at time of purchase) in each of the following categories of asset-backed securities: (1) asset-backed securities backed primarily by credit card receivables, (2) asset-backed securities backed primarily by auto loan or auto lease related receivables, (3) asset-backed securities backed primarily by trade receivables, (4) asset-backed securities backed primarily by U.S. Government securities or U.S. Government guaranteed loans and (5) asset-backed securities not backed primarily by any one of the types of collateral listed in the foregoing clauses (1)-(4). For purposes of its fundamental investment restriction limiting its investments in the securities of one or more issuers conducting their principal business activities in the same industry, the Fund considers issuers of asset-backed securities backed primarily by receivables relating to any one industry (an "operating industry") to be in a separate industry from that operating industry. For example, issuers of asset-backed securities backed primarily by auto loan or auto lease related receivables are considered to be in a separate industry from the automobile industry itself;

         (vi)     Treasury receipts, including TRs, TIGRs and CATs; and

         (vii)    repurchase agreements involving such obligations.

         The Diversified Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. (This three day "safe harbor" provision will not be applicable to the California Tax-Free Money Market Fund, because single state funds are specifically excluded from this Rule 2a-7 provision.) In addition, the Diversified Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Diversified Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Diversified Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by HighMark Funds' Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), when in the best interests of the Shareholders, the Adviser may be required to promptly take appropriate action with respect to an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         45. ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 10%) of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

         46. RESTRICTED SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of

Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                             INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

100% U.S. TREASURY MONEY MARKET FUND

         The 100% U.S. Treasury Money Market Fund may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.

CALIFORNIA TAX-FREE MONEY MARKET FUND

         Under normal market conditions, at least 80% of the total assets of the California Tax-Free Money Market Fund will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and California personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.

U.S. GOVERNMENT MONEY MARKET FUND

         The U.S. Government Money Market Fund may not purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities (such as obligations issued by the Government National Mortgage Association and the Export-Import Bank of the United States) some of which may be subject to repurchase agreements.

EACH OF THE GROWTH FUND, THE LARGE CAP VALUE FUND, THE BALANCED FUND, THE BOND FUND, THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND, AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                  1. Purchase securities on margin (except that, with respect to the Growth Fund, the Large Cap Value Fund, the Balanced Fund and the Bond Fund only, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

                  2. Purchase or sell commodities, commodity contracts (excluding, with respect to the Growth Fund, the Large Cap Value Fund, the Balanced Fund, and the Bond Fund, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Bond Fund, and the Diversified Money Market Fund in marketable securities of companies engaged in such activities and investments by the Growth Fund, the Large Cap Value Fund, the Balanced Fund, and the Bond Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

                  3. Invest in any issuer for purposes of exercising control or management;

                  4. Purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; or

                  5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets.

THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                  1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

                  2. Write or purchase put or call options;

                  3. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). (As indicated below, the Funds have adopted a non-fundamental investment policy that is more restrictive than this fundamental investment limitation);

                  4. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry); or

                  5. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its individual investment objective and policies.

         The Diversified Money Market Fund, the U.S. Government Money Market Fund, and the 100% U.S. Treasury Money Market Fund have each adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the 5% limit noted in limitation (3) above shall apply to 100% of each Fund's assets. Notwithstanding this policy, each such Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

EACH OF THE EQUITY AND FIXED INCOME FUNDS, OTHER THAN THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND, MAY
NOT:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, (and, with respect to the International Equity Fund only, repurchase agreements involving such securities) if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations). With respect to the International Equity Fund, for purposes of this investment limitation, each foreign governmental issuer is deemed a separate issuer;

                  2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); or

                  3. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MAY NOT:

                  1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in securities of such issuer provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law;

                  2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further, that utilities as a group will not be considered to be one industry, and wholly-owned subsidiaries organized to finance the operations of their parent companies will be considered to be in the same industries as their parent companies; or

                  3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend securities.

THE CALIFORNIA TAX-FREE MONEY MARKET FUND MAY NOT:

                  1. Purchase or sell real estate; provided, however, that the Fund may, to the extent appropriate to its investment objective, purchase Municipal Securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;

                  2. Purchase securities on margin, make short sales of securities or maintain a short position;

                  3. Underwrite the securities of other issuers;

                  4. Purchase securities of companies for the purpose of exercising control or management;

                  5. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration leases or development programs; provided, however, the Fund may, to the extent appropriate to the Fund's investment objective, purchase publicly traded obligations of companies engaging in whole or in part in such activities;

                  6. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid;

                  7. Write or sell puts, calls, straddles, spreads, or combinations thereof, except that the Fund may acquire puts with respect to Municipal Securities in its portfolio and sell the puts in conjunction with a sale of the underlying Municipal Securities;

                  8. Acquire a put, if, immediately after the acquisition, more than 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to the 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). In applying the above-described limitation, the Fund will aggregate securities subject to puts from any one institution with the Fund's investments, if any, in securities issued or guaranteed by that institution. In addition, for the purpose of this investment restriction and investment restriction No. 10 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price;

                  9. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after the acquisition, the amortized cost value of the security or securities underlying the put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets;

                  10. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). For purposes of this investment restriction, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security or, with respect to be private activity bond that is backed only by the assets and revenues of non-governmental user, by the non-governmental user;

                  11. Purchase any securities that would cause 25% or more of such Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to securities of the U.S. Government, its agencies or instrumentalities or Municipal Securities or governmental guarantees of Municipal Securities; and provided, further, that for the purpose of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to by Municipal Securities; or

                  12. Make loans; except that the Fund may purchase or hold debt instruments, lend portfolio securities and enter into repurchase agreements as permitted by its investment objective and policies.

EACH OF THE BALANCED FUND, THE LARGE CAP VALUE FUND, THE GROWTH FUND, THE BOND FUND, THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND, THE 100% U.S. TREASURY MONEY MARKET FUND, THE CALIFORNIA TAX-FREE MONEY MARKET FUND, THE DIVERSIFIED MONEY MARKET FUND AND THE U.S. GOVERNMENT MONEY MARKET FUND MAY NOT:

                  1. Purchase securities of other investment companies, except as permitted by the 1940 Act.

EACH OF THE VALUE MOMENTUM FUND, THE CORE EQUITY FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND:

                  1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  2. Will not concentrate investments in a particular industry or group of industries, or within any one state (except that the limitation as to investments in any one state or its political subdivision shall not apply to the California Intermediate Tax-Free Bond Fund), as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Value Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund in the aggregate (with each other and with all other mutual funds in the HighMark Funds) from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

         Additionally, the 1940 Act limits the Funds' ability to borrow money prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE VALUE MOMENTUM FUND, THE CORE EQUITY FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:

                  1. Invest in companies for the purpose of exercising control.

                  2. Borrow money, except for temporary or emergency purposes and then only if the sole purpose is to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and such borrowing is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                  3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (2) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  4. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

                  5. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  7. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

                  8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

THE FOLLOWING NON-FUNDAMENTAL INVESTMENT POLICIES WILL NOT BE CHANGED WITHOUT 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS:

                  1. Under normal circumstances, the HighMark Core Equity Fund will invest at least 80% of its assets in equity securities.

                  2. Under normal circumstances, the HighMark Large Cap Value Fund will invest at least 80% of its assets in large capitalization companies.

                  3. Under normal circumstances, the HighMark Small Cap Value Fund will invest at least 80% of its assets in small capitalization companies.

                  4. Under normal circumstances, the HighMark Bond Fund will invest at least 80% of its assets in bonds.

         Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in one of the non-fundamental policies identified above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

         VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular Class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         A Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to each of the Money Market Funds was zero percent for each of the last two fiscal years, and is expected to remain zero percent.

         For HighMark Funds' fiscal years ended July 31, 2002 and July 31, 2001, each Fund's portfolio turnover rate was as follows:

         FUND                                 2002             2001
         ----                                 ----             ----

Balanced Fund                                  12%               11%
Core Equity Fund                               11%               14%
Growth Fund                                   105%               26%
International Equity Fund                     184%              151%
Large Cap Value Fund                          226%              138%
Small Cap Value Fund                           99%              215%
Value Momentum Fund                            12%                3%
Bond Fund                                      18%               19%
California Intermediate Tax-Free Bond Fund      2%               12%

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares. It is currently expected that the annual portfolio turnover rate for the National Intermediate Tax-Free Bond Fund will be approximately 50%.


                                    VALUATION

         As disclosed in the Prospectuses, each Money Market Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 11:00 a.m. Pacific Time (2:00 p.m. Eastern
Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). As disclosed in the Prospectuses, each Equity Fund's and Fixed Income Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific
Time), on days on which the New York Stock Exchange is open for business (also "Business Days").

         VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates.

         HighMark Funds' Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of a Fund, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.

         VALUATION OF THE EQUITY FUNDS AND THE FIXED INCOME FUNDS

         Except as noted below, investments by the Equity Funds and the Fixed Income Funds in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to each such Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions of shares of the Money Market Funds may be made on days on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business. Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

         Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

         HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

         If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

         Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

         PURCHASES THROUGH FINANCIAL INSTITUTIONS

         Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

         Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

         Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.


         The Funds of the HighMark Funds participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's Net Asset Value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.


         REDEMPTION BY CHECKWRITING

         Checkwriting is available to Shareholders of the Money Market Funds who have purchased Retail Shares directly from the Funds without the help of an investment professional. HighMark Funds will provide Shareholders of record, upon request and without charge, with checks drawn on the Fund in which they have an account. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

         Checks drawn on the Money Market Funds may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as is the case with bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-800-433-6884, and mail the completed form and signature card to the transfer agent at P.O. Box 8416, Boston, Massachusetts 02266-8416. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. As of the date of this Supplement, the overdraft fee was $20. Shareholders are permitted to write a maximum of five checks per month. A charge of $25 will be assessed to the account of a Shareholder who writes more than the permitted maximum amount of checks per month. Shareholders may not use a check to close their account.

         SALES CHARGES

         FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

Equity Funds

                                            Sales Charge as
                            Sales Charge      Appropriate      Commission as
                           As Percentage   Percentage of Net   Percentage of
Amount of Purchase       of Offering Price  Amount Invested   Offering Price
------------------       -----------------  ---------------   --------------
0 - $49,999                    5.50%             5.82%             4.95%
$50,000 --  $99,999            4.50%             4.71%             4.05%
$100,000 -- $249,999           3.75%             3.90%             3.38%
$250,000 -- $499,999           2.50%             2.56%             2.25%
$500,000 -- $999,999           2.00%             2.04%             1.80%
$1,000,000 and Over*           0.00%             0.00%             0.00%
-----------
         * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.


Bond Fund

                                             Sales Charge as
                           Sales Charge        Appropriate       Commission as
                          As Percentage     Percentage of Net    Percentage of
Amount of Purchase      of Offering Price    Amount Invested    Offering Price
                        -----------------    ---------------    --------------
0 - $99,999                   3.25%               3.36%              2.93%
$100,000 --  $249,999         2.75%               2.83%              2.48%
$250,000 -- $499,999          2.25%               2.30%              2.03%
$500,000 -- $999,999          1.75%               1.78%              1.58%
$1,000,000 and Over*          0.00%               0.00%              0.00%
-----------
         * A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

California Intermediate Tax-Free Bond Fund and National Intermediate Tax-Free Bond Fund


                                            Sales Charge as
                            Sales Charge      Appropriate      Commission as
                           As Percentage   Percentage of Net   Percentage of
Amount of Purchase       of Offering Price  Amount Invested   Offering Price
------------------       -----------------  ---------------   --------------
$0-$99,999                      2.25%            2.30%              2.03%
$100,000-$249,999               1.75%            1.78%              1.58%
$250,000-$499,999               1.25%            1.27%              1.13%
$500,000-$999,999               1.00%            1.01%              0.90%
$1,000,000 and Over*            0.00%            0.00%              0.00%
-----------
         * A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.


         CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

         SALES CHARGE REDUCTIONS AND WAIVERS

         In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of a Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

         The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

         LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

         RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the Funds sold subject to a comparable sales charge.

         To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

         REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

         All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

         REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings account as described in the tables below:

                                  EQUITY FUNDS

                                            Sales Charge as
                            Sales Charge      Appropriate      Commission as
                           as Percentage   Percentage of Net   Percentage of
Amount of Purchase       of Offering Price  Amount Invested   Offering Price
------------------       -----------------  ---------------   --------------
$0-$49,999                       4.50%            4.71%             4.05%
$50,000-$99,999                  4.00%            4.17%             3.60%
$100,000-$249,999                3.50%            3.63%             3.15%
$250,000-$499,999                2.50%            2.56%             2.25%
$500,000-$999,999                1.50%            1.52%             1.35%
$1,000,000 and Over*             0.00%            0.00%             0.00%

          * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

                               FIXED INCOME FUNDS

                                            Sales Charge as
                            Sales Charge      Appropriate      Commission as
                           as Percentage   Percentage of Net   Percentage of
Amount of Purchase       of Offering Price  Amount Invested   Offering Price
------------------       -----------------  ---------------   --------------
$0-$24,999                       3.00%            3.09%             2.70%
$25,000-$49,999                  2.50%            2.56%             2.25%
$50,000-$99,999                  2.00%            2.04%             1.80%
$100,000-$249,999                1.50%            1.52%             1.35%
$250,000-$999,999                1.00%            1.01%             0.90%
$1,000,000 and Over*             0.00%            0.00%             0.00%

         * A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

         CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

         The contingent deferred sales charge is waived on redemption of Class C shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even if more than one beneficiary or participant is involved.

         ADDITIONAL FEDERAL TAX INFORMATION

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its dividend income, interest income (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

         DISTRIBUTIONS. Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

         Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         SELLING SHARES. Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

         Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

         FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.


         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         HEDGING. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         DISCOUNT SECURITIES. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         BACKUP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and
(iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

         The foregoing discussion and the one below regarding the California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund under "Federal Taxation" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

         ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE MONEY MARKET FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND

         FEDERAL TAXATION. As indicated in their respective Prospectuses, the California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund are designed to provide individual Shareholders with current tax-exempt interest income. None of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Nor are these Funds designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R.10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.

         A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

         If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

         If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of each of the California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all of such Fund's Municipal Securities interest income net of certain deductions.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

         Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. For a summary of certain California tax considerations affecting the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund, see "California Taxation" below.

         As indicated in their Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each Fund is to limit its acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Tax-Free Money

Market Fund or the California Intermediate Tax-Free Bond Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the relevant Fund.

         CALIFORNIA TAXATION. Under existing California law, if the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund continue to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of each such Fund's taxable year at least 50% of the value of that Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), Shareholders of that Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from that Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund not exceeding the interest received by the Fund during the taxable year on California Exempt-Interest Securities (less direct and allocated expenses, which includes amortization of acquisition premium) and so designated by written notice to Shareholders within 60 days after the close of that taxable year.

         Distributions, other than of "California exempt-interest dividends," by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund unless those Shares have acquired a California "business situs." (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund for any taxable year of a Shareholder during which the Fund distributes "California exempt-interest dividends."

         A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to Shareholders annually.

         The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. This summary does not describe the California tax treatment of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's Shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to Shareholders subject to California corporate franchise tax will be taxed as ordinary dividends to such Shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.

                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS

         Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. The members of the Board of Trustees are elected by HighMark Funds' Shareholders and have overall responsibility for the management of the Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Currently, the Trust has six Independent Board Members and no Interested Board Members.


         STANDING COMMITTEES. There are two standing committees of the Board of Trustees, an Audit Committee and a Nominating Committee. The functions of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trust's financial statements and the independent auditor therefor; and (c) to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The members of the Audit Committee are Thomas L. Braje, David A. Goldfarb and Frederick J. Long. The Audit Committee met two times during the last fiscal year. The function of the Nominating Committee is to identify candidates to fill vacancies on the Board of Trustees. The members of the Nominating Committee are Robert M. Whitler, Joseph C. Jaeger and Michael L. Noel. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee does not currently have procedures in place for the consideration of nominees recommended by Shareholders.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                   TERM OF                                          HIGHMARK
                         POSITION(S)             OFFICE AND                                      FUNDS COMPLEX             OTHER
                          HELD WITH               LENGTH OF                                       OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS,               THE                     TIME           PRINCIPAL OCCUPATION(S)          BOARD             HELD BY BOARD
DATE OF BIRTH1             COMPANY                 SERVED2             DURING PAST 5 YEARS          MEMBER3              MEMBER4
--------------          -------------           -------------       -----------------------      --------------       --------------

INDEPENDENT BOARD MEMBERS
--------------------------


THOMAS L.               Trustee                 Since 06/87         Prior to retirement in             15                   None
BRAJE                                                               October 1996, Vice
                                                                    President and Chief
DOB: 6/7/43                                                         Financial Officer of Bio
                                                                    Rad Laboratories, Inc.


DAVID A.                Trustee                 Since 06/87         Partner, Goldfarb &                15                   None
GOLDFARB                                                            Simens, Certified Public
                                                                    Accountants.
DOB: 8/2/42


JOSEPH C.               Trustee                 Since 06/87         Prior to retirement in             15                   None
JAEGER                                                              June 1998, Senior Vice
                                                                    President and Chief
DOB: 8/2/35                                                         Financial Officer, Delta
                                                                    Dental Plan of
                                                                    California.


FREDERICK J.            Trustee,                Since 09/93         Prior to retirement in             11                   None
LONG                    Chairman                                    December 1999, Chairman,
                                                                    Acordia West and Acordia
DOB:  9/17/35                                                       Northwest Inc. (each an
                                                                    insurance brokerage
                                                                    firm).


MICHAEL L.              Trustee,                Since 12/98         President, Noel                    15                   None
NOEL                    Vice Chairman                               Consulting Company since
                                                                    1998. From April 1997 to
DOB: 4/5/41                                                         December 1998, Member of
                                                                    HighMark Funds Advisory
                                                                    Board. From 1991 to 1997,
                                                                    Member of the Board of
                                                                    Trustees of Stepstone
                                                                    Funds and from May 1981
                                                                    to April 2002, Director,
                                                                    Current Income Shares,
                                                                    Inc. (closed-end
                                                                    investment company).






                                                                   B-66

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                   TERM OF                                          HIGHMARK
                         POSITION(S)             OFFICE AND                                      FUNDS COMPLEX             OTHER
                          HELD WITH               LENGTH OF                                       OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS,               THE                     TIME           PRINCIPAL OCCUPATION(S)          BOARD             HELD BY BOARD
DATE OF BIRTH1             COMPANY                 SERVED2             DURING PAST 5 YEARS          MEMBER3              MEMBER4
--------------          -------------           -------------       -----------------------      --------------       --------------
ROBERT M.               Trustee                 Since 12/98         From April 1997 to                 15                   None
WHITLER                                                             December 1998, Member of
                                                                    HighMark Funds Advisory
DOB: 9/11/38                                                        Board. Prior to
                                                                    retirement in 1996,
                                                                    Executive Vice President
                                                                    and Chief Trust Officer
                                                                    of Union Bank of
                                                                    California, N.A. From
                                                                    April 1997 to April 2002,
                                                                    Director, Current Income
                                                                    Shares, Inc. (closed-end
                                                                    investment company).



OFFICERS
--------

JAMES R.                President               Since 12/00         Head of Operations of the          N/A                  N/A
FOGGO                                                               Administrator since
                                                                    November 2000. Vice
One Freedom Valley                                                  President and Assistant
Drive                                                               Secretary of the
Oaks, PA  19456                                                     Administrator and
                                                                    Distributor from 1998 to
DOB: 6/30/64                                                        October 2000. In 1998,
                                                                    associate Paul Weiss,
                                                                    Rifkind, Wharton &
                                                                    Garrison. From 1995 to
                                                                    1998, associate, Baker &
                                                                    McKenzie. Prior to 1995,
                                                                    associate, Battle Fowler,
                                                                    L.L.P.








                                                                    B-67

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                   TERM OF                                          HIGHMARK
                         POSITION(S)             OFFICE AND                                      FUNDS COMPLEX             OTHER
                          HELD WITH               LENGTH OF                                       OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS,               THE                     TIME           PRINCIPAL OCCUPATION(S)          BOARD             HELD BY BOARD
DATE OF BIRTH1             COMPANY                 SERVED2             DURING PAST 5 YEARS          MEMBER3              MEMBER4
--------------          -------------           -------------       -----------------------      --------------       --------------

PETER                   Controller and          Since               Director of Mutual Fund            N/A                  N/A
GOLDEN                  Chief                   09/01               Services, employee of the
                        Financial                                   Administrator since June
530 East                Officer                                     2001. From March 2000 to
Swedesford Road                                                     2001, Vice President of
Wayne, PA 19087                                                     Funds Administration for
                                                                    J.P. Morgan Chase & Co.
DOB:  6/27/64                                                       From 1997 to 2000, Vice
                                                                    President of Pension and
                                                                    Mutual Fund Accounting
                                                                    for Chase Manhattan Bank.
                                                                    Prior to 1997,
                                                                    Administrative Officer of
                                                                    Mutual Fund Servicing for
                                                                    Brown Brothers Harriman &
                                                                    Co.


JOHN C.                 Vice President          Since               Vice President and                 N/A                  N/A
MUNCH                   and Secretary           12/01               Assistant Secretary of
                                                                    the Administrator and
One Freedom Valley                                                  Distributor since
Drive                                                               November 2001. From
Oaks, PA  19456                                                     1998-2001, associate at
                                                                    Howard Rice Nemorvoski
DOB: 5/7/71                                                         Canady Falk & Rabkin.
                                                                    From 1996-1998, associate
                                                                    at Seward & Kissel.


TODD                    Vice President          Since               Vice President and                 N/A                 N/A
CIPPERMAN               and Assistant           02/97               General Counsel of the
                        Secretary                                   Administrator and
One Freedom Valley                                                  Distributor since January
Drive                                                               2000. Vice President and
Oaks, PA  19456                                                     Assistant Secretary of
                                                                    the Administrator and
DOB: 2/14/66                                                        Distributor since 1995.
                                                                    From 1994 to May 1995,
                                                                    associate with Dewey
                                                                    Ballantine. Prior to
                                                                    1994, associate with
                                                                    Winston & Strawn.


                                                                   B-68

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                   TERM OF                                          HIGHMARK
                         POSITION(S)             OFFICE AND                                      FUNDS COMPLEX             OTHER
                          HELD WITH               LENGTH OF                                       OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS,               THE                     TIME           PRINCIPAL OCCUPATION(S)          BOARD             HELD BY BOARD
DATE OF BIRTH1             COMPANY                 SERVED2             DURING PAST 5 YEARS          MEMBER3              MEMBER4
--------------          -------------           -------------       -----------------------      --------------       --------------

LYDIA A.                Vice President          Since                Vice President and                N/A                  N/A
GAVALIS                 and Assistant           06/98                Assistant Secretary of
                        Secretary                                    the Administrator and
One Freedom Valley                                                   Distributor since 1998.
Drive                                                                Prior to 1998, Assistant
Oaks, PA  19456                                                      General Counsel and
DOB: 10/30/48                                                        Director of Arbitration,
                                                                     Philadelphia Stock
                                                                     Exchange.


TIMOTHY D.              Vice President          Since                Employed by SEI                   N/A                  N/A
BARTO                   and Assistant           03/00                Investments since October
                        Secretary                                    1999. Vice President and
One Freedom Valley                                                   Assistant Secretary of
Drive                                                                SEI Investments since
Oaks, PA  19456                                                      December 1999. Associate
                                                                     at Dechert, Price &
DOB: 03/28/68                                                        Rhoads (1997-1999).
                                                                     Associate at Richter,
                                                                     Miller & Finn (1993-1997).


CHRISTINE               Vice President          Since                Vice President and                N/A                  N/A
MCCULLOUGH              and Assistant           03/00                Assistant Secretary of
                        Secretary                                    the Administrator and
One Freedom Valley                                                   Distributor since
Drive                                                                November 1999. Associate
Oaks, PA  19456                                                      at White and Williams LLP
                                                                     (1991-1999). Associate at
DOB: 12/5/60                                                         Montgomery, McCracken,
                                                                     Walker & Rhoads
                                                                     (1990-1991).


                                                           B-69

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                   TERM OF                                          HIGHMARK
                         POSITION(S)             OFFICE AND                                      FUNDS COMPLEX             OTHER
                          HELD WITH               LENGTH OF                                       OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS,               THE                     TIME           PRINCIPAL OCCUPATION(S)          BOARD             HELD BY BOARD
DATE OF BIRTH1             COMPANY                 SERVED2             DURING PAST 5 YEARS          MEMBER3              MEMBER4
--------------          -------------           -------------       -----------------------      --------------       --------------

WILLIAM E.              Vice President          Since                Vice President and                N/A                  N/A
ZITELLI, JR             and Assistant           09/00                Assistant Secretary of
                        Secretary                                    the Administrator and
One Freedom Valley                                                   Distributor since
Drive                                                                September 2000. From 1998
Oaks, PA  19456                                                      to 2000, Vice President,
                                                                     Merrill Lynch & Co. Asset
DOB: 6/14/68                                                         Management Group. From
                                                                     1997 to 1998, Associate,
                                                                     Pepper Hamilton LLP.
                                                                     Prior to 1997, Associate,
                                                                     Reboul, MacMurray,
                                                                     Hewitt, Maynard &
                                                                     Kristol.


SHERRY KAJDAN           Vice President          Since                Vice President and                N/A                  N/A
VETTERLEIN              and Assistant           03/01                Assistant Secretary of
                        Secretary                                    the Administrator and
One Freedom Valley                                                   Distributor since January
Drive                                                                2001.
Oaks, PA  19456                                                      Shareholder/Partner,
                                                                     Buchanan Ingersoll
DOB: 6/22/62                                                         Professional Corporation
                                                                     from 1992 to 2000.


JOHN                    Vice President          Since                Middle Office Compliance          N/A                  N/A
MUNERA                  and Assistant           09/02                Officer of the
                        Secretary                                    Administrator and
One Freedom Valley                                                   Distributor since 2000.
Drive                                                                Supervising examiner at
Oaks, PA  19456                                                      Federal Reserve Bank of
                                                                     Philadelphia from 1998 to
DOB: 1/14/63                                                         2000. MBA Temple
                                                                     University, 2000.



                                                                   B-70

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                   TERM OF                                          HIGHMARK
                         POSITION(S)             OFFICE AND                                      FUNDS COMPLEX             OTHER
                          HELD WITH               LENGTH OF                                       OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS,               THE                     TIME           PRINCIPAL OCCUPATION(S)          BOARD             HELD BY BOARD
DATE OF BIRTH1             COMPANY                 SERVED2             DURING PAST 5 YEARS          MEMBER3              MEMBER4
--------------          -------------           -------------       -----------------------      --------------       --------------

TERESITA                Vice President          Since               Vice President and Senior          N/A                  N/A
CHING                   and Assistant           09/02               Compliance Officer of the
                        Secretary                                   Adviser since June 2000.
475 Sansome Street                                                  From March 1999 to
San Francisco, CA                                                   February 2000, Senior
94111                                                               Examiner, Federal Reserve
                                                                    Bank, San Francisco. From
DOB: 2/29/44                                                        December 1997 to December
                                                                    1998, Vice President and
                                                                    Project Manager,
                                                                    BancBoston Robertson
                                                                    Stephens. Prior to
                                                                    December 1997, Vice
                                                                    President and Audit
                                                                    Manager, Bank of America.


MARGARET S.             Vice President          Since               Vice President and                 N/A                  N/A
SILVERS                 and Assistant           09/02               Bankwide Anti-Money
                        Secretary                                   Laundering Coordinator at
475 Sansome Street                                                  Union Bank of California
San Francisco, CA                                                   since December 1998.
94111                                                               Prior to December 1998,
                                                                    Compliance Officer at
DOB: 2/19/51                                                        Bank of America N.T. &
                                                                    S.A.

         ---------------------------
         1 Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 1 Freedom Valley Drive, Oaks, PA 19456.

         2 Each Trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

         The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

         3 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser.

         4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

         The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of December 31, 2001.

                                                                                                        AGGREGATE DOLLAR RANGE
                                                                                                               OF EQUITY
                                                                                                     SECURITIES IN ALL REGISTERED
                                                                                                         INVESTMENT COMPANIES
                                                  DOLLAR RANGE OF EQUITY                                OVERSEEN BY TRUSTEE IN
                                                        SECURITIES                                            FAMILY OF
NAME OF TRUSTEE                                        IN THE FUNDS                                      INVESTMENT COMPANIES
---------------                                   ----------------------                             ----------------------------

Thomas L. Braje           Small Cap Value Fund                                  $50,001-$100,000                >$100,000*
                          California Intermediate Tax-Free Bond Fund            > $100,000*

David A. Goldfarb         Diversified Money Market Fund                         $10,001-$50,000                 >$100,000*
                          Growth Fund                                           $10,001-$50,000
                          Large Cap Value Fund                                  $50,001-$100,000
                          Small Cap Value Fund                                  $10,001-$50,000
                          Value Momentum Fund                                   $1 - $10,000

Joseph C. Jaeger          Large Cap Value Fund                                  $10,001-$50,000              $10,001-$50,000

Frederick J. Long         Diversified Money Market Fund                         $50,001-$100,000                >$100,000*
                          Bond Fund                                             > $100,000*
                          Small Cap Value Fund                                  $10,001-$50,000

Michael L. Noel           Core Equity Fund                                      $1 - $10,000                    $1 - $10,000

Robert M. Whitler         100% U.S. Treasury Money Market Fund                  $50,001-$100,000            $50,000-$100,000
                          Diversified Money Market Fund                         $1 - $10,000


*        denotes greater than

         As of December 31, 2001, none of the independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust. Mr. Goldfarb has an unsecured line of credit with Union Bank of California with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2001, the amount outstanding was $50,000, which was the largest amount outstanding at any time during the two most recently completed calendar years. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank of California with a limit of $500,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $370,000. As of December 31, 2001, the amount outstanding was $200,000.

         The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Global Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Global Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Manager and Administrator" and "Distributor" below.

         The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark
Funds:

NAME                             POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER
----                             -------------------------------------------------------------
Timothy D. Barto                 SEI Investments Company, Vice President and Assistant Secretary
Teresita Ching                   HighMark Capital Management, Vice President and Senior Compliance Officer
Todd Cipperman                   SEI Investments Company, Vice President and General Counsel
James R. Foggo                   SEI Investments Company, Head of Operations
Lydia A. Gavalis                 SEI Investments Company, Vice President and Assistant Secretary
Peter Golden                     SEI Investments Company, Director of Mutual Fund Services
Christine McCullough             SEI Investments Company, Vice President and Assistant Secretary
John C. Munch                    SEI Investments Company, Vice President and Assistant Secretary
John Munera                      SEI Investments Company, Middle Office Compliance Officer
Margaret S. Silvers              Union Bank of California, Vice President and Bankwide Anti-Money Laundering Coordinator
Sherry Kajdan Vetterlein         SEI Investments Company, Vice President and Assistant Secretary
William E. Zitelli, Jr.          SEI Investments Company, Vice President and Assistant Secretary

         During the fiscal year ended July 31, 2002, fees paid to the disinterested Trustees for their services as Trustees aggregated $170,375. The following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 2002:


              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                      as Part of Fund                                Trustees
                                                         Expenses
              -------         ------------           ----------------      ---------------     -------------------
Thomas L. Braje                  $28,625                    None                  None              $28,625
David A. Goldfarb                $27,625                    None                  None              $27,625
Joseph C. Jaeger                 $27,250                    None                  None              $27,250
Frederick J. Long                $29,500                    None                  None              $29,500
Michael L. Noel                  $28,125                    None                  None              $28,125
Robert M. Whitler                $29,250                    None                  None              $29,250



         CODE OF ETHICS

         HighMark Funds, HighMark Capital Management, Inc., Deutsche Asset Management Investment Services, Ltd., LSV Asset Management, Waddell & Reed Investment Management Company, and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

         INVESTMENT ADVISER

         Investment advisory and management services are provided to each of the Funds by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). The Adviser is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California. The Adviser is a California corporation registered under the Investment Advisers Act of 1940. Union Bank of California serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. HighMark Capital Management, Inc. also serves as sub-administrator to each of the Funds pursuant to an agreement with SEI Investments Global Funds Services. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from each Fund as described in that Fund's Prospectus.

         For the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, HighMark Capital Management, Inc., received the following investment advisory fees:

                                           JULY 31, 2002            JULY 31, 2001            JULY 31, 2000
                                           -------------            -------------            -------------
                                                    Additional               Additional               Additional
                                         Net Fees     Amount      Net Fees     Amount      Net Fees     Amount
                                           Paid       Waived        Paid       Waived        Paid       Waived
                                           ----       ------        ----       ------        ----       ------
Balanced Fund                           $1,814,868        N/A    $2,304,018    $15,000    $2,629,148        N/A
Core Equity Fund                           691,633        N/A       399,767     20,000        13,988        N/A
Growth Fund                              1,390,171        N/A     3,249,533     60,000     3,033,121        N/A
International Equity Fund                  492,456     64,361     1,235,340        N/A     1,126,671        N/A
Large Cap Value Fund                     1,036,584        N/A     1,733,181        N/A     3,042,990     $9,869
Small Cap Value Fund                       850,613        N/A     1,391,514        N/A     1,121,508        N/A
Value Momentum Fund                      2,894,909        N/A     4,029,427     45,000     4,990,873        N/A
Bond Fund                                2,787,821        N/A     2,665,174        N/A     1,635,743        N/A
California Intermediate Tax-Free
Bond Fund                                  545,843    545,836       432,414    479,414       332,782    499,173
100% U.S. Treasury Money Market Fund     4,061,364    507,942     3,544,214    708,843     3,167,874    633,575
California Tax-Free Money Market Fund    1,293,863    646,931     1,263,627    631,814     1,195,998    774,300
Diversified Money Market Fund           14,113,657        N/A    12,910,197     96,000    10,504,156        N/A
U.S. Government Money Market Fund        1,931,139        N/A     1,611,366     40,000     1,522,053        N/A

         1 See "ADDITIONAL INFORMATION - Miscellaneous" for an explanation of the different fiscal year ends for each Fund.

         SUB-ADVISERS

         GROWTH FUND. Pursuant to a sub-advisory agreement dated October 1, 2001, between the Adviser and Waddell & Reed Investment Management Company ("WRIMCO"), WRIMCO provides investment advisory services to the Growth Fund. Under its sub-advisory agreement, WRIMCO is entitled to an annual fee, paid monthly, of 0.30% of the average daily net assets of the Fund. Such fee is paid by the Adviser, and WRIMCO receives no fees directly from the Growth Fund.

         INTERNATIONAL EQUITY FUND. Pursuant to a sub-advisory agreement dated February 28, 2001, between the Adviser and Deutsche Asset Management Investment Services, Ltd. ("Deutsche Ltd."), Deutsche Ltd. provides investment advisory services to the International Equity Fund. Under its sub-advisory agreement, Deutsche Ltd. is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund allocated to Deutsche Ltd. as follows:


         FUND ASSETS            RATE AS A PERCENTAGE OF AVERAGE NET ASSETS
         -----------            ------------------------------------------
         Up to $250 million     0.60%
         Over $250 million      0.50%

         Such fee is paid by the Adviser, and Deutsche Ltd. receives no fees directly from the International Equity Fund. For the fiscal year ended July 31, 2002, Deutsche Ltd. received sub-advisory fees of $104,124. From November 30, 2001 through July 31, 2002, Deutsche Asset Management, Inc. ("Deutsche Inc.") served as sub-adviser to the Fund. For the fiscal year ended

July 31, 2002, Deutsche Inc. received sub-advisory fees of $140,462. Both Deutsche Ltd. and Deutsche Inc. are indirect wholly owned subsidiaries of Deutsche Bank AG.

         Prior to November 30, 2001, AXA Investment Managers GS Ltd. ("AXA") also served as a sub-adviser to the Fund. For the fiscal years ended July 31, 2001 and July 31, 2000, AXA received sub-advisory fees of $312,890 and $595,383, respectively.

         SMALL CAP VALUE FUND. Pursuant to a sub-advisory agreement dated October 1, 2001, between the Adviser and LSV Asset Management ("LSV"), LSV provides investment advisory services to the Small Cap Value Fund. Under its sub-advisory agreement, LSV is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund allocated to LSV as follows:

  FUND ASSETS                        RATE AS A PERCENTAGE OF AVERAGE NET ASSETS
  -----------                        ------------------------------------------
  Up to $50 million                                    0.65%
  Between $50 million and $100 million                 0.55%
  Over $100 million                                    0.50%

         Such fee is paid by the Adviser, and LSV receives no fees directly from the Small Cap Value Fund.

         SEI Funds, Inc., a minority general partner of LSV, is an affiliate of HighMark Funds' administrator and distributor, SEI Investments Global Funds Services and SEI Investments Distribution Co. No Trustee of the Trust has owned any securities, or has had any material interest in, or a material interest in a material transaction with, LSV or its affiliates since the beginning of the Fund's most recent fiscal year. No officer or Trustee of the Trust is an officer, employee, director, general partner or shareholder of LSV.

         Prior to March 1, 2001, Brandes served as the sub-adviser to a portion of the Small Cap Value Fund's assets. For the fiscal years ended July 31, 2001 and July 31, 2000, Brandes received sub-advisory fees of $85,008 and $134,781, respectively.

         PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund and the California Tax-Free Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Growth Fund, the Large Cap Value Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund and the Small Cap Value Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Advisers and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Advisers in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

         To the extent permitted by applicable rules and regulations, the Adviser or Sub-Advisers may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for each Fund of HighMark Funds are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Advisers. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Advisers believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Advisers, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:


                                                 Fiscal Year Ended
                                                 -----------------
                                July 31, 2002       July 31, 2001      July 31, 2000
                                -------------       -------------      -------------
Balanced Fund                   $   127,283          $  119,077         $  241,737
Core Equity Fund                    123,571              92,204             23,630
Growth Fund                         624,301             317,628            898,490
International Equity Fund           203,523             434,752            283,718
Large Cap Value Fund              1,508,144           1,211,687          1,665,916
Small Cap Value Fund                358,444           1,029,913            386,720
Value Momentum Fund                 186,674             202,566            266,346

         BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

         In determining to approve the most recent annual extensions of the Investment Advisory Agreement with respect to each of the Funds and the sub-advisory agreements with respect to the Growth Fund, the Small Cap Value Fund, and the International Equity Fund (collectively, the "Advisory Agreements"), the Board of Trustees met over the course of the year with the relevant investment advisory personnel from the Adviser and the Sub-Advisers (collectively, the "Advisers") and considered information provided by the Advisers relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreements. The Trustees also took into account the time and attention devoted by senior management to each of the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisers to the Funds were appropriate to fulfill effectively the Advisers' duties under the Advisory Agreements. The Trustees also considered the business reputation of the Advisers, their financial resources and their professional liability insurance coverage and concluded that the Advisers would be able to meet any reasonably foreseeable obligations under the Advisory Agreements.

         The Trustees received information concerning the investment philosophy and investment process applied by the Advisers in managing the Funds. In this connection, the Trustees considered the Advisers' in-house research capabilities as well as other resources available to the Advisers' personnel, including research services available to the Advisers as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisers' investment processes, research capabilities and philosophies were well suited to the respective Funds, given the Funds' investment objectives and policies.

         The Trustees considered the scope of the services provided by the Advisers to the Funds under the Advisory Agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the Advisers' standards of care were comparable to those found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the Advisers' services to the Funds was consistent with the Funds' operational requirements, including, in addition to their investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services provided by the Advisers to the Funds. The Trustees evaluated the Advisers' records with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Advisers designed to fulfill the Advisers' fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers' code of ethics (regulating the personal trading of its officers and employees) (see "Code of Ethics" above), the procedures by which the Advisers allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Advisers in these matters. The Trustees also received information concerning standards of the Advisers with respect to the execution of portfolio transactions. See "Portfolio Transactions" above.

         The Trustees considered the Advisers' management of non-advisory services provided by persons other than the Advisers by reference, among other things, to the Funds' total expenses and the reputation of the Funds' other service providers. See "Expenses" below. The Trustees also considered information provided by third parties relating to the Funds' investment performance relative to their performance benchmarks, relative to other similar accounts managed by the Advisers and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one, five and ten year calendar year periods when applicable, performance under different market conditions and during different legs of the market cycle, the volatility of the Funds' returns, as well as factors identified by the Advisers as contributing to the Funds' performance. The Trustees concluded that the scope and quality of the Advisers' services, including the investment performance of each of the Funds, was sufficient, in light of market conditions, performance attribution, the resources brought to bear by the Advisers, the integrity of the Advisers, their personnel and systems, and the financial resources of the Advisers, to merit reapproval of the Advisory Agreements for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreements. The Trustees reviewed information supplied by third parties concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisers. The Trustees evaluated the Advisers' profitability with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisers, but also took into account so-called "fallout benefits" to the Advisers such as reputational value derived from serving as investment adviser to the Fund and with respect to the Equity Funds, the research services available to the Advisers by reason of brokerage commissions generated by the Funds' turnover. In evaluating each Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds, including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds.

         Based on the foregoing, the Trustees concluded that the fees to be paid the Advisers under the Advisory Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers.

         ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Global Funds Services (formerly, "SEI Investments Mutual Funds Services") (the "Administrator") serves as administrator to each of the Funds pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

         Pursuant to the Administration Agreement, the Administrator provides the Funds with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to HighMark Capital Management, Inc.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Funds. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Funds.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:


                                                                Fiscal Year Ended
                                                                -----------------

                                     July 31, 2002                July 31, 2001                  July 31, 2000
                                     -------------                -------------                  -------------
                                             Additional                    Additional                    Additional
                                                 Amount                        Amount                        Amount
                               Net Fees Paid     Waived      Net Fees Paid     Waived      Net Fees Paid     Waived
                               -------------     ------      -------------     ------      -------------     ------
Balanced Fund                   $   544,454    $  60,495      $  695,705     $  77,301      $  788,745     $  87,638
Core Equity Fund                    207,492       23,053         125,930        13,992           4,197           466
Growth Fund                         417,054       46,339         992,860       110,318       1,447,427       160,825
International Equity Fund           105,250       11,701         234,065        26,007         213,475        23,719
Large Cap Value Fund                310,981       34,553         519,954        57,773         733,897       280,433
Small Cap Value Fund                153,113       17,012         250,473        27,830         201,854        22,428
Value Momentum Fund                 868,473       96,497       1,220,727       136,748       1,497,262       166,362
Bond Fund                         1,003,564      111,506         959,329       106,592         588,867        65,430
California Intermediate             392,992       43,666         328,618        36,513         299,504        33,278
Tax-Free Bond Fund
100% U.S. Treasury Money          2,741,521      304,627       2,604,162       231,209       2,280,869       253,430
Market Fund
California Tax-Free Money         1,164,470      129,385       1,144,036       119,592       1,182,179       131,353
Market Fund
Diversified Money Market Fund     8,468,812      940,974       7,911,594       759,204       6,302,494       700,277
U.S. Government Money
Market Fund                       1,158,651      128,738         999,727       101,184         913,232       101,470

         The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 2002. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2003. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.10% of each Fund's average daily net assets.

         GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Highmark Capital Management, Inc. also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

         SHAREHOLDER SERVICES PLANS

         HighMark Funds has adopted three Shareholder Services Plans, one for Fiduciary Shares, one for Class A Shares, and one for Class B Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of a Fund. In consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of a Fund, pursuant to each plan. A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Fiduciary and Class A Shares of the Large Cap Value Fund, Growth Fund, International Equity Fund, Small Cap Value Fund, Balanced Fund, Value Momentum Fund, and Core Equity Fund; 0.02% for the Fiduciary and Class A Shares of the Bond Fund, and 0.00% for the Fiduciary Class and Class A Shares of the California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund.


         The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of a Fund.

         As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

         EXPENSES

         HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Global Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

         DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Funds pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Shares and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

         The Distribution Agreements were renewed for a one-year term on July 31, 2002 and, unless sooner terminated, will continue in effect until July 31, 2003 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

         THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class B Shares, pursuant to the Class B Distribution Plan, one percent (1.00%) of the average daily net assets attributable to that Fund's

Class C Shares, pursuant to the Class C Distribution Plan and fifty-five one-hundredths of one percent (0.55%) of the average daily net assets attributable to that Fund's Class S Shares, pursuant to the Class S Distribution Plan.

         For the fiscal year ended July 31, 2002, the Distributor received the following distribution fees with respect to the sale of Class A Shares, Class B Shares, Class C Shares and Class S Shares from the following Funds:

Fund                                          Class A Shares           Class B Shares         Class C Shares   Class S Shares
----                                          --------------           --------------         --------------   --------------


                                              Net     Additional        Net      Additional
                                              Fees      Amount          Fees       Amount
                                              Paid      Waived          Paid       Waived
                                              ----      ------          ----       ------
Balanced Fund                              $   21,688       --       $37,616         --         $  1,562                  --
Core Equity Fund                                4,762       --        19,267         --               --                  --
Growth Fund                                    40,392       --        92,502         --            7,934                  --
International Equity Fund                       2,263       --         4,855         --              134                  --
Large Cap Value Fund                          102,085       --        21,652         --              436                  --
Small Cap Value Fund                           27,731       --        53,834         --            8,966                  --
Value Momentum Fund                            85,377       --        73,168         --           10,878                  --
Bond Fund                                          --   71,233            --      37,888              --                  --
California Intermediate Tax-Free Bond Fund         --  219,708            --      42,464              --                  --
100% U.S. Treasury Money Market Fund          637,668       --            --                          --          $4,233,192
California Tax-Free Money Market Fund         667,419       --            --         --               --             500,663
Diversified Money Market Fund               2,135,159       --            --         --               --           8,839,213
U.S. Government Money Market Fund             118,063       --        10,989         --               --             680,505

         The Distributor may use the distribution fee applicable to a Fund's Class A, Class B, Class C and Class S Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B, Class C and Class S Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B, Class C and Class S Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A, Class B, Class C and Class S Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning a Fund's Class A, Class B, Class C and Class S Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

         Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

         The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C or Class S Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of that Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

         TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company performs transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of

February 15, 1997 (the "Transfer Agency Agreement"). As each Fund's transfer agent, State Street Bank and Trust Company processes purchases and redemptions of each Fund's Shares and maintains each Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholder's account.

         Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         Union Bank of California, N.A. serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

         Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         INDEPENDENT ACCOUNTANTS

         The financial statements of HighMark Funds for the period ended July 31, 2002, incorporated by reference into this Statement of Additional Information, have been audited by Deloitte and Touche LLP, independent accountants, as set forth in their report dated September 13, 2002 also incorporated by reference into this Statement of Additional Information, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

         LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

         DESCRIPTION OF SHARES

         HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fifteen series of Shares, representing units of beneficial interest in the Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. Class I Shares are not currently being offered. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class B, Class C and Class S shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

         Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

         SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However,

HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

         CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Funds and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Funds and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of each of the Funds.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds. In addition, the California Tax- Free Fund may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         The 7-day yield of each class of Shares of a Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of that class over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The 7-day effective yield of each class of Shares of a Fund represents a compounding of the yield of that class by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         The yield and effective yield for the seven-day period ending July 31, 2002, for the Money Market Funds are shown below:

                                                  Yield                             Effective Yield
                                                  -----                             ---------------
                                    Class A Class B  Class S  Fiduciary    Class A  Class B  Class S  Fiduciary
                                    ------- -------  -------  ---------    -------  -------  -------  ---------
100% U.S. Treasury Money Market Fund  1.05%      --     0.75%     1.30%      1.05%       --    0.75%     1.30%
California Tax-Free Money Market Fund 0.76%      --     0.46%     1.01%      0.77%       --    0.46%     1.02%
Diversified Money Market Fund         1.18%      --     0.89%     1.43%      1.19%       --    0.89%     1.44%
U.S. Government Money Market Fund     1.05%      --     0.75%     1.30%      1.05%       --    0.75%     1.30%

         A Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

         Standardized Yield = 2 [(a-b + 1)(6) - 1]
                                    --------------
                                          cd

The symbols above represent the following factors:

a =      dividends and interest earned during the 30-day period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

         The yield and effective yield for the 30-day period ending July 31, 2002, for the Money Market Funds and Fixed Income Funds are shown below:

                                                           Yield                           Effective Yield
                                                           -----                           ---------------
                                             Class A Class B  Class S  Fiduciary  Class A  Class B  Class S  Fiduciary
                                             ------- -------  -------  ---------  -------  -------  -------  ---------
100% U.S. Treasury Money Market Fund          1.04%       --     0.74%   1.29%     1.05%       --     0.75%    1.30%
California Tax-Free Money
     Market Fund                              0.67%       --     0.37%   0.92%     0.68%       --     0.38%    0.93%
Diversified Money Market Fund                 1.19%       --     0.89%   1.44%     1.20%       --     0.90%    1.45%
U.S. Government Money Market Fund             1.07%    0.32%     0.77%   1.32%     1.07%     0.32%    0.77%    1.33%
Bond Fund                                     5.32%    4.50%        --   5.44%        --       --        --       --
California Intermediate Tax-Free Bond Fund    2.45%    1.54%        --   2.53%        --       --        --       --

         The tax-equivalent yield of each class of Shares of the California Tax-Free Fund was computed by dividing that portion of the yield of that class that is tax-exempt by 1 minus the stated income tax rate (or rates) and adding the product to that portion, if any, of the yield of the Class that is not tax-exempt. The tax-equivalent effective yield of each class of Shares was computed by dividing that portion of the effective yield of that class which is tax-exempt by 1 minus the stated income tax rate (or rates) and adding to that portion, if any, of the effective yield of that class that is not tax-exempt.

         The tax-equivalent yield and tax-equivalent effective yield for the California Tax-Free Money Market Fund for the 7-day and 30-day periods ended July 31, 2002 are shown below:

                                                Tax-Equivalent                    Tax-Equivalent
                                                   Yield                          Effective Yield
                                                   -----                          ---------------
                                        Class A   Class S Fiduciary        Class A    Class S    Fiduciary
                                        -------   ------- ---------        -------    -------    ---------
Using a 39.6% Fed. Income Tax Rate
 a.  7-day                                1.26%     0.76%    1.67%           1.27%      0.76%      1.69%
 b.  30-day                               1.11%     0.61%    1.52%           1.13%      0.63%      1.54%

Using a 39.6% Fed. Income Tax
Rate and 9.3% Cal. Personal
Income Tax Rate
---------------
 a.  7-day                                1.39%     0.84%    1.84%           1.41%      0.84%      1.86%
 b.  30-day                               1.22%     0.68%    1.68%           1.24%      0.69%      1.70%

         The tax-equivalent yield for the California Intermediate Tax-Free Bond Fund for the 30-day period ended July 31, 2002 is shown below:

                                               Tax-Equivalent
                                                   Yield
                                                --------------
                                        Class A   Class B Fiduciary
                                        -------   ------- ---------
Using a 39.6% Fed. Income Tax Rate        4.06%   2.55%    4.19%

Using a 39.6% Fed. Income Tax
Rate and 9.3% Cal. Personal
Income Tax Rate                           4.47%   2.81%    4.62%

         Each Fund's respective average annual total return over periods of 1, 5 and 10 years (up to the life of the Fund or Class) is calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) is then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

         The performance figures relating to the Class A Shares and Class B Shares reflect the sales charge and distribution fees to which each Class is subject. Because only Class A Shares and Class B Shares bear the expense of the fee, if any, under the Distribution Plan and a sales charge, total return and yield relating to a Fund's Class A Shares and Class B Shares will be lower than that relating to the Fund's Fiduciary Shares.


         The average total return for the Class A Shares of each Fund, computed as of July 31, 2002, is shown in the table below:

                                                          Class A Shares
                                                    Average Annual Total Return

                              Fund/Class
                             Commencement       One                 Five               Ten                     Life of
Fund Name                    of Operations      Year                Years              Years                    Fund
---------                    -------------    ---------           ---------           ----------             ----------
                                              With    Without     With    Without     With     Without       With     Without
                                              Sales   Sales       Sales   Sales       Sales    Sales         Sales    Sales
                                              Load*   Load        Load*   Load        Load*    Load          Load*    Load
                                              -----   ----        -----   ----        -----    ----          -----    ----
Balanced Fund4               11/13/92       -19.20%  -14.47%     -1.89%   -0.77%      5.88%10  6.48%10      6.82%10    7.34%10
Core Equity Fund             06/30/00       -28.61%  -24.46%         --       --        --       --       -21.52%12  -19.45%12
Growth Fund                  06/20/94       -28.98%  -24.85%     -9.42%   -8.39%        --       --         2.65%13    3.32%
International Equity Fund    11/30/99       -20.94%  -16.34%     -7.50%2  -6.44%2       --       --        -2.24%2    -1.50%2
Large Cap Value Fund         06/20/94       -28.67%  -24.55%     -4.77%   -3.69%      5.71%1   6.31%1      10.16%1    10.49%1
Small Cap Value Fund         09/17/98        -5.62%   -0.16%         --       --        --       --         7.63%      9.21%
Value Momentum Fund5         04/02/92       -24.64%  -20.25%     -0.86%    0.27%      9.22%11  9.84%11     10.16%11   10.70%11
Bond Fund                    06/20/94         0.67%    4.03%      5.36%    6.07%      5.73%3   6.08%3       8.32%3     8.51%3
California Intermediate
      Tax-Free Bond Fund6    10/15/93         2.43%    5.91%      4.62%    5.32%        --       --         4.70%      5.10%
National  Intermediate
     Tax-Free Bond Fund7     02/17/89         2.65%    5.06%      3.82%    4.30%      4.31%    4.55%        5.17%      5.35%
100% U.S. Treasury
     Money Market Fund       12/01/90           --     1.67%        --     4.03%        --     3.95%          --       4.09%
California Tax-Free
     Money Market Fund8      06/25/91           --     1.02%        --     2.33%        --     2.43%          --       2.49%
Diversified Money Market
     Fund9                   05/28/91           --     1.83%        --     4.35%        --     4.23%          --       4.28%
U.S. Government Money
     Market Fund             12/01/90           --     1.67%        --     4.20%        --     4.09%          --       4.21%

------------------------------------
* Reflects maximum sales charge (5.50% for the Equity Funds, 3.25% for the Bond Fund and 2.25% for the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund).

1 Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

2 Prior to 11/30/99, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/1/95. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

3 Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/15/84. The performance of Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

4 Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

5 Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

6 Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

7 Prior to October 18, 2002, performance data is based on the performance of a common trust fund managed by HighMark Capital Management, Inc. before the effective date of the registration statement of the Fund. The common trust fund was not registered under the 1940 Act and was not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The common trust fund did not charge any expenses. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes. Performance of the common trust fund has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by each class of the Fund upon its inception.

8 Performance data includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

9 Performance data includes the performance of the Stepstone Diversified Money Market Fund for the period prior to its consolidation with the HighMark Diversified Fund on 4/25/97.

10 Prior to 11/13/92, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

11 Prior to 4/2/92, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


12 Prior to 6/30/00, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 5/31/00. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

13 Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 11/18/93. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


         The average total return for the Class B Shares of each Fund, computed as of July 31, 2002, is shown in the table below:

                                                          Class B Shares
                                                    Average Annual Total Return

                               Fund/Class
                              Commencement        One                  Five                 Ten                   Life of
Fund Name                     of Operations       Year                 Years                Years                 Fund
---------                     -------------       ----                 -----                -----                 ----
                                              With    Without      With    Without      With     Without     With     Without
                                              Sales   Sales        Sales   Sales        Sales    Sales       Sales    Sales
                                              Load*   Load         Load*   Load         Load*    Load        Load*    Load
                                              ----    ----         ----    ----         ----     ----        ----     ----
Balanced Fund                 02/02/98      -19.12%  -15.02%    -1.60%1  -1.31%1      6.25%1    6.25%1      7.15%1    7.15%1
Core Equity Fund              06/30/00      -28.68%  -24.93%         --       --          --        --     -21.04%   -19.93%
Growth Fund                   02/02/98      -29.09%  -25.36%    -9.11%2  -8.90%2          --        --      2.98%2    2.98%2
International Equity Fund     11/30/99      -20.97%  -16.81%    -7.03%4  -6.70%4          --        --     -1.68%4   -1.68%4
Large Cap Value Fund          02/02/98      -28.71%  -24.97%    -4.42%3  -4.21%3      6.01%3    6.01%3    -10.33%3  -10.33%3
Small Cap Value Fund          09/17/98       -5.49%   -0.79%         --       --          --        --       7.99%     8.61%
Value Momentum Fund           02/02/98      -24.42%  -20.71%    -0.65%5  -0.33%5      9.56%5    9.56%5    -10.45%5  -10.45%5
Bond Fund                     11/30/00       -1.87%    3.03%     5.39%6   5.71%6      5.96%6    5.96%6      8.45%6    8.45%6
California Intermediate
  Tax-Free Bond Fund          11/30/99       -0.16%    4.84%     4.45%7    4.78%7          --       --      4.82%7    4.82%7
National Intermediate
  Tax-Free Bond Fund8          2/17/89        2.35%    7.35%      3.81%     4.14%       4.52%    4.52%       4.52%    4.84%
U.S. Government
  Money Market Fund           02/02/98       -4.08%    0.92%     3.21%9    3.56%9      3.77%9   3.77%9      4.79%9    4.79%9
----------------------------------------------

* Reflects maximum CDSC of 5.00%.

1 Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

2 Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 11/18/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

3 Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

4 Prior to 11/30/99, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/95. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

5 Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

6 Prior to 11/30/00, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/15/84. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

7 Prior to 11/30/99, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 10/15/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

8 Prior to October 18, 2002, performance data is based on the performance of a common trust fund managed by HighMark Capital Management, Inc. before the effective date of the registration statement of the Fund. The common trust fund was not registered under the 1940 Act and was not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The common trust fund did not charge any expenses. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes. Performance of the common trust fund has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by each class of the Fund upon its inception.

9 Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

         The average total return for the Class C Shares of each Fund, computed as of July 31, 2002, is shown in the table below:

                                                          Class C Shares
                                                    Average Annual Total Return

                               Fund/Class
                              Commencement        One                  Five                 Ten                   Life of
Fund Name                     of Operations       Year                 Years                Years                 Fund
---------                     -------------    --------------       --------------       ---------------      ---------------
                                               With    Without      With    Without      With     Without     With     Without
                                               Sales   Sales        Sales   Sales        Sales    Sales       Sales    Sales
                                               Load*   Load         Load*   Load         Load*    Load        Load*    Load
                                               -----   ----         -----   ----         -----    ----        -----    ----
Balanced Fund                 11/30/99       -15.82%  -15.00%     -0.99%1  -0.99%1      6.42%1    6.42%1     -7.30%1   -7.30%1
Growth Fund                   11/30/99       -26.19%  -25.45%     -8.61%2  -8.61%2          --        --     -3.17%2   -8.17%2
International Equity Fund     11/30/99       -17.65%  -16.81%     -6.70%3  -6.70%3          --        --     -1.68%3   -1.68%3
Large Cap Value Fund          11/30/99       -25.71%  -24.97%     -3.88%4  -3.88%4      6.19%4    6.19%4     10.43%4   10.43%4
Small Cap Value Fund          11/30/99        -1.73%   -0.79%        --       --          --        --        8.93%5    8.93%5
Value Momentum Fund           11/30/99       -21.53%  -20.79%      0.02%6   0.02%6      9.75%6    9.75%6     10.62%6   10.62%6

* Reflects maximum CDSC of 1.00%.

1 Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

2 Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 11/18/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

3 Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/1/95. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

4 Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

5 Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 9/17/98. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

6 Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


         The average total return for the Class S Shares of each Fund, computed as of July 31, 2002, is shown in the table below:

                           Average Annual Total Return
                                 Class S Shares

                              Fund/Class
                             Commencement     One    Five      Ten    Life of
Fund Name                    of Operations    Year   Years    Years   Fund
---------                    -------------    ----   -----    -----   --------
100% U.S. Treasury
       Money Market Fund        09/30/99      1.36%   3.97%1  3.92%1    4.87%1
California Tax-Free
       Money Market Fund        09/30/99      0.72%   2.27%2  2.56%2    2.65%2
Diversified Money Market Fund   09/30/99      1.52%   4.29%3  4.32%3    4.43%3
U.S. Government  Money Market
       Fund                     09/30/99      1.37%   4.14%4  4.06%4    4.99%4
-----------------------------------------

1 Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of the Fiduciary Shares does not reflect the Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

2 Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance, which were first offered 6/10/91. The performance of the Fiduciary Shares does not reflect the Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

3 Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares does not reflect the Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

4 Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of the Fiduciary Shares does not reflect the Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.



         The average total return for the Fiduciary Shares of each Fund, computed as of July 31, 2002, is shown in the table below:

                                Fiduciary Shares
                           Average Annual Total Return

                            Fund/Class
                            Commencement        One        Five       Ten        Life of
Fund Name                   of Operations       Year       Years      Years      Fund
---------                   -------------       ----       -----      -----      -------
Balanced Fund1              02/01/91         -14.24%     -0.51%        6.68%       7.52%
Core Equity Fund            05/31/00         -24.25%         --           --     -19.23%
Growth Fund                 11/18/93         -24.77%     -8.19%           --       3.44%
International Equity Fund2  02/01/95         -16.11%     -6.27%           --      -1.38%
Large Cap Value Fund3       02/09/84         -24.31%     -3.42%        6.45%      10.57%
Small Cap Value Fund        09/17/98           0.10%         --           --       9.53%
Value Momentum Fund4        02/01/91         -20.06%      0.51%       10.02%      10.86%
Bond Fund5                  02/15/84           4.09%      6.07%        6.15%       8.55%
California Intermediate
    Tax-Free Bond Fund6     10/15/93           5.89%      5.35%           --       5.14%
National Intermediate
    Tax-Free Bond Fund7     2/17/89            5.42%      4.58%        4.82%       5.62%
100% U.S. Treasury Money
    Market Fund             08/10/87           1.92%      4.29%        4.08%       4.97%
California Tax-Free
    Money Market Fund8      06/10/91           1.27%      2.59%        2.72%       2.79%
Diversified Money Market
    Fund9                   02/02/91           2.08%      4.61%        4.48%       4.57%
U.S. Government Money
    Market Fund             08/10/87           1.93%      4.46%        4.23%       5.10%

1 Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

2 Performance data includes the performance of the Stepstone International Equity Fund for the period prior to its consolidation with the HighMark International Equity Fund on 4/25/97.

3 Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund on 6/23/88.

4 Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

5 Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

6 Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

7 Prior to October 18, 2002, performance data is based on the performance of a common trust fund managed by HighMark Capital Management, Inc. before the effective date of the registration statement of the Fund. The common trust fund was not registered under the 1940 Act and was not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The common trust fund did not charge any expenses. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes. Performance of the common trust fund has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by each class of the Fund upon its inception.

8 Performance data includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

9 Performance data includes the performance of the Stepstone Diversified Money Market Fund for the period prior to its consolidation with the HighMark Diversified Fund on 4/25/97.

         Because each class of Shares of a Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

         MISCELLANEOUS

         Prior to April 28, 1997, the California Tax-Free Money Market Fund, the Value Momentum Fund, the International Equity Fund, and the California Intermediate Tax-Free Bond Fund were Stepstone Funds.

         Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

         HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The 2002 Annual Report to Shareholders of HighMark Funds is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 2002. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.


         As of November 4, 2002, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark

Funds. As of November 4, 2002, UBOC DB Retiree Healthcare beneficially owned 27.17% of the outstanding voting securities of the HighMark Balanced Fund.

         As of November 4, 2002, HighMark Funds believes that Union Bank of California was the shareholder of record of 100.00% of the Fiduciary Shares of the Core Equity Fund, 99.65% of the Fiduciary Shares of the Growth Fund, 99.23% of the Fiduciary Shares of the Large Cap Value Fund, 74.74% of the Fiduciary Shares of the International Equity Fund, 99.93% of the Fiduciary Shares of the Balanced Fund, 98.86% of the Fiduciary Shares of the Bond Fund, 98.61% of the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund, 100% of the Fiduciary Shares of the National Intermediate Tax-Free Bond Fund, 99.25% of the Fiduciary Shares of the Value Momentum Fund, 98.52% of the Fiduciary Shares of the Small Cap Value Fund, 98.33% of the Fiduciary Shares of the U. S. Government Money Market Fund, 99.98% of the Fiduciary Shares of the Diversified Money Market Fund, 99.97% of the Fiduciary Shares of the 100% U. S. Treasury Money Market Fund and 99.99% of the Fiduciary Shares of the California Tax-Free Money Market Fund.

         As of November 4, 2001, HighMark Funds believes that Union Bank of California had investment authority with respect to 100.00% of the Core Equity Fund Fiduciary Shares, 62.72% of the Growth Fund Fiduciary Shares, 52.73% of the Large Cap Value Fund Fiduciary Shares, 64.00% of the International Equity Fund Fiduciary Shares, 38.67% of the Balanced Fund Fiduciary Shares, 67.90% of the Bond Fund Fiduciary Shares, 97.45% of the California Intermediate Tax-Free Bond Fund Fiduciary Shares, 99.89% of the National Intermediate Tax-Free Bond Fund Fiduciary Shares, 47.35% of the Value Momentum Fund Fiduciary Shares, 92.75% of the Small Cap Value Fund Fiduciary Shares, 6.12% of the U.S. Government Money Market Fund Fiduciary Shares, 15.52% of the Diversified Money Market Fund Fiduciary Shares, 12.24% of the 100% U.S. Treasury Money Market Fund Fiduciary Shares, and 40.38% of the California Tax-Free Money Market Fund Fiduciary Shares.

         The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of November 4, 2002.

                                5% OR MORE OWNERS
                                -----------------

                         BALANCED FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Ty Yeh Investments LP                                          10.07%
A Partnership
2048 Studebaker Rd.
Long Beach, CA  90815-3539


                         BALANCED FUND - CLASS C SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Suzanne M. Markowsky TTEE                                     17.92%
David G. Azoff TTEE
Azoff Family Trust U/A DTD 5/25/95
10802 W. 116th Ter.
Overland Park, KS  66210-3857

Union Bank of California Cust.                                12.08%
IRA of Manuel Gomez
Rollover
944 Hamilton Lane
Escondido, CA  92029-4426

Union Bank of California Cust.                                51.80%
IRA of Joe K. Shintaku
Rollover
1349 3rd Avenue
San Francisco, CA  94122-2718

Wells Fargo Investments LLC                                    5.67%
A/C 7193-2194
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

                        BALANCED FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

UBOC DB Retiree Healthcare                                    28.92%
Union Bank of California
400 California Street
San Francisco, CA  94104

Select Benefit of UBOC 401(k) Plan                            16.88%
Union Bank of California
Controllers Division
P. O. Box 45000
San Francisco, CA  94145-0001

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                99.93%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

                        CORE EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Barbara and Andrew Leigh Family                               36.08%
Andrew M. Leigh
U/A 11/8/94
15961 Royal Oak Road
Encino, CA  91436-3911

                       CORE EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                100.0%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

                          GROWTH FUND - CLASS C SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

RBC Dain Rauscher FBO                                          8.31%
Nancy Wempe, Succsr TTEE
Helen L. Calvelli Rev Trust
UA DTD 09/16/99 910 Fallowfield Ln.
Watsonville, CA  95076-9774

Union Bank of California Cust.                                23.54%
IRA of David Miller
Rollover
1408 Hawthorne Ter.
Berkeley, CA  94708-1804

Union Bank of California Cust.                                 5.38%
IRA of Socrates Mamakos
Rollover
3990 Clay Street
San Francisco, CA  94118-1624

                         GROWTH FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

NUMMI Hourly Retirement Plan                                   8.26%
Attn:  Jorge Young
45500 Fremont Blvd.
Fremont, CA  94538-6368

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                99.65%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 84584
San Diego, CA  92186-5484


                      LARGE CAP VALUE FUND - CLASS C SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Union Bank of California Cust.                                19.24%
IRA of Janet E. Potter
Rollover/UBOC
2760 Pine Street
San Francisco, CA  94115-2523

Union Bank of California Cust.                                17.51%
IRA of Elena C. La Clair
Rollover
106 Greenwood Dr.
South San Francisco, CA  94080-5837

Wells Fargo Investments LLC                                   24.73%
A/C 7193-2194
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

Wells Fargo Investments LLC                                   13.74%
A/C 2168-4323
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

Wells Fargo Investments LLC                                   12.87%
A/C 1586-2363
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

State Street Bank & Trust Co.                                  5.87%
Cust. for the IRA of
FBO Gary D. Fisher
1424 Burlington Drive
Plano, TX  75025-3419

                     LARGE CAP VALUE FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

Select Benefit Komatsu Savings Plan                           14.59%
440 N. Fairway Dr.
Vernon Hills, IL  60061-1836

Mathilda Swall TW                                              7.80%
c/o Union Bank of California
Attn:  Sue Boone
700 L Street
Sacramento, CA  95814

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                99.23%
c/o Union Bank
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

                   INTERNATIONAL EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Bear Stearns Securities Corp.                                 42.03%
FBO 044-84488-11
1 Metrotech Center North
Brooklyn, NY  11201-3870

Dain Rauscher Inc. FBO                                        19.86%
Dr. Joseph Nemeth
1424 Echo Lane
Bloomfield, MI  48302-1939

                   INTERNATIONAL EQUITY FUND - CLASS B SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

CIBC World Markets Corp.                                       7.77%
FBO 024-74562-13
P.O. Box 3484
Church Street Station
New York, NY  10008-3484


                   INTERNATIONAL EQUITY FUND - CLASS C SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

State Street Bank & Trust Co.                                  9.72%
Cust. for the IRA R/O
FBO Rodney A. Harrison
2410 N. Post Street
Spokane, WA  99205-3251

Rosemary Mercurio                                             25.36%
8840 W. Kimberly Way
Peoria, AZ  85382-8721

State Street Bank & Trust Co.                                 26.50%
Cust. for the IRA of
FBO Ronald D. Noon
P.O. Box 893
Orinda, CA  94563-0888

State Street Bank & Trust Co.                                 23.61%
Cust. for the IRA of
FBO Hiroshi Nakai
138 15th Avenue
San Francisco, CA  94118-1011

HighMark Capital Management                                    5.38%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

State Street Bank & Trust Co.                                  5.12%
Cust. for the IRA of
Joyce T. Nakai
138 15th Avenue
San Francisco, CA  94118-1011

                  INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

Tokio Marine Mgmt Ret Pln-Committee                            6.16%
Union Bank of California, N.A.
P.O. Box 85643
San Diego, CA  92186-5643

NUMMI Hourly Retirement Plan                                  16.99%
Attn: Jorge Young
45500 Fremont Blvd.
Fremont, CA 94538-6368

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------


BNP Paribas Securities Services/AXA                           7.53%

66 Rue de la Victoire
Secteur 246-Laurent Milleville
75009 Paris, France

Lane & Company                                                74.74%
c/o Union Bank of California
Attn: Kathleen Heilman
P. O. Box 85484
San Diego, CA  92186-5484

                      SMALL CAP VALUE FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------


Charles Schwab & Co. Inc.                                     19.26%
FBO Exclusive Customers
101 Montgomery Street
San Francisco, CA  94104-4122

R. Ken Coit                                                    6.09%
1655 North Main #270
Walnut Creek, CA  94596-4688


                      SMALL CAP VALUE FUND - CLASS C SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

First Trust Corporation                                        8.75%
TTEE Kathryn A. Searls
A/C #001930150001 11/26/1997
P.O. Box 173301
Denver, CO  80217-3301

MAC & CO.                                                      7.88%
A/C KPGF8709582
Mutual Funds Department
P.O. Box 3193
Pittsburgh, PA  15230-3198

Charles H. Wolf III P/ADM                                      7.11%
PFT Shring PL FBO Charles H. Wolf III DDS
657 Spruce Street
Berkeley, CA  94707-1745

                     SMALL CAP VALUE FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

NUMMI Hourly Retirement Plan                                   6.61%
Attn:  Jorge Young
4550 Fremont Blvd.
Fremont, CA  94538-6368

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                98.52%
c/o Union Bank of CA
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                      VALUE MOMENTUM FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

The Chicago Trust Company                                      7.61%
of Chicago
Omnibus Account
UA DTD 12/17/1999
P.O. Box 121589
San Diego, CA  92112-1589

                      VALUE MOMENTUM FUND - CLASS C SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

LPL Financial Services                                         9.53%
9785 Towne Centre Drive
San Diego, CA  92121-1968

Jacob Zeidman                                                  5.72%
Paula Zeidman
1587 Spyglass Drive
Upland, CA  91786-2417

                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

Select Benefit UBOC 401(k) Plan                               23.04%
Union Bank of California
Controllers Division
P.O. Box 45000
San Francisco, CA  94145-0001

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                99.25%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484


                          BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                    ----------------------------------

Select Benefit UBOC 401(k) Plan                                5.02%
Union Bank of California
Controllers Division
P.O. Box 45000
San Francisco, CA  94145-0001

Lane & Company                                                98.86%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

                           BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Wilmington Trust Company                                      11.80%
Attn: Carolyn Nelson
1100 Market Street
Wilmington, DE  19801-1243

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Charles Schwab & Co., Inc.                                    27.15%
FBO Exclusive Customers
101 Montgomery St.
San Francisco, CA  94104-4122

Harry R. and Edythe L. Silverglide TTEE                        9.64%
Harry and Edythe Silverglide
c/o Mike Destro
16615 Lark Avenue, Suite 200
Los Gatos, CA  95032-7645

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Ingeborg Samsinger                                             5.23%
1555 Lakeside Drive #71
Oakland, CA  94612-4544

          CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                98.61%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

            NATIONAL INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

RBC Dain Rauscher                                             99.90%
Andrew H. Greenhill
Ann H. Greenhill Co. - TTEES
Andrew H. & Ann H. Greenhill Rev.
5442 Hobart Street
Pittsburgh, PA  15217-1965

           NATIONAL INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Lane & Company                                                100.0%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

              100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                               99.98%
For the Benefit of our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908

             100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Union Bank of California                                      95.55%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA  92186-5602


              100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                               100.0%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                               99.62%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Union Bank of California                                      99.99%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA 92186-5602

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                              100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY  10008-3752

                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                               98.32%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY  10008-3908

                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Union Bank of California                                      78.46%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA  92186-5602

Lane & Company                                                21.52%
c/o Union Bank of California
Attn: Kathleen Heilman
PO Box 85484
San Diego, CA  92186-5484

                 DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                               100.0%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY  10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                               95.73%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Rebecca Gold                                                   6.57%
1912 Jasmine Street
El Cajon, CA  92021-3663

              U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

Union Bank of California                                      96.07%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA  92186-5602

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ---------------------------------

National Financial Services LLC                              100.00%
For the Benefit of our Customers

Church Street Station
PO Box 3752
New York, NY  10008-3752

                                    APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


         Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                      - Leading market positions in well-established industries.

                      - High rates of return on funds employed.

                      - Conservative capitalization structure with moderate
                        reliance on debt and ample asset protection.

                      - Broad margins in earnings coverage of fixed financial
                        charges and high internal cash generation.

                      - Well-established access to a range of financial markets
                        and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1          This designation denotes superior credit quality.
                      Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2          This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                              FINANCIAL STATEMENTS

         The Independent Auditors' Report for HighMark Funds for the fiscal year ended July 31, 2002, audited Financial Statements for HighMark Funds for the fiscal year ended July 31, 2002, and unaudited Financial Statements for HighMark Funds for the period ended January 31, 2002 are incorporated by reference to the Annual and Semi-Annual Reports of HighMark Funds, dated as of such dates, which will be sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of each such report may be obtained without charge by contacting the Distributor, SEI Investments Distribution Co. at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456 or by telephoning toll-free at 1-800-734-2922.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS

                                    (a)     (1) Declaration of Trust, dated
                                            March 10, 1987, is incorporated by
                                            reference to Exhibit (1)(a) of
                                            Pre-Effective Amendment No. 1 (filed
                                            May 15, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (2)     Amendment to Declaration of Trust,
                                            dated April 13, 1987, is
                                            incorporated by reference to Exhibit
                                            (1)(b) of Pre-Effective Amendment
                                            No. 1 (filed May 15, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Amendment to Declaration of Trust,
                                            dated July 13, 1987, is incorporated
                                            by reference to Exhibit (1)(c) of
                                            Pre- Effective Amendment No. 2
                                            (filed July 24, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre- Effective Amendment No. 3
                                            (filed July 31, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Amendment to Declaration of Trust,
                                            dated October 18, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(e) of Post-Effective Amendment
                                            No. 18 (filed November 8, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Amendment to Declaration of Trust,
                                            dated December 4, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(f) of Post-Effective Amendment
                                            No. 19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (b)      (1)     Amended and Restated Code of
                                            regulations, dated June 5, 1991, is
                                            incorporated by reference to Exhibit
                                            2 of Post-Effective Amendment No. 7
                                            (filed September 30, 1991) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amendment to Amended and Restated
                                            Code of Regulations, dated December
                                            4, 1991, is incorporated by
                                            reference to Exhibit 2(b) of
                                            Post-Effective Amendment No. 8
                                            (filed September 30, 1992) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                           (c)              RIGHTS OF SHAREHOLDERS

                                            The following portions of
                                            Registrant's Declaration of Trust
                                            incorporated as Exhibit (a) hereto,
                                            define the rights of shareholders:

                           5.1      SHARES IN THE SERIES OF THE TRUST.

                                    A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                                            Subject to the respective voting
                                    rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

                                    B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                                            (1) ASSETS BELONGING TO A SERIES.
                                    All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

                                            (2) LIABILITIES BELONGING TO A
                                    SERIES. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

                                            (3) LIQUIDATING DISTRIBUTIONS. In
                                    the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

                                            (4) DIVIDENDS AND DISTRIBUTIONS.
                                    Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

                           5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

                           5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

                           5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

                           5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                           5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

                           5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                           5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                           8. SHAREHOLDER'S VOTING POWERS AND MEETINGS.
                           Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

                           9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                           "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                           The rights accruing to a Shareholder under this
                           Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

                           9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                           9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

                           10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                                    A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

                                    B. The Trustees, with the vote of a
                                    majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

                                    C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

                                    D. After the effective date of the
                                    determination of the Trustees under
                                    paragraph A or B above,

                                            (1) The Trust shall carry on no
                                            business relating to the assets of
                                            such series except for the purpose
                                            of winding up the affairs of such
                                            series.

                                            (2) The Trustees shall proceed to
                                            wind up the affairs of such series
                                            and all of the powers of the
                                            Trustees under this Declaration of
                                            Trust shall continue until the
                                            affairs of such series shall have
                                            been wound up, including the power
                                            to fulfill or discharge the
                                            contracts of the Trust relating to
                                            such series, to collect assets of
                                            such series, to sell, convey,
                                            assign, exchange, transfer, or
                                            otherwise dispose of all or any part
                                            of the remaining assets of such
                                            class to one or more Persons at
                                            public or private sale for
                                            consideration that may consist in
                                            whole or in part of cash,
                                            securities, or other property of any
                                            kind, to discharge or pay its
                                            liabilities, and to do all other
                                            acts appropriate to liquidate the
                                            business of such series.

                                            Upon completion of the distribution
                                            of the remaining proceeds or the
                                            remaining assets as provided in
                                            paragraphs A and B of this section,
                                            the Trustees may authorize the
                                            termination of that series of the
                                            Trust. Such termination shall be
                                            effective upon filing with the State
                                            Secretary of the Commonwealth of
                                            Massachusetts of an instrument
                                            setting forth such termination, at
                                            which time the Trustees shall be
                                            discharged of any and all further
                                            liabilities and duties hereunder
                                            relating to such series and the
                                            right, title and interest of all
                                            parties shall be cancelled and
                                            discharged with respect to such
                                            series. Such instrument shall
                                            constitute an amendment to this
                                            Declaration of Trust when filed with
                                            the State Secretary of the
                                            Commonwealth of Massachusetts as
                                            provided in this Title X.

                           10.8     AMENDMENT PROCEDURE.

                                    A. Subject to the provisions of subsections
                                    B and C of this Section 10.8, this
                                    Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

                                    B. Notwithstanding any other provisions
                                    hereof, until such time as a Registration
                                    Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                                    C. The Trustees may also amend this
                                    Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

                                    The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

                                    1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and
                                    Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section 10.3 and Section 10.4, respectively, of the Declaration of Trust;
                                    (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and
                                    (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

                                    1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

                                    1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding

                                    Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of 1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

                                    1.4 NOTICE. Written notice, stating the
                                    place, day, and hour of each meeting of
                                    Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

                                    1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                                    1.6 RECORD DATE. The Trustees may fix a time
                                    (during which they may close the Share
                                    transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

                                    1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT.
                                    Any action taken by Shareholders may be
                                    taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                                    3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

                                    3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a wavier thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

                           (d) (1) Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of September 1, 1998 (the
                                            "Investment Advisory Agreement"), is
                                            incorporated by reference to Exhibit
                                            5(a) of Post-Effective Amendment No.
                                            25 (filed November 30, 1998) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (2)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Waddell & Reed Investment
                                            Management Company ("WRIMCO") is
                                            incorporated by reference to Exhibit
                                            (d)(2) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and LSV Asset Management
                                            ("LSV") is incorporated by reference
                                            to Exhibit (d)(3) of Post-Effective
                                            Amendment No. 37 (filed September
                                            27, 2002) to Registrant's
                                            Registration Statement on Form N-1A.


                                    (4)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Deutsche Asset Management
                                            Investment Services Ltd ("Deutsche")
                                            dated as of February 28, 2001 is
                                            incorporated by reference to Exhibit
                                            (d)(5) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Form of Investment Sub-Advisory
                                            Agreement between HighMark Capital
                                            Management, Inc. and
                                            Nicholas-Applegate is incorporated
                                            by reference to Exhibit (d)(6) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Amended and Restated Schedule A to
                                            the Investment Advisory Agreement is
                                            incorporated by reference to Exhibit
                                            (d)(7) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (e)      (1)     Distribution Agreement between
                                            the Registrant and SEI Financial
                                            Services Company dated as of
                                            February 15, 1997 and re-executed
                                            January 30, 1998 is incorporated by
                                            reference to Exhibit (e)(1) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                           (f)              None.


                           (g)      (1)     Custodian Agreement between
                                            Registrant and Union Bank of
                                            California, N.A., dated as of
                                            December 5, 2001 (the "Custodian
                                            Agreement"), is incorporated by
                                            reference to Exhibit (g)(1) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                           (h)      (1)     Administration Agreement between
                                            Registrant and SEI Fund Resources
                                            incorporated by reference to Exhibit
                                            9(a) of Post-Effective Amendment No.
                                            20 (filed February 25, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amended and Restated Schedule A to
                                            the Administration Agreement is
                                            incorporated by reference to Exhibit
                                            (h)(2) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Sub-Administration Agreement between
                                            SEI Investments Mutual Funds
                                            Services and HighMark Capital
                                            Management, Inc. dated September 1,
                                            1998 is incorporated by reference to
                                            Exhibit (h)(3) of Post-Effective
                                            Amendment No. 34 (filed September
                                            28, 2001) to Registrant's
                                            Registration Statement on Form N1-A.

                                    (4)     Amended and Restated Schedule A to
                                            the Sub-Administration Agreement is
                                            incorporated by reference to Exhibit
                                            (h)(4) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Amended and Restated Schedule B to
                                            the Sub-Administration Agreement is
                                            incorporated by reference to Exhibit
                                            (h)(5) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Transfer Agency and Service
                                            Agreement between the Registrant and
                                            State Street Bank and Trust Company
                                            is incorporated by reference to
                                            Exhibit 9(c) of Post-Effective
                                            Amendment No. 20 (filed February 25,
                                            1997) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (7)     Amended and Restated Schedule A to
                                            the Transfer Agency and Service
                                            Agreement is incorporated by
                                            reference to Exhibit (h)(7) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (8)     Restated Shareholder Service Plan
                                            for Class A Shares is incorporated
                                            by reference to Exhibit (h)(8) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (9)     Shareholder Service Plan for Class B
                                            for the Registrant is incorporated
                                            by reference to Exhibit (h)(9) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (10)    Restated Shareholder Services Plan
                                            with respect to the Fiduciary Shares
                                            is incorporated by reference to
                                            Exhibit 15(a) of Post-Effective
                                            Amendment No. 25 (filed November 30,
                                            1998) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (11)    Amended and Restated Schedule A to
                                            the Restated Shareholder Service
                                            Plan for Fiduciary Shares is
                                            incorporated by reference to Exhibit
                                            (h)(11) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (i) Opinion and Consent of Counsel as to legality of shares being registered is incorporated by reference to Exhibit (i) of Post-Effective
                                            Amendment No. 36 (filed June 26,
                                            2002) to Registrant's Registration
                                            Statement on
                                            Form N-1A.


                           (j)      (1)     Consent of Ropes & Gray is filed
                                            herewith.

                                    (2)     Consent of Deloitte & Touche is
                                            filed herewith.


                           (k)              None.

                           (l)              None.

                           (m) (1) Restated Distribution Plan with respect to the Class A Shares is incorporated by reference to Exhibit
                                            (m)(1) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Distribution Plan relating to Class
                                            B Shares is incorporated by
                                            reference to Exhibit (m)(2) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Distribution Plan with respect to
                                            the Class C Shares is incorporated
                                            by reference to Exhibit (m)(4) of
                                            Post-Effective Amendment No. 28
                                            (filed September 20, 1999) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Distribution Plan with respect to
                                            the Class S Shares is incorporated
                                            by reference to Exhibit (m)(5) of
                                            Post-Effective Amendment No. 28
                                            (filed September 20, 1999) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (n)      (1)     Amended Multiple Class Plan for
                                            HighMark Funds adopted by the Board
                                            of Trustees on September 17, 2002 is
                                            incorporated by reference to Exhibit
                                            (n)(1) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                           (p)      (1)     Code of Ethics of HighMark Funds
                                            dated as of June 21, 2000 is
                                            incorporated by reference to Exhibit
                                            (p)(1) of Post-Effective Amendment
                                            No. 30 (filed September 22, 2000) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (2)     Code of Ethics of HighMark Capital
                                            Management, Inc. dated June 2002 is
                                            incorporated by reference to Exhibit
                                            (p)(2) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Code of Ethics of Deutsche Asset
                                            Management Investment Services Ltd.
                                            dated July 2001 is incorporated by
                                            reference to Exhibit (p)(3) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Code of Ethics of Waddell & Reed
                                            Investment Management Company dated
                                            November 15, 2000 as revised August
                                            22, 2001 is incorporated by
                                            reference to Exhibit (p)(4) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (5)     Code of Ethics of LSV Asset
                                            Management dated June 2001 is
                                            incorporated by reference to Exhibit
                                            (p)(6) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Code of Ethics of Nicholas-Applegate
                                            Capital Management dated March 31,
                                            2001 is incorporated by reference to
                                            Exhibit (p)(7) of Post-Effective
                                            Amendment No. 34 (filed September
                                            28, 2001) to Registrant's
                                            Registration Statement on Form N-1A.


                                    (7)     Code of Ethics of SEI Investments
                                            Company dated December 2001 is
                                            incorporated by reference to Exhibit
                                            (p)(7) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25.          INDEMNIFICATION

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6(a) hereto,
                  Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as
                  Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto,
                  Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and
                  Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND
                  SUB-ADVISORS

                  HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo-Mitsubishi, Ltd., a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc.

                  To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with UnionBanCal Corporation, The Bank of Tokyo-Mitsubishi and/or The Bank of Tokyo-Mitsubishi's other subsidiaries.

                  Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                                         Position with
Name                                     the Adviser                                        Principal Occupation
----                                     -----------                                        --------------------
Piet Westerbeek III                      Director, Chairman of the Board                    Executive Vice President
                                                                                            Union Bank of California
                                                                                            445 S. Figueroa Street
                                                                                            Los Angeles, CA  90071

Richard C. Hartnack                      Director                                           Vice Chairman
                                                                                            Union Bank of California
                                                                                            445 S. Figueroa Street
                                                                                            Los Angeles, CA  90071

Akifumi Tamagawa                         Director                                           Executive Vice President
                                                                                            and Manager, Office of the President
                                                                                            Union Bank of California
                                                                                            400 California Street
                                                                                            San Francisco, CA 94104

Honoria F. Vivell                        Director                                           Executive Vice President
                                                                                            Community Banking Group
                                                                                            Union Bank of California
                                                                                            445 S. Figueroa Street
                                                                                            Los Angeles, CA  90071


                                       20


Jeffrey L. Boyle                         Senior Vice President and                          Senior Vice President
                                         Sales manager                                      Community Banking Group
                                                                                            Union Bank of California
                                                                                            475 Sansome Street
                                                                                            San Francisco, CA 94111

John J. King                             Secretary                                          Senior Vice President and
                                                                                            Associate General Counsel
                                                                                            Union Bank of California
                                                                                            400 California Street
                                                                                            San Francisco, CA 94104

Kristin Friedman                         Assistant Treasurer                                Vice President
                                                                                            Administration & Support Group
                                                                                            Union Bank of California
                                                                                            400 California Street
                                                                                            San Francisco, CA 94104

Teresita Ching                           Compliance Officer and                             HighMark Capital
                                         Assistant Secretary                                Management
                                                                                            475 Sansome Street
                                                                                            San Francisco, CA 94111

Earle A. Malm II                         President and Chief Executive                      President and Chief Executive
                                         Officer                                            Officer
                                                                                            HighMark Capital Management
                                                                                            475 Sansome Street
                                                                                            San Francisco, CA 94111

Luke C. Mazur                            Chief Investment Officer                           Chief Investment Officer
                                         and Director                                       HighMark Capital Management
                                                                                            475 Sansome Street
                                                                                            San Francisco, CA 94111

R. Gregory Knopf                         Managing Director                                  HighMark Capital Management
                                                                                            445 S. Figueroa Street
                                                                                            Los Angeles, CA  90071


Kevin A. Rogers                          Managing Director & Chief Financial                HighMark Capital Management
                                         Officer                                            18300 Von Karman Avenue
                                                                                            Irvine, CA  92715

                  Waddell & Reed Investment Management Company ("WRIMCO") is a sub-advisor of the HighMark Growth Fund. WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed"), a Delaware corporation and publicly held company. WRIMCO's principal address is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202. As of March 31, 2001, WRIMCO managed over $32.2 billion in assets.

                  To the knowledge of Registrant, none of the directors or officers of WRIMCO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of WRIMCO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME                  POSITION WITH WRIMCO                  PRINCIPAL OCCUPATION
----                  --------------------                  --------------------
Keith A. Tucker       Chairman of the Board and Director    Same

Henry J. Herrmann     Chief Executive Officer, Chief        Same
                      Investment Officer, President and
                      Director

John E. Sundeen       Senior Vice President, Treasurer,     Same
                      Principal Financial Officer and
                      Director

Daniel C. Schulte     Senior Vice President,                Same
                      General Counsel and Secretary


                  LSV Asset Management ("LSV") is a sub-adviser of the HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 8 years. The principal business address of LSV is 200 W. Madison Street, Chicago, Illinois 60606. As of August 31, 2002, LSV had approximately $8 billion in assets under management.

                  To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name                                   Position with LSV                                  Principal Occupation
----                                   -----------------                                  --------------------
Josef Lakonishok                       Partner, Chief Executive Officer and               Same; other employment includes
                                       Portfolio Manager                                  Prof. of Finance, University of Illinois

Robert Vishny                          Partner and Portfolio Manager                      Same; other employment includes
                                                                                          Prof. of Finance, University of Chicago

Menno Vermuelen                        Partner, Portfolio Manager and                     Same
                                       Senior Quantitative Analyst

Tremaine Atkinson                      Partner and Chief Operating Officer                Same

Christopher LaCroix                    Partner and Managing Director of                   Same
169 East Avenue                        New Business Development
Norwalk, CT  06851


Andrei Shleifer                        Partner                                            Professor of Economics, Harvard
M9 Littauer Center                                                                        University
Cambridge, MA  02138

SEI Funds, Inc.                        General Partner                                    N/A
1 Freedom Valley Road
Oaks, PA  19456



                  Deutsche Asset Management Investment Services ("Deutsche") Ltd. is a sub-adviser of the HighMark International Equity Fund. Deutsche is wholly owned by Deutsche Asset Management Group Limited which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Asset Management is located at One Appold Street, London, England.

                  To the knowledge of Registrant, none of the directors or officers of Deutsche, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of Deutsche, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers.

NAME                      POSITION WITH DEUTSCHE                 PRINCIPAL OCCUPATION
----                      ----------------------                 --------------------
Annette Jane Fraser       Chief Executive Officer of Deutsche    Same
                          and Fund Manager

Richard Charles Wilson    Director of Deutsche Asset             Same
                          Management and Fund Manager

Alexander Tedder          Director of Deutsche Asset             Same
                          Management and Fund Manager


                  Nicholas-Applegate is a sub-adviser of the Small Cap Growth Fund. Nicholas-Applegate is an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial services companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German company, which, together with its subsidiaries, is one of the world's leading financial services companies.

                  To the knowledge of Registrant, none of the directors or officers of Nicholas-Applegate, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of Nicholas-Applegate, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers.

NAME AND POSITION WITH                   BUSINESS AND OTHER CONNECTIONS                     POSITION WITH OTHER COMPANY
INVESTMENT ADVISER

Arthur Edward Nicholas                   MacIntosh GP SUB, LLC                              Managing Chief Executive Officer
Executive Officer
Chairman & Chief
Executive Officer
                                         Nicholas-Applegate                                 Chairman
                                         Securities, LP

                                         Nicholas-Applegate                                 Chairman & Trustee
                                         Institutional Funds

                                         Nicholas-Applegate                                 President
                                         Securities International LDC

                                         Nicholas-Applegate US                              Director
                                         Growth Equity Fund, Ltd.


                                       24

NAME AND POSITION WITH                   BUSINESS AND OTHER CONNECTIONS                     POSITION WITH OTHER COMPANY
INVESTMENT ADVISER

                                         Nicholas-Applegate                                 Director
                                         Strategic Opportunities, Ltd.

Edward Blake Moore, Jr.                  MacIntosh GP SUB, LLC                              Managing Secretary and
General Counsel                                                                             General Counsel


                                         Nicholas-Applegate                                 General Counsel and
                                         Securities, LP                                     Secretary

                                         Nicholas-Applegate                                 President
                                         Instiutional Funds


Marna P. Whittington, Ph.D               MacIntosh GP SUB, LLC                              Managing President
President

                                         Nicholas-Applegate                                 President
                                         Securities, LP


Eric Spencer Sagerman                    Nicholas-Applegate                                 Director
Head of Global Marketing                 Southeast Asia Fund

                                         Nicholas-Applegate India                           Director
                                         Fund, Ltd PCC


William Charles Maher,                   MacIntosh GP SUB, LLC                              Managing Chief Financial
CPA                                                                                         Officer/Treasurer
Chief Financial Officer
                                         Nicholas-Applegate                                 Treasurer
                                         Institutional Funds

                                         Nicholas-Applegate                                 Chief Financial Officer
                                         Securities, LP

Catherine Somehegyi                      None
Nicholas
Chief Investment Officer
Global Equity Management

Peter James Johnson                      Nicholas-Applegate                                 Vice President
Sr. Vice President, Director             Securities, LP
of Institutional Sales


Scott Allan Long                         None
Head of Global Operations

Victoria Proctor Hulick                  None
Director of Compliance

MacIntosh GP SUB, LLC                    Allianz Asset Management                           Limited Partner
General Partner                          of America, LLC


                                       25

NAME AND POSITION WITH                   BUSINESS AND OTHER CONNECTIONS                     POSITION WITH OTHER COMPANY
INVESTMENT ADVISER

Allianz Asset Management                 Allianz of America, Inc.                           Sole Shareholder
of America, LLC
Limited Partner

ITEM 27.          PRINCIPAL UNDERWRITER

                  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

                  Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

                  SEI Daily Income Trust                    July 15, 1982
                  SEI  Liquid Asset Trust                   November 29, 1982
                  SEI Tax Exempt Trust                      December 3, 1982
                  SEI Index Funds                           July 10, 1985
                  SEI Institutional Managed Trust           January 22, 1987
                  SEI Institutional International Trust     August 10, 1988
                  The Advisors' Inner Circle Fund           November 14, 1991
                  STI Classic Funds                         May 29, 1992
                  The Arbor Fund                            January 28, 1993
                  Bishop Street Funds                       January 27, 1995
                  STI Classic Variable Trust                August 18, 1995
                  SEI Asset Allocation Trust                April 1, 1996
                  SEI Institutional Investments Trust       June 14, 1996
                  ARMADA Funds                              March 8, 1997
                  The Expedition Funds                      June 9, 1999
                  Oak Associates Funds                      February 27, 1998
                  The Nevis Funds, Inc.                     June 29, 1998
                  CNI Charter Funds                         April 1, 1999
                  The Armada Advantage Funds                May 1, 1999
                  Amerindo Funds, Inc.                      July 13, 1999
                  iShares Inc.                              January 28, 2000
                  SEI Insurance Products Trust              March 29, 2000
                  iShares Trust                             April 25, 2000
                  Pitcairn Funds                            August 1, 2000
                  First Focus Funds, Inc.                   October 1, 2000
                  Johnson Family Funds, Inc.                November 2000
                  The MDL Funds                             January 24, 2001
                  Causeway Capital Management Trust         September 20, 2001


                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the principal business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

                                            Position and Office                         Positions and Offices
         Name                               With Underwriter                            With Registrant
         ----                               -------------------                         ---------------------
         Alfred P. West, Jr.                Director, Chairman of the Board of Directors         --
         Richard B. Lieb                    Director, Executive Vice President                   --
         Carmen V. Romeo                    Director                                             --
         Mark J. Held                       President & Chief Operating Officer                  --
         Dennis J. McGonigle                Executive Vice President                             --
         Robert M. Silvestri                Chief Financial Officer & Treasurer                  --
         Todd Cipperman                     Senior Vice President & General Counsel     Vice President &
                                                                                          Assistant Secretary
         Carl A. Guarino                    Senior Vice President                                --
         Jack May                           Senior Vice President                                --
         Kevin P. Robins                    Senior Vice President                                --
         Patrick K. Walsh                   Senior Vice President                                --
         Wayne M. Withrow                   Senior Vice President                                --
         Robert Aller                       Vice President                                       --
         John D. Anderson                   Vice President & Managing Director                   --
         Timothy D. Barto                   Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary
         Robert Crudup                      Vice President & Managing Director                   --
         Richard A. Deak                    Vice President & Assistant Secretary                 --
         Scott W. Dellorfano                Vice President & Managing Director                   --
         Barbara Doyne                      Vice President                                       --
         Jeff Drennen                       Vice President                                       --
         Scott C. Fanatico                  Vice President & Managing Director                   --


                                            Position and Office                         Positions and Offices
         Name                               With Underwriter                            With Registrant
         ----                               -------------------                         ---------------------

         Vic Galef                          Vice President & Managing Director                  --
         Steven A. Gardner                  Vice President & Managing Director                  --
         Lydia A. Gavalis                   Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary
         Greg Gettinger                     Vice President & Assistant Secretary                 --
         Kathy Heilig                       Vice President                                       --
         Jeff Jacobs                        Vice President                                       --
         Bridget Jensen                     Vice President                                       --
         Samuel King                        Vice President                                       --
         John Kirk                          Vice President & Managing Director                   --
         Kim Kirk                           Vice President & Managing Director                   --
         John Krzeminski                    Vice President & Managing Director                   --


                                       27

         Karen La Tourette                  Secretary                                            --
         Alan H. Lauder                     Vice President                                       --
         Paul Lonergan                      Vice President & Managing Director                   --
         Ellen Marquis                      Vice President                                       --
         Christine M. McCullough            Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary
         Carolyn McLaurin                   Vice President & Managing Director                   --
         Mark Nagle                         Vice President                                       --
         Joanne Nelson                      Vice President                                       --
         Rob Redican                        Vice President                                       --
         Maria Rinehart                     Vice President                                       --
         Steve Smith                        Vice President                                       --
         Daniel Spaventa                    Vice President                                       --
         Kathryn L. Stanton                 Vice President                                       --
         Sherry Kagdan Vetterlewn           Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary
         Lori L. White                      Vice President & Assistant Secretary                 --
         William E. Zitelli                 Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) HighMark Capital Management, Inc., 475 Sansome Street, San Francisco, CA 94104 (records relating to its function as investment adviser).

                  (2) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to its functions as custodian, sub-administrator and sub-transfer agent).

                  (3) SEI Investments Global Funds Services (formerly "SEI Investments Mutual Funds Services"), Oaks, Pennsylvania 19456 (records relating to its function as administrator).

                  (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

                  (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

                  (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29.          MANAGEMENT SERVICES

                  None.

ITEM 30.          UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 26th day of November, 2002.


                                                   HighMark Funds

                                                   By:   */S/ JAMES R. FOGGO
                                                         James R. Foggo
                                                         President and
                                                         Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                     CAPACITY                       DATE
---------                     --------                       ----

*/S/ JAMES R. FOGGO           President and                  November 26, 2002
 ----------------------       Chief Executive Officer
James R. Foggo

*/S/ PETER GOLDEN             Controller and Chief           November 26, 2002
 ----------------------       Financial Officer
Peter Golden

*/S/ THOMAS L. BRAJE          Trustee                        November 26, 2002
 ----------------------
Thomas L. Braje

*/S/ DAVID A. GOLDFARB        Trustee                        November 26, 2002
 ----------------------
David A. Goldfarb

*/S/ JOSEPH C. JAEGER         Trustee                        November 26, 2002
 ----------------------
Joseph C. Jaeger

*/S/ FREDERICK J. LONG        Trustee                        November 26, 2002
 ----------------------
Frederick J. Long

*/S/ MICHAEL L. NOEL          Trustee                        November 26, 2002
 ----------------------
Michael L. Noel

*/S/ ROBERT M. WHITLER        Trustee                        November 26, 2002
 ----------------------
Robert M. Whitler

*By:     */S/ ALAN G. PRIEST
         Alan G. Priest
         Attorney-In-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------

         The undersigned, being an Officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                     TITLE                        DATE


/S/ JAMES R. FOGGO            President and                September 19, 2001
---------------------------   Chief Executive Officer
James R. Foggo

                                POWER OF ATTORNEY
                                -----------------

         The undersigned, being an Officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                    TITLE                        DATE


/S/ PETER GOLDEN             Controller and               September 19, 2001
--------------------------   Chief Financial Officer
Peter Golden

                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                           TITLE                      DATE

/S/ THOMAS L. BRAJE                 Trustee
---------------------
Thomas L. Braje

/S/ DAVID A. GOLDFARB               Trustee
---------------------
David A. Goldfarb

/S/ WILLIAM R. HOWELL               Trustee
---------------------
William R. Howell

/S/ JOSEPH C. JAEGER                Trustee
---------------------
Joseph C. Jaeger

/S/ FREDERICK J. LONG               Trustee
---------------------
Frederick J. Long

/S/ PAUL L. SMITH                   Trustee
---------------------
Paul L. Smith

                                POWER OF ATTORNEY
                                -----------------

         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                     TITLE                     DATE


/s/ MICHAEL L. NOEL           Trustee                   September 9, 1999
-------------------
Michael L. Noel

                                POWER OF ATTORNEY
                                -----------------

         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                           TITLE                     DATE

/S/ ROBERT M. WHITLER               Trustee                   September 9, 1999
---------------------
Robert M. Whitler

                                  Exhibit Index


EXHIBIT NO.                                 DESCRIPTION


(j)(1)            Consent of Ropes & Gray.

(j)(2)            Consent of Deloitte & Touche.